Schedule of Investments (unaudited)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust Series 2018-2, Class A, 3.01%, 10/15/25	$3,000	$3,177,517
Drive Auto Receivables Trust Series 2018-2, Class D, 4.14%, 08/15/24 (Call 08/15/22)	2,895	2,973,179
GM Financial Automobile Leasing Trust Series 2020-2, Class A3, 0.80%, 07/20/23 (Call 03/20/23)	2,790	2,812,386
GM Financial Consumer Automobile Receivables Trust
Series 2019-2, Class A4, 2.65%, 02/16/24 (Call 10/16/22)	1,332	1,352,587
Series 2020-2, Class A3, 1.49%, 12/16/24 (Call 07/16/23)	1,861	1,894,155
Honda Auto Receivables Owner Trust Series 2019-2, Class A4, 2.54%, 03/21/25 (Call 09/21/22)	2,375	2,463,204
Series 2020-2, Class A4, 1.09%, 10/15/26 (Call 08/15/23)	2,750	2,803,666
Nissan Auto Lease Trust Series 2020-A, Class A3, 1.84%, 01/17/23 (Call 10/15/22)	2,000	2,027,099
Series 2020-A, Class A4, 1.88%, 04/15/25 (Call 10/15/22)	1,870	1,911,536
Santander Drive Auto Receivables Trust Series 2018-4, Class C, 3.56%, 07/15/24 (Call 08/15/22)	1,410	1,427,570
Series 2020-1, Class C, 4.11%, 12/15/25 (Call 09/15/23)	1,018	1,084,170
USAA Auto Owner Trust Series 2019-1, Class A4, 2.14%, 11/15/24 (Call 06/15/22)	4,070	4,166,439
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 07/15/25 (Call 05/15/24)	430	431,720

Total Asset-Backed Securities — 0.6% (Cost: $28,003,274)		28,525,228

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.5%
Benchmark Mortgage Trust
Series 2018-B21, Class A2, 1.74%, 12/17/53	1,000	1,030,448
Series 2018-B4, Class A2, 3.98%, 07/15/51	3,456	3,682,904
COMM Mortgage Trust Series 2012-CR1, Class A3, 3.39%, 05/15/45 (Call 04/15/22)	651	669,081
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 10/10/23)	2,000	2,179,583
Series 2013-CR8, Class A5, 3.61%, 06/10/46 (Call 05/10/23)(a)	5,366	5,718,696
Series 2013-CR9, Class A4, 4.22%, 07/10/45(a)	2,000	2,155,669
Series 2014-CR20, Class A3, 3.33%, 11/10/47 (Call 09/10/24)	4,000	4,286,195
Series 2014-CR20, Class A4, 3.59%, 11/10/47 (Call 10/10/24)	4,200	4,599,675
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.67%, 12/25/24 (Call 12/25/24)	5,000	5,392,632
GS Mortgage Securities Trust Series 2014-GC20, Class AAB, 3.66%, 04/10/47	1,439	1,507,543
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 08/10/24)	$2,000	$2,113,346
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 08/10/24)	4,000	4,432,028
Series 2017-GS7, Class AAB, 3.20%, 08/10/50	4,000	4,379,191
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	2,830	3,085,725
JPMBB Commercial Mortgage Securities Trust Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/11/24)	225	246,841
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	3,000	3,302,855
Series 2015-C27, Class AS, 3.02%, 02/15/48 (Call 11/15/24)	1,604	1,687,189
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 05/15/24)	150	164,350
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class A4, 4.08%, 07/15/46 (Call 06/15/23)(a)	3,000	3,206,462
Series 2013-C10, Class AS, 4.08%, 07/15/46 (Call 06/15/23)(a)	1,000	1,074,843
Series 2013-C11, Class A4, 4.15%, 08/15/46 (Call 07/15/23)(a)	1,000	1,062,765
Series 2013-C7, Class A3, 2.66%, 02/15/46 (Call 11/15/22)	2,020	2,065,454
Series 2014-C17, Class A4, 3.44%, 08/15/47 (Call 03/15/24)	3,000	3,148,206
Series 2014-C18, Class ASB, 3.62%, 10/15/47	1,325	1,388,167
Series 2015-C22, Class A4, 3.31%, 04/15/48	250	273,448
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52	970	1,089,953
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46 (Call 01/10/23)	800	832,657
Wells Fargo Commercial Mortgage Trust Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 10/15/24)	1,176	1,236,020
Series 2016-NXS5, Class A6, 3.64%, 01/15/59 (Call 01/15/26)	5,000	5,628,757
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	3,000	3,104,829
		74,745,512

Total Collaterized Mortgage Obligations — 1.5% (Cost: $73,358,979)	.	74,745,512

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(b)	200	210,636
Interpublic Group of Companies Inc. (The) 3.75%, 02/15/23	320	340,733
4.20%, 04/15/24	290	322,193
MDC Partners Inc., 7.50%, 05/01/24 (Call 05/01/21)(b)(c)	375	382,661

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Advertising (continued)
Omnicom Group Inc./Omnicom Capital Inc. 3.63%, 05/01/22	$1,027	$1,067,166
3.65%, 11/01/24 (Call 08/01/24)	373	409,983
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.63%, 02/15/24 (Call 02/15/21)	170	171,768
6.25%, 06/15/25 (Call 06/15/22)(b)	175	185,649
WPP Finance 2010 3.63%, 09/07/22	161	168,878
3.75%, 09/19/24	268	295,708
		3,555,375
Aerospace & Defense — 0.5%
Airbus Finance BV, 2.70%, 04/17/23(b)	539	564,462
BAE Systems Holdings Inc., 3.80%, 10/07/24(b)	160	177,184
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	365	372,716
2.13%, 03/01/22 (Call 02/01/22)	280	283,948
2.70%, 05/01/22	354	362,988
2.80%, 03/01/23 (Call 02/01/23)	170	176,633
2.80%, 03/01/24 (Call 02/01/24)	373	391,620
2.85%, 10/30/24 (Call 07/30/24)	61	64,266
4.51%, 05/01/23 (Call 04/01/23)	1,083	1,165,254
4.88%, 05/01/25 (Call 04/01/25)	1,468	1,656,726
Embraer Netherlands Finance BV, 5.05%, 06/15/25	800	838,864
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	211	218,689
2.25%, 11/15/22 (Call 08/15/22)	487	501,620
2.38%, 11/15/24 (Call 09/15/24)	112	119,418
3.25%, 04/01/25 (Call 03/01/25)	1,005	1,106,575
3.38%, 05/15/23 (Call 04/15/23)	698	745,303
3.50%, 05/15/25 (Call 03/15/25)	54	60,097
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	605	665,446
5.87%, 02/23/22	200	209,294
6.88%, 05/01/25 (Call 04/01/25)	515	599,615
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	24	26,783
3.85%, 06/15/23 (Call 05/15/23)	656	706,453
3.95%, 05/28/24 (Call 02/28/24)	335	367,632
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	472	512,021
3.10%, 01/15/23 (Call 11/15/22)	328	344,259
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	1,408	1,458,716
2.93%, 01/15/25 (Call 11/15/24)	938	1,013,659
3.25%, 08/01/23	141	151,052
Raytheon Technologies Corp.
2.50%, 12/15/22 (Call 09/15/22)	667	690,105
2.80%, 03/15/22 (Call 02/15/22)	681	698,025
3.20%, 03/15/24 (Call 01/15/24)	255	274,974
3.70%, 12/15/23 (Call 09/15/23)	80	86,722
3.95%, 08/16/25 (Call 06/16/25)	720	819,569
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(b)	400	395,888
Spirit AeroSystems Inc.
3.95%, 06/15/23 (Call 05/15/23)	155	153,541
5.50%, 01/15/25 (Call 10/15/22)(b)	195	204,801
7.50%, 04/15/25 (Call 04/15/22)(b)	490	525,515
SSL Robotics LLC, 9.75%, 12/31/23
(Call 12/15/21)(b)	405	455,220
	Par
Security	(000)	Value

Aerospace & Defense (continued)
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(d)	$600	$615,384
TransDigm Inc.
6.50%, 07/15/24 (Call 07/15/21)	493	501,706
6.50%, 05/15/25 (Call 05/15/21)	325	333,258
8.00%, 12/15/25 (Call 04/08/22)(b)	450	492,075
Triumph Group Inc.
5.25%, 06/01/22 (Call 03/01/21)	140	133,109
6.25%, 09/15/24 (Call 09/15/21)(b)	200	197,640
7.75%, 08/15/25 (Call 08/15/21)	225	211,091
8.88%, 06/01/24 (Call 02/01/23)(b)	335	368,812
		22,018,728
Agriculture — 0.5%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	963	1,016,793
2.85%, 08/09/22	1,287	1,334,490
2.95%, 05/02/23	108	113,745
3.49%, 02/14/22	384	396,250
3.80%, 02/14/24 (Call 01/14/24)	785	856,341
4.00%, 01/31/24	213	234,121
Archer-Daniels-Midland Co., 2.75%, 03/27/25 (Call 02/27/25)	86	93,015
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	501	535,509
3.22%, 08/15/24 (Call 06/15/24)	1,070	1,154,584
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	2,485	2,524,089
3.95%, 06/15/25(b)	149	166,436
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	87	89,196
3.00%, 09/25/22 (Call 08/25/22)	324	336,004
4.35%, 03/15/24 (Call 02/15/24)	431	476,531
Cargill Inc.
0.40%, 02/02/24(b)	510	509,658
0.75%, 02/02/26(b)	1,500	1,495,455
1.38%, 07/23/23(b)	1,161	1,190,048
3.25%, 03/01/23(b)	95	100,672
3.30%, 03/01/22 (Call 12/01/21)(b)	20	20,485
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/21)(b)	100	103,124
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	475	507,215
3.50%, 02/11/23 (Call 11/11/22)(b)	300	314,265
3.75%, 07/21/22 (Call 05/21/22)(b)	560	582,282
4.25%, 07/21/25 (Call 04/21/25)(b)	15	16,799
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(b)	425	455,511
MHP SE, 7.75%, 05/10/24(d)	200	218,716
Philip Morris International Inc.
1.13%, 05/01/23	244	248,221
1.50%, 05/01/25 (Call 04/01/25)	742	765,685
2.13%, 05/10/23 (Call 03/10/23)	291	301,799
2.38%, 08/17/22 (Call 07/17/22)	578	595,617
2.50%, 08/22/22	494	510,915
2.50%, 11/02/22 (Call 10/02/22)	668	692,362
2.63%, 02/18/22 (Call 01/18/22)	495	505,999
2.63%, 03/06/23	60	62,857
2.88%, 05/01/24 (Call 04/01/24)	322	345,696
3.25%, 11/10/24	327	359,157
3.38%, 08/11/25 (Call 05/11/25)	12	13,288

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Agriculture (continued)
3.60%, 11/15/23	$235	$255,929
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,515	1,714,313
4.85%, 09/15/23	148	164,330
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/22)(b)	300	304,593
		21,682,095
Airlines — 0.2%
American Airlines Group Inc.
3.75%, 03/01/25(b)(e)	345	264,284
5.00%, 06/01/22(b)	250	234,953
American Airlines Inc., 11.75%, 07/15/25(b)	1,025	1,184,797
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	201	196,436
British Airways 2013-1 Class A Pass Through Trust, 4.63%, 12/20/25(b)	31	32,164
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	378	371,476
3.63%, 03/15/22 (Call 02/15/22)	402	408,717
3.80%, 04/19/23 (Call 03/19/23)	344	352,359
7.00%, 05/01/25(b)	1,484	1,720,238
7.38%, 01/15/26 (Call 12/15/25)	500	574,035
Delta Air Lines Inc. Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	20	20,607
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(b)	1,205	1,287,434
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24	54	55,284
Gol Finance SA, 7.00%, 01/31/25 (Call 01/31/22)(d)	250	218,960
Hawaiian Brand Intellect, 5.75%, 01/20/26(b)	70	72,713
Korean Air Lines Co. Ltd., 2.00%, 09/04/22(d)	400	406,828
Southwest Airlines Co.
2.75%, 11/16/22 (Call 10/16/22)	124	127,670
4.75%, 05/04/23	2,195	2,378,151
5.25%, 05/04/25 (Call 04/04/25)	867	995,541
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 09/20/25 (Call 09/20/23)(b)	355	402,858
UAL Pass Through Trust, Series 2007-1A, 6.64%, 01/02/24	32	32,906
United Airlines Holdings Inc.
4.25%, 10/01/22	194	193,961
4.88%, 01/15/25	200	193,412
5.00%, 02/01/24(e)	125	123,321
		11,849,105
Apparel — 0.1%
Hanesbrands Inc. 4.63%, 05/15/24 (Call 02/15/24)(b)	375	395,936
5.38%, 05/15/25 (Call 05/15/22)(b)	275	292,960
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/21)	425	435,706
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(b)	175	185,066
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	448	479,593
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	335	376,466
Ralph Lauren Corp.
1.70%, 06/15/22	135	137,276
3.75%, 09/15/25 (Call 07/15/25)	28	31,295
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	325	332,508
4.25%, 04/01/25 (Call 01/01/25)	72	77,734
	Par
Security	(000)	Value

Apparel (continued) VF Corp.
2.05%, 04/23/22	$269	$274,617
2.40%, 04/23/25 (Call 03/23/25)	348	370,265
William Carter Co. (The), 5.50%, 05/15/25 (Call 05/15/22)(b)	200	212,640
Wolverine World Wide Inc., 6.38%, 05/15/25 (Call 05/15/22)(b)	160	170,571
		3,772,633

Auto Manufacturers — 1.4% American Honda Finance Corp.
0.65%, 09/08/23	75	75,506
0.88%, 07/07/23	190	192,079
1.20%, 07/08/25	51	51,908
1.95%, 05/20/22	132	134,806
1.95%, 05/10/23	615	636,654
2.05%, 01/10/23	224	231,302
2.15%, 09/10/24	375	396,026
2.20%, 06/27/22	242	248,374
2.40%, 06/27/24	352	373,595
2.60%, 11/16/22	224	233,119
2.90%, 02/16/24	117	125,178
3.45%, 07/14/23	405	434,788
3.55%, 01/12/24	457	498,194
3.63%, 10/10/23	244	264,728
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	450	487,409
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 09/15/21)(b)	220	225,344
BMW Finance NV, 2.40%, 08/14/24 (Call 07/14/24)(b)	500	529,030
BMW U.S. Capital LLC
2.25%, 09/15/23 (Call 07/15/23)(b)	170	177,244
2.70%, 04/06/22 (Call 03/06/22)(b)	220	225,650
2.95%, 04/14/22(b)	261	268,994
3.15%, 04/18/24 (Call 03/18/24)(b)	530	571,107
3.45%, 04/12/23 (Call 03/12/23)(b)	452	480,096
3.80%, 04/06/23(b)	254	271,988
3.90%, 04/09/25 (Call 03/09/25)(b)	929	1,039,384
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	135	135,494
3.65%, 10/01/23 (Call 07/01/23)	281	303,407
Daimler Finance North America LLC
2.13%, 03/10/25(b)	405	424,015
2.55%, 08/15/22(b)	165	170,158
2.70%, 06/14/24(b)	304	323,863
3.30%, 05/19/25(b)	310	340,368
3.40%, 02/22/22(b)	560	577,746
3.65%, 02/22/24(b)	480	522,950
3.70%, 05/04/23(b)	405	433,099
Ford Motor Co.
8.50%, 04/21/23	1,585	1,774,614
9.00%, 04/22/25 (Call 03/22/25)	1,405	1,712,133
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	200	201,988
3.09%, 01/09/23	525	530,833
3.10%, 05/04/23	515	520,413
3.34%, 03/28/22 (Call 02/28/22)	410	415,141
3.35%, 11/01/22	490	497,727
3.37%, 11/17/23	420	427,510
3.38%, 11/13/25 (Call 10/13/25)	605	614,722

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
3.55%, 10/07/22	$228	$232,635
3.66%, 09/08/24	500	515,020
3.81%, 01/09/24 (Call 11/09/23)	500	516,710
4.06%, 11/01/24 (Call 10/01/24)	530	551,969
4.13%, 08/04/25	500	524,025
4.14%, 02/15/23 (Call 01/15/23)	465	479,782
4.25%, 09/20/22	200	206,508
4.38%, 08/06/23	400	417,000
4.39%, 01/08/26	500	531,750
4.69%, 06/09/25 (Call 04/09/25)	450	481,388
5.13%, 06/16/25 (Call 05/16/25)	660	716,984
5.58%, 03/18/24 (Call 02/18/24)	565	610,516
Geely Automobile Holdings Ltd.
3.63%, 01/25/23(d)	200	205,840
4.00%, (Call 12/04/24)(a)(d)(f)	200	203,854
Geely Finance Hong Kong Ltd., 3.00%, 03/05/25(d)	200	202,092
General Motors Co.
4.88%, 10/02/23	179	197,836
5.40%, 10/02/23	467	522,017
6.13%, 10/01/25 (Call 09/01/25)	340	409,571
General Motors Financial Co. Inc.
1.70%, 08/18/23	72	73,679
2.75%, 06/20/25 (Call 05/20/25)	2,225	2,364,708
2.90%, 02/26/25 (Call 01/26/25)	648	690,230
3.15%, 06/30/22 (Call 05/30/22)	905	935,182
3.25%, 01/05/23 (Call 12/05/22)	104	108,814
3.45%, 04/10/22 (Call 02/10/22)	947	975,230
3.50%, 11/07/24 (Call 09/07/24)	317	343,945
3.55%, 07/08/22	262	272,671
3.70%, 05/09/23 (Call 03/09/23)	682	722,586
3.95%, 04/13/24 (Call 02/13/24)	345	375,612
4.00%, 01/15/25 (Call 10/15/24)	40	43,992
4.15%, 06/19/23 (Call 05/19/23)	731	785,613
4.25%, 05/15/23	120	129,192
4.30%, 07/13/25 (Call 04/13/25)	60	67,145
4.35%, 04/09/25 (Call 02/09/25)	26	29,105
5.10%, 01/17/24 (Call 12/17/23)	754	842,075
5.20%, 03/20/23	1,950	2,132,286
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(b)	257	262,305
3.35%, 02/15/23 (Call 01/15/23)(b)	185	193,208
3.35%, 06/08/25 (Call 05/08/25)(b)	542	586,119
4.05%, 02/04/22(b)	258	266,782
Hyundai Capital America
0.80%, 01/08/24(b)	1,200	1,196,448
1.25%, 09/18/23(b)	1,750	1,767,728
1.30%, 01/08/26 (Call 12/08/25)(b)	1,200	1,197,228
1.80%, 10/15/25 (Call 09/15/25)(b)	780	796,762
2.38%, 02/10/23(b)	189	194,897
2.65%, 02/10/25 (Call 01/10/25)(b)	375	394,451
2.85%, 11/01/22(b)	160	165,734
3.10%, 04/05/22(d)	100	102,734
3.40%, 06/20/24(d)	200	215,894
3.95%, 02/01/22(d)	305	314,784
4.13%, 06/08/23(d)(e)	300	322,893
4.30%, 02/01/24(d)	225	247,183
5.88%, 04/07/25 (Call 03/07/25)(b)	1,045	1,234,605
Hyundai Capital Services Inc.
3.00%, 03/06/22(d)	800	819,376
3.00%, 08/29/22(d)	400	413,820
	Par
Security	(000)	Value

Auto Manufacturers (continued)
3.75%, 03/05/23(d)	$250	$265,335
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (Call 02/01/21)(b)	150	150,098
7.75%, 10/15/25 (Call 10/15/22)(b)	200	217,052
Navistar International Corp., 9.50%, 05/01/25 (Call 04/21/22)(b)	290	323,083
Nissan Motor Acceptance Corp.
2.60%, 09/28/22(b)	390	400,113
2.65%, 07/13/22(b)	25	25,594
3.45%, 03/15/23(b)	110	115,453
3.88%, 09/21/23(b)	361	385,479
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	755	792,138
3.52%, 09/17/25 (Call 08/17/25)(b)	975	1,043,016
PACCAR Financial Corp.
0.35%, 08/11/23	17	17,001
0.80%, 06/08/23	18	18,192
1.80%, 02/06/25	86	89,743
1.90%, 02/07/23	83	85,656
2.00%, 09/26/22	257	264,276
2.15%, 08/15/24	335	354,805
2.30%, 08/10/22	195	201,010
2.65%, 05/10/22	279	287,635
2.65%, 04/06/23	79	82,961
2.85%, 03/01/22	114	117,172
3.40%, 08/09/23	111	119,468
Stellantis NV, 5.25%, 04/15/23	450	490,995
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(b)	800	832,296
Toyota Motor Corp.
2.16%, 07/02/22	339	348,055
2.36%, 07/02/24	321	340,350
3.42%, 07/20/23	233	250,470
Toyota Motor Credit Corp.
0.35%, 10/14/22	5	5,005
0.45%, 07/22/22	152	152,362
0.50%, 08/14/23	66	66,246
1.15%, 05/26/22	376	380,377
1.35%, 08/25/23	1,350	1,383,156
1.80%, 02/13/25	348	363,023
2.00%, 10/07/24	435	457,694
2.15%, 09/08/22	455	468,618
2.25%, 10/18/23	163	171,108
2.63%, 01/10/23	131	136,782
2.65%, 04/12/22	379	389,790
2.70%, 01/11/23	221	231,084
2.80%, 07/13/22	493	510,891
2.90%, 03/30/23	2,060	2,173,259
2.90%, 04/17/24	173	186,079
3.00%, 04/01/25	155	169,272
3.35%, 01/08/24	176	191,368
3.40%, 04/14/25	18	19,977
3.45%, 09/20/23	629	679,006
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(b)	785	787,912
0.88%, 11/22/23(b)	1,000	1,005,400
1.25%, 11/24/25 (Call 10/24/25)(b)	1,700	1,709,588
2.85%, 09/26/24(b)	215	230,102
3.35%, 05/13/25(b)	1,010	1,106,081
4.25%, 11/13/23(b)	700	768,054

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
Wabash National Corp., 5.50%, 10/01/25
(Call 10/01/21)(b)	$150	$153,231
		68,722,108
Auto Parts & Equipment — 0.1%
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(b)	270	302,117
American Axle & Manufacturing Inc., 6.25%, 04/01/25 (Call 04/01/21)	300	309,375
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	210	230,897
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(e)	149	163,937
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(b)	235	250,388
Cooper-Standard Automotive Inc., 13.00%, 06/01/24 (Call 06/01/22)(b)	100	115,861
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/21)(b)	200	206,740
Dana Inc., 5.50%, 12/15/24 (Call 12/15/21)	75	76,529
GC EOS Buyer Inc., 9.25%, 08/01/25 (Call 08/01/22)(b)	50	53,997
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 03/01/21)	365	365,912
9.50%, 05/31/25 (Call 05/31/22)	360	402,761
Hankook Tire & Technology Co. Ltd., 3.50%, 01/30/23(d)	200	210,614
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	126	137,513
Meritor Inc.
6.25%, 02/15/24 (Call 02/15/21)	62	62,833
6.25%, 06/01/25 (Call 06/01/22)(b)	185	198,091
Nemak SAB de CV, 4.75%, 01/23/25 (Call 01/23/22)(d)	400	415,168
Tenneco Inc., 5.38%, 12/15/24 (Call 12/15/21)	90	88,139
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/21)	200	187,992
Toyota Industries Corp., 3.24%, 03/16/23 (Call 02/16/23)(b)	250	263,258
Weichai International Hong Kong Energy Group Co. Ltd., 3.75%, (Call 09/14/22)(a)(d)(f)	400	405,364
ZF North America Capital Inc.
4.50%, 04/29/22(b)	235	242,005
4.75%, 04/29/25(b)	450	487,723
		5,177,214
Banks — 10.5%
ABN AMRO Bank NV, 4.40%, 03/27/28 (Call 03/27/23)(a)(d)	400	425,644
ABQ Finance Ltd., 1.88%, 09/08/25(d)	400	400,872
Abu Dhabi Commercial Bank PJSC, 4.00%, 03/13/23(d)	200	213,038
ADCB Finance Cayman Ltd.
4.00%, 03/29/23(d)	200	212,982
4.50%, 03/06/23(d)	640	684,749
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(d)(f)	400	434,124
Agricultural Bank of China Ltd./Hong Kong, 0.89%, 07/30/22, (3 mo. LIBOR US + 0.680%)(a)(d)	600	599,460
Agricultural Bank of China Ltd./Singapore, 0.90%, 09/23/22, (3 mo. LIBOR US + 0.660%)(a)(d)	600	599,244
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(d)	200	217,028
AIB Group PLC, 4.26%, 04/10/25 (Call 04/10/24)(a)(b)	575	627,934
	Par
Security	(000)	Value

Banks (continued)
Akbank T.A.S.
5.00%, 10/24/22(d)	$300	$305,511
5.13%, 03/31/25(d)	200	204,048
AKCB Finance Ltd., 4.75%, 10/09/23(d)	400	434,720
Al Ahli Bank of Kuwait KSCP, 3.50%, 04/05/22(d)	200	206,434
Amber Circle Funding Ltd., 3.25%, 12/04/22(d)	1,040	1,079,759
ANZ New Zealand Int’l Ltd./London, 3.40%, 03/19/24(b)	360	391,810
ASB Bank Ltd.
3.13%, 05/23/24(b)	200	216,312
3.75%, 06/14/23(b)	450	484,749
Australia & New Zealand Banking Group Ltd., 2.95%, 07/22/30 (Call 07/22/25)(a)(b)	1,000	1,053,450
Australia & New Zealand Banking Group Ltd./New
York NY
2.63%, 05/19/22	255	262,918
2.63%, 11/09/22	775	808,023
Banco BBVA Peru SA
5.00%, 08/26/22(b)	350	372,053
5.25%, 09/22/29 (Call 09/22/24)(a)(d)	200	219,312
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	1,900	1,912,977
1.13%, 09/18/25	2,300	2,310,902
Banco Bradesco SA/Cayman Islands
2.85%, 01/27/23(d)	800	819,504
3.20%, 01/27/25(d)	200	207,752
5.75%, 03/01/22(d)	200	209,648
Banco Davivienda SA, 5.88%, 07/09/22(d)	200	211,096
Banco de Bogota SA, 5.38%, 02/19/23(d)(e)	200	212,872
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(d)	400	417,276
3.13%, 07/01/30 (Call 07/01/25)(a)(d)	1,200	1,233,552
4.25%, 04/01/23(d)	400	427,912
Banco del Estado de Chile
2.70%, 01/09/25 (Call 12/09/24)(d)	400	423,080
3.88%, 02/08/22(b)	600	620,214
Banco do Brasil SA/Cayman
3.88%, 10/10/22	600	624,468
4.63%, 01/15/25(d)	400	430,624
4.75%, 03/20/24(d)	600	645,084
4.88%, 04/19/23(d)	400	426,500
5.88%, 01/19/23(d)(e)	400	431,076
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(d)	650	697,190
Banco Safra SA/Cayman Islands, 4.13%, 02/08/23(d)	200	209,166
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(d)	500	528,890
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand
4.13%, 11/09/22(d)(e)	300	315,894
5.38%, 04/17/25(d)	1,000	1,145,070
Banco Santander SA
2.71%, 06/27/24	980	1,044,464
2.75%, 05/28/25	990	1,057,142
3.13%, 02/23/23	240	252,350
3.50%, 04/11/22	445	461,238
3.85%, 04/12/23	445	476,755
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	700	723,471

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
5.13%, 09/11/22	$500	$527,320
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(d)	400	436,684
Banistmo SA, 3.65%, 09/19/22(d)	400	412,912
Bank Mandiri Persero Tbk PT, 3.75%, 04/11/24(d)	200	212,114
Bank Muscat SAOG, 4.88%, 03/14/23(d)	200	206,466
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23)(a)	5,455	5,493,294
1.20%, 10/24/26 (Call 10/24/25)(a)	3,025	3,048,413
1.32%, 06/19/26 (Call 06/19/25)(a)	3,602	3,652,032
1.49%, 05/19/24 (Call 05/19/23)(a)	25	25,558
2.02%, 02/13/26 (Call 02/13/25)(a)	4,385	4,567,986
2.46%, 10/22/25 (Call 10/22/24)(a)	1,010	1,070,903
2.50%, 10/21/22 (Call 10/21/21)	1,091	1,108,456
2.82%, 07/21/23 (Call 07/21/22)(a)	428	443,143
2.88%, 04/24/23 (Call 04/24/22)(a)	822	846,800
3.00%, 12/20/23 (Call 12/20/22)(a)	1,985	2,079,129
3.09%, 10/01/25 (Call 10/01/24)(a)	50	54,127
3.30%, 01/11/23	1,328	1,404,373
3.37%, 01/23/26 (Call 01/23/25)(a)	969	1,062,421
3.46%, 03/15/25 (Call 03/15/24)(a)	942	1,022,145
3.55%, 03/05/24 (Call 03/05/23)(a)	1,255	1,335,232
3.86%, 07/23/24 (Call 07/23/23)(a)	1,133	1,224,037
3.88%, 08/01/25	170	192,605
4.00%, 04/01/24	766	846,177
4.00%, 01/22/25	122	136,031
4.10%, 07/24/23	1,042	1,136,666
4.13%, 01/22/24	961	1,061,857
4.20%, 08/26/24	958	1,069,138
Series L, 3.95%, 04/21/25	240	268,130
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(b)(f)	1,200	1,302,420
Bank of China Ltd., 5.00%, 11/13/24(d)	1,200	1,350,840
Bank of China Ltd./Hong Kong
1.08%, 03/08/23, (3 mo. LIBOR US + 0.850%)(a)(d)	200	200,242
2.38%, 01/16/25(d)	600	627,156
3.13%, 04/17/24(d)	200	214,418
Bank of China Ltd./Macau, 2.88%, 04/20/22(d)	800	819,656
Bank of China Ltd./Paris
0.95%, 09/21/23(d)	600	601,770
1.09%, 11/22/22, (3 mo. LIBOR US + 0.88%)(a)(d)	1,000	1,002,180
Bank of China Ltd./Singapore, 1.07%, 04/17/23, (3 mo. LIBOR US + 0.85%)(a)(d)	900	900,702
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(d)(f)	1,200	1,230,132
Bank of Communications Co. Ltd./Hong Kong
0.80%, 01/22/23, (3 mo. LIBOR US + 0.580%)(a)(d)	700	697,102
1.02%, 03/21/22,
(3 mo. LIBOR US + 0.780%)(a)(d)	400	400,344
1.02%, 07/20/23,
(3 mo. LIBOR US + 0.800%)(a)(d)	1,000	999,650
1.07%, 05/17/23, (3 mo. LIBOR US + 0.85%)(a)(d)	200	199,930
1.13%, 12/04/22, (3 mo. LIBOR US + 0.900%)(a)(d)	400	400,736
1.20%, 09/10/25(d)	400	400,048
Bank of East Asia Ltd. (The), 4.00%, 05/29/30 (Call 05/29/25)(a)(d)	500	527,960
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	280	306,608
	Par
Security	(000)	Value

Banks (continued)
Bank of Montreal
0.45%, 12/08/23	$50	$50,129
1.85%, 05/01/25	282	294,281
2.05%, 11/01/22	599	617,491
2.35%, 09/11/22	815	842,751
2.50%, 06/28/24	535	570,037
2.55%, 11/06/22 (Call 10/06/22)	369	383,033
2.90%, 03/26/22	704	725,366
4.34%, 10/05/28 (Call 10/05/23)(a)	344	376,157
Series E, 3.30%, 02/05/24	1,118	1,210,749
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	1,223	1,271,785
1.85%, 01/27/23 (Call 12/27/22)	440	453,187
1.95%, 08/23/22	357	366,539
2.10%, 10/24/24	461	488,771
2.20%, 08/16/23 (Call 06/16/23)	618	645,155
2.60%, 02/07/22 (Call 01/07/22)	703	718,607
2.66%, 05/16/23 (Call 05/16/22)(a)	716	737,473
2.95%, 01/29/23 (Call 12/29/22)	557	584,805
3.25%, 09/11/24 (Call 08/11/24)	250	274,035
3.40%, 05/15/24 (Call 04/15/24)	102	111,575
3.45%, 08/11/23	377	406,429
3.50%, 04/28/23	339	362,862
Series 0012, 3.65%, 02/04/24 (Call 01/05/24) .	47	51,403
Series G, 3.00%, 02/24/25 (Call 01/24/25)	116	126,383
Bank of New Zealand, 3.50%, 02/20/24(b)	360	391,928
Bank of Nova Scotia (The)
0.80%, 06/15/23	115	116,152
1.30%, 06/11/25	161	164,341
1.63%, 05/01/23	501	514,527
1.88%, 04/26/21	30	30,109
1.95%, 02/01/23	259	267,272
2.00%, 11/15/22	250	257,698
2.20%, 02/03/25	504	531,614
2.38%, 01/18/23	227	235,944
2.45%, 09/19/22	560	580,871
2.70%, 03/07/22	947	972,560
3.40%, 02/11/24	1,216	1,322,266
Bank of the Philippine Islands
2.50%, 09/10/24(d)	400	419,148
4.25%, 09/04/23(d)	400	433,676
Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/24(d)	200	214,384
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	100	114,606
Banque Federative du Credit Mutuel SA
2.13%, 11/21/22(b)	500	515,505
2.70%, 07/20/22(b)	250	258,693
3.75%, 07/20/23(b)	460	496,492
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22).	895	909,920
Barclays PLC
2.85%, 05/07/26 (Call 05/07/25)(a)	1,010	1,075,367
3.68%, 01/10/23 (Call 01/10/22)	360	370,296
3.93%, 05/07/25 (Call 05/07/24)(a)	1,435	1,567,824
4.34%, 05/16/24 (Call 05/16/23)(a)	685	739,553
4.38%, 09/11/24	400	442,244
4.38%, 01/12/26	1,000	1,141,400
4.61%, 02/15/23 (Call 02/15/22)(a)	680	707,832
BBK BSC, 5.50%, 07/09/24(d)	800	829,088
BBVA Bancomer SA/Texas, 6.75%, 09/30/22(d)	800	864,928

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	$300	$309,807
2.50%, 08/27/24 (Call 07/27/24)	80	85,030
BDO Unibank Inc., 2.95%, 03/06/23(d)	150	156,347
BNG Bank NV
1.50%, 09/06/22(b)(e)	500	510,330
1.50%, 10/16/24(b)	1,000	1,041,250
2.38%, 02/01/22(b)	700	715,232
2.50%, 01/23/23(b)	500	522,440
2.63%, 02/27/24(b)	1,000	1,070,510
3.00%, 09/20/23(b)	500	535,845
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)	2,015	2,020,420
2.22%, 06/09/26 (Call 06/09/25)(a)(b)	1,400	1,461,320
2.82%, 11/19/25 (Call 11/19/24)(a)(b)	850	905,683
2.95%, 05/23/22(b)	200	206,870
3.25%, 03/03/23	810	860,301
3.38%, 01/09/25(b)	860	937,873
3.50%, 03/01/23(b)	525	557,261
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	850	943,670
BNZ International Funding Ltd./London
2.65%, 11/03/22(b)	250	260,088
3.38%, 03/01/23(b)	500	530,915
BOS Funding Ltd.
4.00%, 09/18/24(d)	200	210,122
4.23%, 03/07/22(d)	400	412,028
BOSCI BVI Ltd., 1.25%, 09/10/23(d)	400	398,100
Boubyan Sukuk Ltd., 2.59%, 02/18/25(d)	400	415,088
BPCE SA
1.65%, 10/06/26 (Call 10/06/25)(a)(b)	1,300	1,323,699
2.38%, 01/14/25(b)	940	989,200
2.75%, 01/11/23(b)	715	746,796
3.00%, 05/22/22(b)	355	367,365
4.00%, 09/12/23(b)	250	271,685
4.00%, 04/15/24	840	929,594
4.50%, 03/15/25(b)	600	673,506
5.15%, 07/21/24(b)	200	227,136
5.70%, 10/22/23(b)	510	575,362
Caixa Economica Federal, 3.50%, 11/07/22(d)(e)	350	361,865
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	1,750	1,754,340
0.95%, 06/23/23	134	135,757
0.95%, 10/23/25	50	50,431
2.25%, 01/28/25	103	108,946
2.55%, 06/16/22	823	849,188
2.61%, 07/22/23 (Call 07/22/22)(a)	816	841,761
3.10%, 04/02/24	688	742,359
3.50%, 09/13/23	804	870,242
Canara Bank/London, 3.25%, 08/10/22(d).	800	819,208
CBQ Finance Ltd.
2.00%, 09/15/25(d)	400	404,304
5.00%, 05/24/23(d)	400	433,568
China CITIC Bank Corp. Ltd., 1.22%, 12/14/22,
(3 mo. LIBOR US + 1.000%)(a)(d)	800	800,456
China CITIC Bank International Ltd., 4.63%,
02/28/29 (Call 02/28/24)(a)(d)	250	265,610
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25)(a)(d)	600	614,784
4.25%, 02/27/29 (Call 02/27/24)(a)(d)	1,510	1,630,709
	Par
Security	(000)	Value

Banks (continued)
China Construction Bank Corp./Hong Kong, 1.25%, 08/04/25(d)	$600	$602,292
China Everbright Bank Co. Ltd., 1.07%, 08/03/23(a)(d)	1,000	999,640
China Merchants Bank Co. Ltd./London, 0.98%, 06/19/22, (3 mo. LIBOR US + 0.740%)(a)(d)	400	399,432
China Merchants Bank Co. Ltd/Hong Kong, 1.20%, 09/10/25(d)	600	595,146
China Minsheng Banking Corp. Ltd./Hong Kong, 1.28%, 03/09/23,
(3 mo. LIBOR US + 1.050%)(a)(d)	400	399,968
CIMB Bank Bhd, 3.26%, 03/15/22(d)	400	411,136
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(a)	210	223,291
4.75%, 02/16/24 (Call 11/16/23)	203	222,797
5.00%, 08/15/22	475	503,509
5.00%, 08/01/23	300	327,987
5.25%, 03/07/25 (Call 12/07/24)	215	246,930
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23).	1,045	1,139,708
CITIC Ltd., 6.80%, 01/17/23(d)	500	552,865
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26)(a)	2,600	2,600,286
1.68%, 05/15/24 (Call 05/15/23)(a)	270	277,074
2.70%, 10/27/22 (Call 09/27/22)	347	360,196
2.75%, 04/25/22 (Call 03/25/22)	1,211	1,244,327
2.88%, 07/24/23 (Call 07/24/22)(a)	1,419	1,468,935
3.11%, 04/08/26 (Call 04/08/25)(a)	2,717	2,947,592
3.30%, 04/27/25	35	38,596
3.35%, 04/24/25 (Call 04/24/24)(a)	1,508	1,631,098
3.38%, 03/01/23	10	10,603
3.50%, 05/15/23	618	659,048
3.75%, 06/16/24	319	351,943
3.88%, 10/25/23	479	523,188
3.88%, 03/26/25	116	128,606
4.00%, 08/05/24	96	106,055
4.04%, 06/01/24 (Call 06/01/23)(a)	781	844,261
4.05%, 07/30/22	1,035	1,090,466
4.40%, 06/10/25	847	960,761
5.50%, 09/13/25	736	876,326
Comerica Bank, 2.50%, 07/23/24	250	266,540
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	908	978,924
Commerzbank AG, 8.13%, 09/19/23(b)	375	435,184
Commonwealth Bank of Australia
2.50%, 09/18/22(b)	490	507,743
2.75%, 03/10/22(b)	653	671,055
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25)(a)(b)	600	601,650
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	870	884,372
2.63%, 07/22/24(b)	725	773,531
3.88%, 02/08/22	771	799,481
3.88%, 09/26/23(b)	600	653,826
3.95%, 11/09/22	525	556,432
4.38%, 08/04/25	400	456,884
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/23	650	680,946
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(d)	600	622,980
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)	1,000	1,031,420
3.25%, 10/04/24(b)	1,535	1,666,887
3.75%, 04/24/23(b)	530	568,229

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Credit Bank of Moscow Via CBOM Finance PLC, 4.70%, 01/29/25(d)	$200	$205,410
Credit Suisse AG/New York NY
0.50%, 02/02/24	670	669,973
1.00%, 05/05/23	1,150	1,165,766
2.80%, 04/08/22	760	782,800
2.95%, 04/09/25	1,025	1,118,213
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(a)(b)	820	819,123
2.19%, 06/05/26 (Call 06/05/25)(a)(b)	1,915	1,994,855
2.59%, 09/11/25 (Call 09/11/24)(a)(b)	950	1,002,972
3.00%, 12/14/23 (Call 12/14/22)(a)(b)	275	287,092
3.57%, 01/09/23 (Call 01/09/22)(b)	650	668,538
3.75%, 03/26/25	600	664,218
3.80%, 06/09/23	975	1,048,583
4.21%, 06/12/24 (Call 06/12/23)(a)(b)	525	567,110
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	775	816,191
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(b)	500	506,650
2.70%, 03/02/22(b)	250	255,970
3.24%, 12/20/25 (Call 12/20/24)(a)(b)	1,000	1,076,020
3.88%, 09/12/23(b)	250	269,153
5.38%, 01/12/24(b)	635	715,340
DBS Group Holdings Ltd.
3.30%, (Call 02/27/25)(a)(d)(f)	400	410,564
4.52%, 12/11/28 (Call 12/11/23)(a)(b)	210	229,377
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)(a)	600	615,012
4.50%, 04/01/25	700	749,014
Deutsche Bank AG/London, 3.70%, 05/30/24	637	688,298
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25)(a)	1,155	1,171,170
2.22%, 09/18/24 (Call 09/18/23)(a)	960	987,696
3.30%, 11/16/22	525	548,152
3.95%, 02/27/23	530	562,500
3.96%, 11/26/25 (Call 11/26/24)(a)	800	874,952
Series D, 5.00%, 02/14/22	590	615,541
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(d)	200	210,100
Dexia Credit Local SA
1.63%, 10/16/24(b)	1,500	1,560,435
2.38%, 09/20/22(b)	1,500	1,550,940
DIB Sukuk Ltd.
2.95%, 02/20/25(d)	500	523,090
2.95%, 01/16/26(d)	1,000	1,048,370
3.63%, 02/06/23(d)	800	836,208
3.66%, 02/14/22(d)	600	616,626
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	690	728,971
3.35%, 02/06/23 (Call 01/06/23)	275	289,919
4.20%, 08/08/23	10	10,908
4.68%, 08/09/28 (Call 08/09/23)(a)	440	469,546
Ecobank Transnational Inc., 9.50%, 04/18/24(d)	200	219,382
Emirates Development Bank PJSC, 3.52%, 03/06/24(d)	400	429,144
Emirates NBD Bank PJSC
2.63%, 02/18/25(d)	800	844,464
6.13%, (Call 03/20/25)(a)(d)(f)	200	214,544
	Par
Security	(000)	Value

Banks (continued)
Fab Sukuk Co. Ltd.
3.63%, 03/05/23(d)	$200	$211,680
3.88%, 01/22/24(d)	800	866,176
Federation des Caisses Desjardins du Quebec, 2.05%, 02/10/25(b)	200	209,476
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	451	462,821
2.38%, 01/28/25 (Call 12/29/24)	160	169,485
2.60%, 06/15/22 (Call 05/15/22)	723	743,945
3.50%, 03/15/22 (Call 02/15/22)	397	409,994
3.65%, 01/25/24 (Call 12/25/23)	1,188	1,291,736
4.30%, 01/16/24 (Call 12/16/23)	192	211,853
Fifth Third Bank NA, 1.80%, 01/30/23 (Call 12/30/22)	470	483,047
First Abu Dhabi Bank PJSC 1.18%, 04/16/22, (3 mo. LIBOR US + 0.950%)(a)(d)	400	402,024
3.00%, 03/30/22(d)	200	205,984
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	14	14,848
4.00%, 05/26/25 (Call 04/26/25)	65	72,814
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	315	323,278
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(d)	400	418,300
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	101	103,088
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/21)(b)	175	181,860
8.25%, 04/15/25 (Call 04/15/21)(b)	375	389,396
Global Bank Corp., 4.50%, 10/20/21(d)	200	204,276
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25)(a)	1,000	1,002,310
2.91%, 06/05/23 (Call 06/05/22)(a)	1,113	1,148,750
2.91%, 07/24/23 (Call 07/24/22)(a)	1,307	1,353,555
3.00%, 04/26/22 (Call 04/26/21)	2,981	2,999,393
3.20%, 02/23/23 (Call 01/23/23)	964	1,015,940
3.27%, 09/29/25 (Call 09/29/24)(a)	802	873,065
3.50%, 01/23/25 (Call 10/23/24)	940	1,029,422
3.50%, 04/01/25 (Call 03/01/25)	2,218	2,448,339
3.63%, 01/22/23	833	884,979
3.63%, 02/20/24 (Call 01/20/24)	970	1,054,856
3.75%, 05/22/25 (Call 02/22/25)	367	408,163
3.85%, 07/08/24 (Call 04/08/24)	831	911,432
4.00%, 03/03/24	1,621	1,784,462
4.25%, 10/21/25	1,075	1,223,189
Grupo Aval Ltd., 4.75%, 09/26/22(d)	420	439,769
HSBC Holdings PLC
1.65%, 04/18/26 (Call 04/18/25)(a)	1,675	1,709,488
2.10%, 06/04/26 (Call 06/04/25)(a)	1,000	1,038,570
2.63%, 11/07/25 (Call 11/07/24)(a)	855	904,718
3.03%, 11/22/23 (Call 11/22/22)(a)	450	471,577
3.26%, 03/13/23 (Call 03/13/22)(a)	1,205	1,243,223
3.60%, 05/25/23	350	375,438
3.80%, 03/11/25 (Call 03/11/24)(a)	905	985,527
3.95%, 05/18/24 (Call 05/18/23)(a)	415	446,133
4.25%, 03/14/24	835	918,909
4.25%, 08/18/25	1,000	1,128,000
HSBC USA Inc., 3.50%, 06/23/24	10	10,935
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	375	381,619

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.63%, 08/06/24 (Call 07/06/24)	$883	$941,675
4.00%, 05/15/25 (Call 04/15/25)	186	210,163
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	405	415,781
2.50%, 08/07/22 (Call 07/07/22)	525	541,690
3.13%, 04/01/22 (Call 03/01/22)	25	25,767
ICICI Bank Ltd./Dubai, 3.25%, 09/09/22(d)	400	410,996
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(d)	600	683,724
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 0.99%, 10/17/24, (3 mo. LIBOR US + 0.770%)(a)(d)	600	598,062
Industrial & Commercial Bank of China Ltd./Hong Kong
0.89%, 09/16/22, (3 mo. LIBOR US + 0.670%)(a)(d)	400	399,500
1.00%, 07/20/23(d)	1,000	1,002,720
1.00%, 09/16/24, (3 mo. LIBOR US + 0.780%)(a)(d)	400	399,032
1.18%, 02/21/22, (3 mo. LIBOR US + 0.965%)(a)(d)	200	200,390
1.20%, 07/20/25(d)	1,000	1,001,330
2.25%, 09/16/22(d)	600	613,908
2.88%, 02/21/22(d)	400	408,624
Industrial & Commercial Bank of China Ltd./London, 1.07%, 10/25/23,
(3 mo. LIBOR US + 0.850%)(a)(d)	400	401,052
Industrial & Commercial Bank of China Ltd./Luxembourg, 0.94%, 06/11/22,
(3 mo. LIBOR US + 0.720%)(a)(d)	400	399,896
Industrial & Commercial Bank of China Ltd./New
York NY, 2.96%, 11/08/22	250	259,240
Industrial & Commercial Bank of China Ltd./Singapore
0.94%, 04/25/22, (3 mo. LIBOR US + 0.720%)(a)(d)	400	399,936
1.07%, 04/16/23, (3 mo. LIBOR US + 0.85%)(a)(d)	300	300,198
1.17%, 04/24/22, (3 mo. LIBOR US + 0.950%)(a)(d)	797	799,064
Industrial & Commercial Bank of China Macau Ltd.,
2.88%, 09/12/29 (Call 09/12/24)(a)(d)	300	311,253
Industrial Senior Trust, 5.50%, 11/01/22(d)	300	317,031
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)	500	506,795
3.15%, 03/29/22	525	542,351
3.55%, 04/09/24	560	610,473
4.10%, 10/02/23	995	1,088,878
4.70%, 03/22/28 (Call 03/22/23)(a)(d)	400	427,672
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(d)	330	317,840
Intesa Sanpaolo SpA
3.13%, 07/14/22(b)	250	257,885
3.38%, 01/12/23(b)	205	214,186
5.02%, 06/26/24(b)	800	870,592
5.25%, 01/12/24	255	284,172
Series XR, 3.25%, 09/23/24(b)	465	495,141
Itau Unibanco Holding SA/Cayman Island
2.90%, 01/24/23(d)(e)	800	818,176
3.25%, 01/24/25(d)	400	416,588
5.13%, 05/13/23(d)	400	430,312
	Par
Security	(000)	Value

Banks (continued)
5.50%, 08/06/22(d)(e)	$400	$422,652
5.65%, 03/19/22(d)(e)	400	419,404
JPMorgan Chase & Co.
1.51%, 06/01/24 (Call 06/01/23)(a)	227	232,241
2.01%, 03/13/26 (Call 03/13/25)(a)	3,115	3,252,527
2.08%, 04/22/26 (Call 04/22/25)(a)	3,079	3,220,542
2.30%, 10/15/25 (Call 10/15/24)(a)	955	1,009,234
2.70%, 05/18/23 (Call 03/18/23)	1,140	1,195,746
2.78%, 04/25/23 (Call 04/25/22)(a)	864	889,281
2.97%, 01/15/23 (Call 01/15/22)	438	449,073
3.13%, 01/23/25 (Call 10/23/24)	122	132,658
3.20%, 01/25/23	1,547	1,634,498
3.21%, 04/01/23 (Call 04/01/22), (3 mo. LIBOR US + 0.695%)(a)	294	303,623
3.22%, 03/01/25 (Call 03/01/24)(a)	375	404,025
3.25%, 09/23/22	1,446	1,516,536
3.38%, 05/01/23	928	987,958
3.56%, 04/23/24 (Call 04/23/23)(a)	1,482	1,581,531
3.63%, 05/13/24	695	764,778
3.80%, 07/23/24 (Call 07/23/23)(a)	1,266	1,367,179
3.88%, 02/01/24	275	302,368
3.88%, 09/10/24	1,248	1,388,887
3.90%, 07/15/25 (Call 04/15/25)	78	87,881
4.02%, 12/05/24 (Call 12/05/23)(a)	919	1,008,088
Kasikornbank PCL/Hong Kong, 2.38%, 04/06/22(d)	200	203,634
KEB Hana Bank, 3.50%, 01/30/24(d)	200	216,654
KeyBank N.A./Cleveland OH
0.42%, 01/03/24 (Call 01/03/23)(a)	1,245	1,246,133
1.25%, 03/10/23	2,000	2,036,880
2.30%, 09/14/22	5	5,160
2.40%, 06/09/22	260	267,319
3.38%, 03/07/23	260	276,224
KfW
0.25%, 10/19/23	230	230,143
0.38%, 07/18/25	2,445	2,435,782
1.38%, 08/05/24	2,173	2,253,770
1.63%, 02/15/23	149	153,373
1.75%, 08/22/22	1,251	1,281,875
2.00%, 10/04/22	1,470	1,514,894
2.00%, 05/02/25	2,111	2,252,585
2.13%, 03/07/22	1,903	1,944,162
2.13%, 06/15/22	1,184	1,215,850
2.13%, 01/17/23	2,026	2,103,069
2.38%, 12/29/22	2,597	2,705,866
2.50%, 02/15/22	555	568,498
2.50%, 11/20/24	3,444	3,723,997
2.63%, 02/28/24	2,053	2,202,048
2.88%, 05/05/22(d)	2,255	2,332,414
Kookmin Bank
1.75%, 05/04/25(d)	600	623,478
2.25%, 02/03/21(d)	300	300,000
4.35%, (Call 07/02/24)(a)(d)(f)	200	211,124
Korea Development Bank (The)
0.57%, 02/18/23, (3 mo. LIBOR US + 0.350%)(a)	500	500,525
0.94%, 02/27/22, (3 mo. LIBOR US + 0.705%)(a)	300	301,467
2.13%, 10/01/24	400	424,240
3.00%, 09/14/22	820	854,661
3.25%, 02/19/24	200	216,790
3.75%, 01/22/24	200	219,480
Kreditanstalt fuer Wiederaufbau, 2.00%, 09/29/22	180	185,479

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Landeskreditbank Baden-Wuerttemberg
Foerderbank, 2.00%, 07/23/24(d)	$500	$528,075
Landwirtschaftliche Rentenbank
1.88%, 04/17/23(d)	1,155	1,197,596
2.00%, 01/13/25	1,607	1,707,904
2.38%, 01/23/24(d)	1,829	1,942,837
2.38%, 06/10/25	65	70,407
3.13%, 11/14/23	803	867,320
Series 40, 0.50%, 05/27/25	536	537,351
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	1,290	1,357,235
2.86%, 03/17/23 (Call 03/17/22)(a)	400	410,380
2.91%, 11/07/23 (Call 11/07/22)(a)	1,505	1,566,163
3.87%, 07/09/25 (Call 07/09/24)(a)	300	329,433
3.90%, 03/12/24	465	510,654
4.05%, 08/16/23	475	516,249
4.45%, 05/08/25	500	570,480
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	415	446,735
Macquarie Bank Ltd.
2.10%, 10/17/22(b)	259	266,811
2.30%, 01/22/25(b)	555	587,567
4.00%, 07/29/25(b)	500	568,490
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(a)(b)	855	895,236
4.15%, 03/27/24 (Call 03/27/23)(a)(b)	258	277,012
Malayan Banking Bhd, 1.02%, 08/16/24,
(3 mo. LIBOR US + 0.800%)(a)(d)	400	400,756
Mashreqbank PSC, 4.25%, 02/26/24(d)	200	215,378
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	1,500	1,529,145
2.19%, 02/25/25	1,005	1,056,627
2.62%, 07/18/22	360	371,941
2.67%, 07/25/22	1,872	1,936,097
2.80%, 07/18/24	200	214,556
3.00%, 02/22/22	406	417,364
3.22%, 03/07/22	246	253,813
3.41%, 03/07/24	1,174	1,276,068
3.46%, 03/02/23	713	757,527
3.76%, 07/26/23	1,108	1,198,346
3.78%, 03/02/25	65	72,463
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23)(a)	1,545	1,568,469
2.23%, 05/25/26 (Call 05/25/25)(a)	1,000	1,046,540
2.56%, 09/13/25 (Call 09/13/24)(a)	1,400	1,480,360
2.60%, 09/11/22	267	276,639
2.72%, 07/16/23 (Call 07/16/22)(a)	210	216,783
2.84%, 07/16/25 (Call 07/16/24)(a)	225	240,242
2.95%, 02/28/22	400	411,204
3.55%, 03/05/23	850	904,230
3.92%, 09/11/24 (Call 09/11/23)(a)	850	922,105
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23),
(SOFRRATE + 0.455%)(a)	5,000	5,002,500
0.56%, 11/10/23 (Call 11/10/22),
(SOFRRATE + 0.466%)(a)	1,760	1,762,235
0.99%, 12/10/26 (Call 12/10/25)(a)	5,000	4,994,600
2.19%, 04/28/26 (Call 04/28/25)(a)	3,121	3,275,552
2.72%, 07/22/25 (Call 07/22/24)(a)	1,100	1,174,151
2.75%, 05/19/22	1,198	1,235,330
3.13%, 01/23/23	1,234	1,300,402
	Par
Security	(000)	Value

Banks (continued)
3.70%, 10/23/24	$980	$1,087,320
3.74%, 04/24/24 (Call 04/24/23)(a)	822	879,598
3.75%, 02/25/23	986	1,052,782
4.00%, 07/23/25	82	92,984
4.10%, 05/22/23	876	944,591
4.88%, 11/01/22	1,178	1,267,021
Series F, 3.88%, 04/29/24	1,053	1,161,470
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	60	65,205
3.50%, 06/18/22	53	55,256
MUFG Bank Ltd., 3.25%, 09/08/24(b)	500	546,050
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	400	412,200
3.15%, 04/01/22 (Call 03/01/22)	250	257,655
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29
(Call 11/20/24)(a)(d)	250	262,520
National Australia Bank Ltd., 3.45%, 12/04/23(b)	250	271,668
National Australia Bank Ltd./New York
1.88%, 12/13/22	500	515,010
2.50%, 05/22/22	725	746,235
3.63%, 06/20/23	525	566,092
National Bank of Canada
2.10%, 02/01/23	990	1,022,541
2.15%, 10/07/22(b)	415	427,292
National Bank of Oman SAOG, 5.63%, 09/25/23(d)	200	208,102
Natwest Group PLC
2.36%, 05/22/24 (Call 05/22/23)(a)	410	424,985
3.50%, 05/15/23 (Call 05/15/22)(a)	905	938,575
3.75%, 11/01/29 (Call 11/01/24)(a)	665	709,828
3.88%, 09/12/23	1,575	1,701,110
4.27%, 03/22/25 (Call 03/22/24)(a)	300	330,540
4.52%, 06/25/24 (Call 06/25/23)(a)	505	548,804
5.13%, 05/28/24	1,000	1,123,800
6.00%, 12/19/23	958	1,088,135
NBK SPC Ltd., 2.75%, 05/30/22(d)	200	205,394
Nbk Tier 2 Ltd., 2.50%, 11/24/30 (Call 11/24/25)(a)(d)	600	606,918
Nederlandse Waterschapsbank NV, 1.75%,
01/15/25(b)	1,000	1,051,770
NongHyup Bank, 1.25%, 07/20/25(d)	400	407,196
Nordea Bank Abp
0.75%, 08/28/25(b)	15	14,980
3.75%, 08/30/23(b)	545	589,325
Northern Trust Corp., 2.38%, 08/02/22	105	108,314
NRW Bank
0.63%, 05/19/25(d)	23	23,113
1.88%, 07/31/24(d)	1,000	1,051,980
2.25%, 05/31/23(d)	200	209,176
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	290	287,892
1.50%, 02/12/25	2,087	2,175,697
2.88%, 03/13/23	1,230	1,298,708
Oversea-Chinese Banking Corp. Ltd., 4.25%,
06/19/24(b)	225	247,637
Philippine National Bank, 3.28%, 09/27/24(d)	1,000	1,061,440
PNC Bank N.A.
2.63%, 02/17/22 (Call 01/17/22)	992	1,014,558
2.70%, 11/01/22 (Call 10/01/22)	650	675,519
3.50%, 06/08/23 (Call 05/08/23)	715	766,308
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	319	338,772

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.85%, 11/09/22(c)	$150	$156,585
3.30%, 03/08/22 (Call 02/06/22)	226	232,959
3.50%, 01/23/24 (Call 12/24/23)	845	919,275
3.90%, 04/29/24 (Call 03/29/24)	694	765,649
Provident Funding Associates LP/PFG Finance
Corp., 6.38%, 06/15/25 (Call 05/24/21)(b)	125	127,114
QIB Sukuk Ltd.
1.56%, 02/07/25,
(3 mo. LIBOR US + 1.350%)(a)(d)	400	400,036
3.98%, 03/26/24(d)	600	645,780
QNB Finance Ltd.
1.21%, 05/02/22,
(3 mo. LIBOR US + 1.000%)(a)(d)	400	401,136
1.63%, 09/22/25(d)	600	607,230
2.63%, 05/12/25(d)	600	631,518
3.50%, 03/28/24(d)	400	428,948
QNB Finansbank AS
4.88%, 05/19/22(d)	400	407,972
6.88%, 09/07/24(d)	200	219,662
Rakfunding Cayman Ltd., 4.13%, 04/09/24(d)	200	214,282
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	70	73,740
3.80%, 08/14/23 (Call 07/14/23)	937	1,012,176
RHB Bank Bhd, 3.77%, 02/19/24(d)	600	648,900
Riyad Bank, 3.17%, 02/25/30 (Call 02/25/25)(a)(d)	600	618,708
Rizal Commercial Banking Corp.
3.00%, 09/11/24(d)	400	420,068
4.13%, 03/16/23(d)	200	212,152
Royal Bank of Canada
1.15%, 06/10/25	39	39,645
1.60%, 04/17/23	404	415,025
1.95%, 01/17/23	616	635,755
2.25%, 11/01/24	443	470,834
2.30%, 03/22/21	90	90,264
2.55%, 07/16/24	660	705,613
2.75%, 02/01/22	420	430,550
2.80%, 04/29/22	756	779,716
3.35%, 10/22/21(b)	200	204,522
3.70%, 10/05/23	1,472	1,602,095
Samba Funding Ltd., 2.75%, 10/02/24(d)	400	419,116
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/19/22)	521	546,206
3.45%, 06/02/25 (Call 05/02/25)	486	528,894
3.50%, 06/07/24 (Call 05/07/24)	157	169,623
3.70%, 03/28/22 (Call 02/28/22)	647	667,872
4.50%, 07/17/25 (Call 04/17/25)	505	569,332
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(a)	505	511,484
3.37%, 01/05/24 (Call 01/05/23)(a)	700	736,001
3.57%, 01/10/23 (Call 01/10/22)	460	473,110
4.80%, 11/15/24 (Call 11/15/23)(a)	550	609,587
Santander UK PLC
2.10%, 01/13/23	350	361,511
2.88%, 06/18/24	300	322,425
4.00%, 03/13/24	780	860,621
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22(d)	1,000	1,051,390
6.13%, 02/07/22(d)	800	838,728
Shinhan Bank Co. Ltd., 1.92%, 04/24/25,
(3 mo. LIBOR US + 1.700%)(a)(d)	600	628,056
	Par
Security	(000)	Value

Banks (continued)
Shinhan Financial Group Co. Ltd.
3.34%, 02/05/30 (Call 02/05/25)(a)(d)	$200	$213,318
5.88%, (Call 08/13/23)(a)(d)(f)	200	217,418
Siam Commercial Bank PCL/Cayman Islands
2.75%, 05/16/23(d)	400	417,048
3.90%, 02/11/24(d)	400	433,356
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(d)	400	416,752
Societe Generale SA
1.38%, 07/08/25(b)	500	508,320
1.49%, 12/14/26 (Call 12/14/25)(a)(b)	200	200,642
2.63%, 10/16/24(b)	550	580,305
2.63%, 01/22/25(b)	1,500	1,581,585
3.88%, 03/28/24(b)	425	463,233
4.25%, 09/14/23(b)	675	735,318
4.25%, 04/14/25(b)	1,000	1,102,970
Standard Chartered PLC
2.82%, 01/30/26 (Call 01/30/25)(a)(b)	1,500	1,589,745
3.52%, 02/12/30 (Call 02/12/25)(a)(d)	500	523,485
3.79%, 05/21/25 (Call 05/21/24)(a)(b)	665	723,653
3.89%, 03/15/24 (Call 03/15/23)(a)(b)	460	489,150
3.95%, 01/11/23(b)	510	536,071
5.20%, 01/26/24(b)	250	276,425
State Bank of India/London
4.38%, 01/24/24(d)	800	867,320
4.50%, 09/28/23(d)	200	216,202
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)	650	693,205
2.65%, 05/15/23 (Call 05/15/22)(a)	735	756,888
2.83%, 03/30/23 (Call 03/30/22)(a)	396	407,349
3.10%, 05/15/23	381	405,041
3.30%, 12/16/24	156	172,564
3.70%, 11/20/23	591	647,110
3.78%, 12/03/24 (Call 12/03/23)(a)	65	71,102
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	500	520,840
3.40%, 07/11/24	510	557,124
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	1,000	1,022,370
2.35%, 01/15/25	495	522,354
2.45%, 09/27/24	325	345,339
2.70%, 07/16/24	625	667,875
2.78%, 07/12/22	948	981,218
2.78%, 10/18/22	715	744,058
3.10%, 01/17/23	901	948,266
3.75%, 07/19/23	565	610,279
3.94%, 10/16/23	234	255,505
4.44%, 04/02/24(b)	500	551,250
Suncorp-Metway Ltd.
2.80%, 05/04/22(b)	30	30,911
3.30%, 04/15/24(b)	300	325,761
SVB Financial Group, 3.50%, 01/29/25	25	27,189
Svenska Handelsbanken AB, 3.90%, 11/20/23	250	274,555
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	375	386,722
Synovus Financial Corp.
3.13%, 11/01/22 (Call 10/01/22)	576	596,339
5.90%, 02/07/29 (Call 02/07/24)(a)	100	107,863
TC Ziraat Bankasi AS
5.13%, 05/03/22(d)	400	403,772
5.13%, 09/29/23(d)	200	201,884

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Toronto-Dominion Bank (The)
0.45%, 09/11/23	$75	$75,213
0.75%, 06/12/23	140	141,316
0.75%, 09/11/25	200	199,716
0.75%, 01/06/26	2,600	2,588,274
1.15%, 06/12/25	234	237,800
1.90%, 12/01/22	1,031	1,061,837
2.65%, 06/12/24	776	831,104
3.25%, 03/11/24	583	632,695
3.50%, 07/19/23	904	975,362
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	870	896,709
2.15%, 12/06/24 (Call 11/06/24)	250	264,853
2.45%, 08/01/22 (Call 07/01/22)	737	759,818
2.64%, 09/17/29 (Call 09/17/24)(a)	300	317,448
2.80%, 05/17/22 (Call 04/17/22)	648	667,790
3.00%, 02/02/23 (Call 01/02/23)	91	95,620
3.20%, 04/01/24 (Call 03/01/24)	296	320,541
3.63%, 09/16/25 (Call 08/16/25)	300	338,178
3.69%, 08/02/24 (Call 08/02/23)(a)	116	125,270
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	17	17,366
2.20%, 03/16/23 (Call 02/13/23)	682	707,602
2.50%, 08/01/24 (Call 07/01/24)	747	796,205
2.75%, 04/01/22 (Call 03/01/22)	635	651,910
2.85%, 10/26/24 (Call 09/26/24)	346	374,652
3.05%, 06/20/22 (Call 05/20/22)	1,073	1,111,778
3.70%, 06/05/25 (Call 05/05/25)	45	50,562
3.75%, 12/06/23 (Call 11/06/23)	940	1,027,655
3.95%, 03/22/22 (Call 02/22/22)	117	121,370
4.00%, 05/01/25 (Call 03/01/25)	209	236,279
Turkiye Garanti Bankasi AS
5.88%, 03/16/23(d)	200	208,192
6.13%, 05/24/27 (Call 05/24/22)(a)(d)	600	595,248
Turkiye Is Bankasi AS
5.50%, 04/21/22(d)	400	406,760
6.13%, 04/25/24(d)	400	411,316
7.00%, 06/29/28 (Call 06/29/23)(a)(d)	200	199,116
7.75%, 01/22/30 (Call 01/22/25)(a)(d)	400	403,940
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(d)	400	397,540
5.63%, 05/30/22(d)	400	405,460
5.75%, 01/30/23(d)	200	203,072
6.00%, 11/01/22(d)	200	203,000
8.13%, 03/28/24(d)	400	432,704
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	132	136,307
2.40%, 07/30/24 (Call 06/30/24)	888	944,796
2.95%, 07/15/22 (Call 06/15/22)	654	678,061
3.00%, 03/15/22 (Call 02/15/22)	401	412,469
3.38%, 02/05/24 (Call 01/05/24)	1,002	1,087,290
3.60%, 09/11/24 (Call 08/11/24)	314	346,895
3.70%, 01/30/24 (Call 12/29/23)	30	32,868
3.95%, 11/17/25 (Call 10/17/25)	100	114,750
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/21/24)	600	631,638
2.80%, 01/27/25 (Call 12/27/24)	600	650,190
2.85%, 01/23/23 (Call 12/23/22)	250	262,220
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(a)(b)	3,480	3,510,624
Security	Par (000)	Value

Banks (continued)
2.65%, 02/01/22(b)	$255	$261,015
2.86%, 08/15/23 (Call 08/15/22)(a)(b)	1,775	1,838,225
3.49%, 05/23/23 (Call 05/23/22)(b)	595	618,151
UniCredit SpA
2.57%, 09/22/26 (Call 09/22/25)(a)(b)	755	765,668
3.75%, 04/12/22(b)	315	325,439
United Bank for Africa PLC, 7.75%, 06/08/22(d)	200	206,288
United Overseas Bank Ltd., 2.88%, 03/08/27 (Call 03/08/22)(a)(d)	400	407,500
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23(d)	600	664,296
6.03%, 07/05/22(d)	200	212,246
6.80%, 11/22/25(d)	400	479,064
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(d)	800	853,992
Warba Sukuk Ltd., 2.98%, 09/24/24(d)	200	210,110
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(a)	3,685	3,775,467
2.16%, 02/11/26 (Call 02/11/25)(a)	2,160	2,255,796
2.41%, 10/30/25 (Call 10/30/24)(a)	1,421	1,500,491
2.63%, 07/22/22	1,678	1,735,086
3.00%, 02/19/25	1,105	1,195,400
3.07%, 01/24/23 (Call 01/24/22)	2,296	2,357,648
3.30%, 09/09/24	499	545,392
3.50%, 03/08/22	1,126	1,165,354
3.55%, 09/29/25	100	111,315
3.75%, 01/24/24 (Call 12/24/23)	2,118	2,304,850
4.13%, 08/15/23	186	202,329
4.48%, 01/16/24	432	479,062
Series M, 3.45%, 02/13/23	810	857,944
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)	875	942,856
Westpac Banking Corp.
2.00%, 01/13/23	478	493,999
2.35%, 02/19/25	10	10,673
2.50%, 06/28/22	537	554,109
2.75%, 01/11/23	955	1,001,193
2.89%, 02/04/30 (Call 02/04/25)(a)	527	551,121
3.30%, 02/26/24	1,331	1,445,253
3.65%, 05/15/23	750	807,067
Woori Bank
4.25%, (Call 10/04/24)(a)(d)(f)	400	418,436
4.75%, 04/30/24(d)	200	223,270
5.25%, (Call 05/16/22)(a)(d)(f)	200	207,896
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(d)	400	404,060
5.75%, 02/24/22(d)	200	203,426
5.85%, 06/21/24(d)	200	205,390
6.10%, 03/16/23(d)	200	205,178
8.25%, 10/15/24(d)	400	441,956
		506,463,019
Beverages — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 11/01/22(d)	200	204,296
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)	375	424,121
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	281	288,829
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	36	39,757

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (The)
1.75%, 09/06/24	$831	$869,733
2.50%, 04/01/23	40	41,956
2.95%, 03/25/25	355	388,395
3.20%, 11/01/23	427	461,075
Coca-Cola Icecek AS, 4.22%, 09/19/24 (Call 06/19/24)(d)	205	215,379
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	424	439,514
2.70%, 05/09/22 (Call 04/09/22)	412	422,877
3.20%, 02/15/23 (Call 01/15/23)	520	547,357
4.25%, 05/01/23	356	385,114
4.75%, 11/15/24	146	167,831
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)	370	389,318
2.63%, 04/29/23 (Call 01/29/23)	856	894,383
Diageo Investment Corp., 2.88%, 05/11/22	749	772,803
Heineken NV
2.75%, 04/01/23(b)	54	56,480
3.40%, 04/01/22(b)	308	318,198
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	249	266,906
4.06%, 05/25/23 (Call 04/25/23)	1,267	1,369,209
4.42%, 05/25/25 (Call 03/25/25)	93	106,602
Molson Coors Beverage Co., 3.50%, 05/01/22	138	143,176
PepsiCo Inc.
0.75%, 05/01/23	984	997,225
2.25%, 05/02/22 (Call 04/02/22)	606	620,417
2.25%, 03/19/25 (Call 02/19/25)	816	868,485
2.75%, 03/05/22	324	332,874
2.75%, 03/01/23	80	84,074
2.75%, 04/30/25 (Call 01/30/25)	150	162,348
3.10%, 07/17/22 (Call 05/17/22)	675	699,604
3.50%, 07/17/25 (Call 04/17/25)	75	83,689
3.60%, 03/01/24 (Call 12/01/23)	870	948,274
Primo Water Holdings Inc., 5.50%, 04/01/25
(Call 04/01/21)(b)	350	360,552
Suntory Holdings Ltd., 2.25%, 10/16/24
(Call 09/16/24)(b)	215	225,537
		14,596,388
Biotechnology — 0.2%
Advanz Pharma Corp. Ltd., 8.00%, 09/06/24 (Call 09/06/21)	125	127,475
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	272	284,596
2.25%, 08/19/23 (Call 06/19/23)	697	727,312
2.65%, 05/11/22 (Call 04/11/22)	995	1,023,248
2.70%, 05/01/22 (Call 03/01/22)	463	474,779
3.13%, 05/01/25 (Call 02/01/25)	233	254,674
3.63%, 05/15/22 (Call 02/15/22)	383	395,961
3.63%, 05/22/24 (Call 02/22/24)	187	204,453
Biogen Inc., 3.63%, 09/15/22	1,020	1,073,275
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/29/21)	1,940	1,944,210
1.95%, 03/01/22 (Call 02/01/22)	219	222,486
2.50%, 09/01/23 (Call 07/01/23)	412	432,674
3.25%, 09/01/22 (Call 07/01/22)	1,021	1,062,350
3.50%, 02/01/25 (Call 11/01/24)	287	316,489
3.70%, 04/01/24 (Call 01/01/24)	1,107	1,206,497
Security	Par (000)	Value

Biotechnology (continued)
Royalty Pharma PLC, 0.75%, 09/02/23(b)	$76	$76,305
		9,826,784
Building Materials — 0.1%
Boral Finance Pty Ltd., 3.00%, 11/01/22 (Call 10/01/22)(b)	24	24,592
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)	373	383,534
2.24%, 02/15/25 (Call 01/15/25)	710	746,877
Cemex SAB de CV, 5.70%, 01/11/25 (Call 01/11/22)(d)	500	510,190
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(b)	220	235,490
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	340	370,348
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 07/17/21)(b)	200	172,890
JELD-WEN Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	215	231,346
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	100	101,983
3.00%, 11/15/23 (Call 09/15/23)	67	70,551
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	5	5,548
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)	77	87,845
Norbord Inc., 6.25%, 04/15/23 (Call 01/15/23)(b)	175	190,351
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 06/01/25 (Call 06/01/21)(b)	150	152,704
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 06/01/21)	121	124,449
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	11	12,521
		3,421,219
Chemicals — 0.7%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	205	212,177
2.75%, 02/03/23	73	76,448
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	69	76,731
Alpek SAB de CV, 5.38%, 08/08/23(d)	400	433,628
Aruba Investments Inc., 8.75%, 02/15/23 (Call 02/15/21)(b)	50	50,140
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	174	182,237
Atotech Alpha 3 BV/Alpha U.S. Bidco Inc., 6.25%, 02/01/25 (Call 02/01/21)(b)	200	203,006
Bluestar Finance Holdings Ltd.
3.38%, 07/16/24(d)	400	406,080
3.88%, (Call 06/24/23)(a)(d)(f)	1,000	996,170
Braskem Finance Ltd., 6.45%, 02/03/24	280	307,222
Cabot Corp., 3.70%, 07/15/22	26	26,911
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	212	229,223
4.63%, 11/15/22	241	257,605
CF Industries Inc., 3.45%, 06/01/23	337	353,439
Chemours Co. (The), 7.00%, 05/15/25 (Call 05/15/21)	425	439,420
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(b)	189	200,433
5.13%, 04/01/25 (Call 03/01/25)(b)	25	29,257
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22(d)	900	913,563
4.63%, 03/14/23(d)	1,604	1,670,887

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.88%, 03/14/25(d)	$200	$213,922
Consolidated Energy Finance SA, 6.88%, 06/15/25 (Call 06/15/21)(b)	175	178,227
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/21)(b)	200	181,418
CVR Partners LP/CVR Nitrogen Finance Corp.,
9.25%, 06/15/23 (Call 06/15/21)(b)	260	263,929
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)	380	415,317
DuPont de Nemours Inc.
2.17%, 05/01/23	647	651,348
4.21%, 11/15/23 (Call 10/15/23)	1,335	1,468,340
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	543	564,872
3.80%, 03/15/25 (Call 12/15/24)	175	193,749
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	709	730,135
3.25%, 01/14/23 (Call 11/19/22)	458	481,436
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	750	777,360
Equate Petrochemical BV, 3.00%, 03/03/22(d)	800	814,920
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(d)	200	213,614
Eurochem Finance DAC, 5.50%, 03/13/24(d)	400	441,332
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	65	66,671
4.10%, 02/01/24 (Call 11/01/23)	27	29,416
GC Treasury Center Co. Ltd., 4.25%, 09/19/22(d)	200	209,780
Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/24(d)	200	216,666
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	140	148,837
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/01/21)(b)	200	203,344
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 01/15/23)(b)	200	201,136
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	150	157,398
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
4.25%, 12/15/25 (Call 12/15/22)(b)	285	287,784
LG Chem Ltd., 3.25%, 10/15/24(d)	200	218,022
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)	234	239,658
2.45%, 02/15/22 (Call 11/15/21)	273	277,666
2.65%, 02/05/25 (Call 11/05/24)	68	73,008
2.70%, 02/21/23 (Call 11/21/22)	259	269,912
LYB International Finance BV, 4.00%, 07/15/23	840	910,820
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	345	348,029
2.88%, 05/01/25 (Call 04/01/25)	187	201,367
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	250	286,295
MEGlobal Canada ULC, 5.00%, 05/18/25(d)	200	223,318
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	150	156,877
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	726	757,610
4.25%, 11/15/23 (Call 08/15/23)	542	589,604
NewMarket Corp., 4.10%, 12/15/22	64	68,006
Nutrien Ltd.
1.90%, 05/13/23	58	59,872
3.00%, 04/01/25 (Call 01/01/25)	76	81,930
	Par
Security	(000)	Value

Chemicals (continued)
3.15%, 10/01/22 (Call 07/01/22)	$1,066	$1,106,071
3.38%, 03/15/25 (Call 12/15/24)	99	108,267
3.50%, 06/01/23 (Call 03/01/23)	75	79,470
3.63%, 03/15/24 (Call 12/15/23)	22	23,891
Nutrition & Biosciences Inc.
0.70%, 09/15/22(b)	270	270,840
1.23%, 10/01/25 (Call 09/01/25)(b)	920	926,182
OCI NV
4.63%, 10/15/25 (Call 10/15/22)(b)	200	206,626
5.25%, 11/01/24 (Call 11/01/21)(b)	200	207,310
OCP SA
4.50%, 10/22/25(d)	200	217,048
5.63%, 04/25/24(d)	609	672,714
Olin Corp.
5.50%, 08/15/22	75	78,377
9.50%, 06/01/25 (Call 03/01/25)(b)	245	304,746
Orbia Advance Corp. SAB de CV, 4.88%, 09/19/22(d)	600	635,136
Petkim Petrokimya Holding AS, 5.88%, 01/26/23 (Call 01/26/22)(d)	200	204,354
Phosagro OAO Via Phosagro Bond Funding DAC
3.05%, 01/23/25 (Call 10/23/24)(d)	200	207,792
3.95%, 04/24/23 (Call 01/24/23)(d)	200	208,600
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	555	586,530
3.20%, 03/15/23 (Call 02/15/23)	87	91,846
PQ Corp., 5.75%, 12/15/25 (Call 12/15/21)(b)	200	205,192
PTT Global Chemical PCL, 4.25%, 09/19/22(d)	285	298,928
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/21)(b)	225	231,824
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/21)(b)	200	180,860
7.63%, 01/15/26 (Call 01/15/24)(b)	205	214,801
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	190	197,009
SABIC Capital II BV, 4.00%, 10/10/23(d)	200	216,732
Sasol Financing International Ltd., 4.50%, 11/14/22	210	213,816
Sasol Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	960	1,014,144
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)	248	267,691
Sibur Securities DAC, 3.45%, 09/23/24(d)	300	315,705
SPCM SA, 4.88%, 09/15/25 (Call 09/15/21)(b)	200	206,020
Syngenta Finance NV
3.13%, 03/28/22	628	638,186
4.44%, 04/24/23 (Call 03/24/23)(b)	360	374,339
4.89%, 04/24/25 (Call 02/24/25)(b)	240	255,298
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(b)	460	436,057
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc., 5.38%, 09/01/25 (Call 09/01/21)(b)	200	204,806
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/21)(b)	175	181,751
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(b)	335	359,174
Uralkali OJSC Via Uralkali Finance DAC, 4.00%, 10/22/24(d)	400	416,356
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 07/15/21)(b)	150	148,390
WR Grace & Co-Conn, 5.63%, 10/01/24(b)	150	162,687
Yingde Gases Investment Ltd., 6.25%, 01/19/23 (Call 01/19/22)(d)	200	205,662
		34,018,750

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Coal — 0.0%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(d)	$800	$828,872
Chongqing Energy Investment Group Co. Ltd.,
5.63%, 03/18/22(d)	200	172,006
CONSOL Energy Inc., 11.00%, 11/15/25 (Call 11/15/21)(b)	50	43,722
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(d)	400	408,156
Korea Resources Corp., 3.00%, 04/24/22(d)	200	205,650
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/21)(b)	250	256,395
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/21)(b)	125	130,254
		2,045,055
Commercial Services — 0.4%
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24(d)	200	209,564
ADT Security Corp. (The)
3.50%, 07/15/22	400	410,304
4.13%, 06/15/23	275	289,184
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/15/21)(b)	175	129,798
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 02/15/21)(b)	200	204,060
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/21)(e)	155	160,938
7.88%, 12/01/22 (Call 12/01/21)	257	257,527
8.50%, 11/01/24 (Call 05/01/21)	125	131,760
Atento Luxco 1 SA, 6.13%, 08/10/22 (Call 08/10/21)(b)(e)	100	99,841
Avis Budget Car Rental LLC/Avis Budget
Finance Inc.
5.25%, 03/15/25 (Call 03/15/21)(b)	100	100,680
6.38%, 04/01/24 (Call 04/01/21)(b)	225	228,307
10.50%, 05/15/25 (Call 05/15/22)(b)	190	224,430
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	178	188,466
Brink’s Co. (The), 5.50%, 07/15/25 (Call 06/18/22)(b)	155	165,049
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(b)	150	163,196
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 05/01/21)(b)	150	155,208
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	679	697,788
3.25%, 06/01/22 (Call 03/01/22)	52	53,584
CMHI Finance BVI Co. Ltd.
3.50%, (Call 10/09/23)(a)(d)(f)	1,000	1,015,670
4.38%, 08/06/23(d)	400	429,128
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)	127	119,639
5.00%, 10/15/22 (Call 07/15/22)	115	110,889
DP World Crescent Ltd., 3.91%, 05/31/23(d)	400	422,652
DP World Salaam, 6.00%, (Call 01/01/26)(a)(d)(f)	400	439,000
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	656	700,595
2.60%, 12/15/25 (Call 11/15/25)	225	241,612
3.30%, 12/15/22 (Call 09/15/22)	108	112,909
3.95%, 06/15/23 (Call 05/15/23)	102	110,052

Security	Par (000)	Value

Commercial Services (continued)
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	$116	$122,412
3.30%, 10/15/22(b)	101	105,793
3.85%, 11/15/24 (Call 08/15/24)(b)	250	278,230
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/24)	448	477,747
3.75%, 06/01/23 (Call 03/01/23)	420	447,808
4.00%, 06/01/23 (Call 05/01/23)	485	522,418
HPHT Finance 17 Ltd., 2.75%, 09/11/22(d)	400	409,156
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	681	740,281
4.13%, 08/01/23 (Call 07/01/23)	150	162,554
4.75%, 02/15/25 (Call 11/15/24)(b)	227	258,455
5.00%, 11/01/22 (Call 08/01/22)(b)	265	281,552
Jaguar Holding Co. II/PPD Development LP, 4.63%, 06/15/25 (Call 06/05/22)(b)	230	241,003
Laureate Education Inc., 8.25%, 05/01/25 (Call 04/26/21)(b)	300	316,317
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	25	25,391
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(d)	400	428,560
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 02/16/21)(b)	145	139,297
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	250	260,245
3.75%, 03/24/25 (Call 02/24/25)	121	135,360
4.50%, 09/01/22 (Call 06/01/22)	579	609,803
4.88%, 02/15/24 (Call 11/15/23)	131	146,576
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 02/01/21)(b)(e)	255	261,923
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/15/21)(b)	287	287,631
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(b)(e)	200	198,888
PayPal Holdings Inc.
1.35%, 06/01/23	536	547,374
1.65%, 06/01/25 (Call 05/01/25)	505	523,695
2.20%, 09/26/22	238	245,219
2.40%, 10/01/24 (Call 09/01/24)	1,137	1,208,949
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(b)	365	388,703
Quad/Graphics Inc., 7.00%, 05/01/22	95	88,147
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	1,000	1,060,700
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/22)(b)	275	283,261
RR Donnelley & Sons Co., 8.25%, 07/01/27 (Call 07/01/23)	191	222,893
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	71	80,183
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(b)	390	420,026
9.25%, 04/15/25 (Call 03/16/25)(b)	330	391,555
Service Corp. International/U.S., 8.00%, 11/15/21.	75	78,736
Shanghai Port Group BVI Development Co. Ltd.,
2.40%, 09/11/24(d)	400	416,028
Shanhai Hong Kong International Investments Ltd.,
4.10%, 09/27/22(d)	200	201,312

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/01/21)(b)	$305	$274,579
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	10	11,260
4.13%, 09/12/22	11	11,611
WEX Inc., 4.75%, 02/01/23 (Call 02/01/21)(b)	150	150,330
WW International Inc., 8.63%, 12/01/25 (Call 12/01/21)(b)	125	130,425
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	281	284,836
		21,449,052
Computers — 0.8%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	4,266	4,259,217
0.75%, 05/11/23	1,452	1,468,974
1.13%, 05/11/25 (Call 04/11/25)	2,286	2,338,715
1.70%, 09/11/22	258	264,094
1.80%, 09/11/24 (Call 08/11/24)	680	713,340
2.10%, 09/12/22 (Call 08/12/22)	568	584,063
2.15%, 02/09/22	460	469,131
2.30%, 05/11/22 (Call 04/11/22)	796	815,558
2.40%, 01/13/23 (Call 12/13/22)	497	516,800
2.40%, 05/03/23	1,565	1,639,228
2.50%, 02/09/22 (Call 01/09/22)	535	546,417
2.50%, 02/09/25	202	217,134
2.70%, 05/13/22	380	391,970
2.75%, 01/13/25 (Call 11/13/24)	373	403,523
2.85%, 02/23/23 (Call 12/23/22)	523	548,402
2.85%, 05/11/24 (Call 03/11/24)	1,058	1,137,615
3.00%, 02/09/24 (Call 12/09/23)	945	1,016,159
3.20%, 05/13/25	57	63,225
3.45%, 05/06/24	741	813,544
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	577	633,119
5.45%, 06/15/23 (Call 04/15/23)(b)	1,703	1,870,575
5.85%, 07/15/25 (Call 06/15/25)(b)	255	302,848
7.13%, 06/15/24 (Call 06/15/21)(b)	625	648,581
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/21)(e)	225	229,421
9.38%, 07/15/25 (Call 07/15/22)(b)	295	326,536
DXC Technology Co.
4.00%, 04/15/23	88	93,820
4.13%, 04/15/25 (Call 03/15/25)	141	155,816
4.25%, 04/15/24 (Call 02/15/24)	428	468,245
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	430	446,104
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/14/21)(b)(e)	250	81,228
Flexential Intermediate Corp., 11.25%, 08/01/24
(Call 02/01/22)(b)	5	5,310
Genpact Luxembourg Sarl
3.38%, 12/01/24 (Call 11/01/24)	65	70,717
3.70%, 04/01/22 (Call 03/01/22)	268	274,695
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	725	742,436
2.25%, 04/01/23 (Call 03/01/23)	491	508,936
4.40%, 10/15/22 (Call 08/15/22)	687	727,732
4.45%, 10/02/23 (Call 09/02/23)	243	266,724
4.65%, 10/01/24 (Call 09/01/24)	1,092	1,237,247
Security	Par (000)	Value

Computers (continued)
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	$664	$698,800
4.05%, 09/15/22	330	348,807
IBM Credit LLC
2.20%, 09/08/22	110	113,348
3.00%, 02/06/23	835	879,055
International Business Machines Corp.
1.88%, 08/01/22	855	875,836
2.85%, 05/13/22	1,001	1,034,363
2.88%, 11/09/22	100	104,615
3.00%, 05/15/24	1,290	1,392,658
3.38%, 08/01/23	265	284,854
3.63%, 02/12/24	680	743,832
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)(b)	239	251,418
3.63%, 05/15/25 (Call 04/15/25)(b)	191	212,466
Lenovo Group Ltd.
4.75%, 03/29/23(d)	400	424,652
5.88%, 04/24/25(d)	800	916,024
NCR Corp., 8.13%, 04/15/25 (Call 04/15/22)(b)	225	246,355
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	819	851,891
3.30%, 09/29/24 (Call 07/29/24)	115	125,126
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	586	609,645
4.75%, 06/01/23	257	275,620
4.75%, 01/01/25	10	10,821
4.88%, 03/01/24 (Call 01/01/24)	269	290,227
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
5.75%, 06/01/25 (Call 06/01/22)(b)	110	117,349
6.75%, 06/01/25 (Call 06/01/21)(b)	500	514,210
Vericast Corp., 8.38%, 08/15/22 (Call 02/15/21)(b)	275	277,406
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 09/20/21)(b)	64	67,237
		38,963,814
Cosmetics & Personal Care — 0.1%
Avon Products Inc., 7.00%, 03/15/23	200	213,948
Colgate-Palmolive Co.
1.95%, 02/01/23	20	20,674
2.10%, 05/01/23	361	375,725
2.25%, 11/15/22	299	309,644
3.25%, 03/15/24	127	138,219
Edgewell Personal Care Co., 4.70%, 05/24/22	200	207,548
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	771	813,621
Natura Cosmeticos SA, 5.38%, 02/01/23 (Call 02/01/21)(d)	200	205,214
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,510	1,512,114
2.15%, 08/11/22	551	567,255
2.30%, 02/06/22	469	478,948
3.10%, 08/15/23	157	168,134
Revlon Consumer Products Corp., 6.25%, 08/01/24 (Call 08/01/21)	100	34,439
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)	670	685,390
2.60%, 05/05/24 (Call 03/05/24)	600	638,928
3.00%, 03/07/22	200	206,050

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.25%, 03/07/24 (Call 02/07/24)	$335	$363,009
		6,938,860
Distribution & Wholesale — 0.1%
Avient Corp.
5.25%, 03/15/23	214	231,300
5.75%, 05/15/25 (Call 05/15/22)(b)	330	349,925
Chongqing Nan’an Urban Construction & Development Group Co. Ltd.
4.66%, 06/04/24(d)	400	416,256
5.88%, 06/18/22(d)	200	208,978
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 09/15/21)(b)(g)	125	127,661
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/21)(b)	375	385,200
Gansu Provincial Highway Aviation Tourism Investment Group Co. Ltd., 3.88%, 07/05/22(d)	400	405,144
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(b)	175	191,611
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/21)(b)	375	384,724
Li & Fung Ltd., 4.38%, 10/04/24 (Call 09/04/24)(d)	600	615,654
Mitsubishi Corp., 2.50%, 07/09/24(d)	250	264,260
Performance Food Group Inc.
5.50%, 06/01/24 (Call 06/01/21)(b)	165	166,040
6.88%, 05/01/25 (Call 05/01/22)(b)	150	161,273
Sinochem International Development Pte Ltd., 3.13%, 07/25/22(d)	200	204,296
Sumitomo Corp., 2.60%, 07/09/24 (Call 06/09/24)(d)	500	528,080
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(b)	248	237,336
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	166	173,639
		5,051,377
Diversified Financial Services — 2.0%
4finance SA, 10.75%, 05/01/22 (Call 05/01/21)(b)	200	168,258
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(a)	350	357,256
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	160	166,870
3.15%, 02/15/24 (Call 01/15/24)	500	524,060
3.30%, 01/23/23 (Call 12/23/22)	210	218,751
3.50%, 05/26/22 (Call 04/26/22)	310	320,053
4.13%, 07/03/23 (Call 06/03/23)	500	533,395
4.50%, 09/15/23 (Call 08/15/23)	400	432,768
4.63%, 07/01/22	315	331,490
4.88%, 01/16/24 (Call 12/16/23)	485	532,287
6.50%, 07/15/25 (Call 06/15/25)	900	1,064,583
Affiliated Managers Group Inc.
3.50%, 08/01/25	29	32,158
4.25%, 02/15/24	15	16,584
AIG Global Funding
0.80%, 07/07/23(b)	36	36,356
0.90%, 09/22/25(b)	400	399,312
2.30%, 07/01/22(b)	37	38,020
Air Lease Corp.
2.25%, 01/15/23	247	254,010
2.30%, 02/01/25 (Call 01/01/25)	310	319,644
2.63%, 07/01/22 (Call 06/01/22)	504	516,590
2.75%, 01/15/23 (Call 12/15/22)	322	334,027
2.88%, 01/15/26 (Call 12/15/25)	100	105,194
Security	Par (000)	Value

Diversified Financial Services (continued)
3.00%, 09/15/23 (Call 07/15/23)	$277	$291,340
3.25%, 03/01/25 (Call 01/01/25)	92	98,441
3.38%, 07/01/25 (Call 06/01/25)	515	553,517
3.75%, 02/01/22 (Call 12/01/21)	95	97,443
3.88%, 07/03/23 (Call 06/03/23)	424	453,366
4.25%, 02/01/24 (Call 01/01/24)	465	508,147
4.25%, 09/15/24 (Call 06/15/24)	295	324,447
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	145	153,455
4.40%, 09/25/23 (Call 08/25/23)	423	452,229
5.00%, 04/01/23	281	301,850
5.25%, 08/11/25 (Call 07/11/25)(b)	780	868,795
5.50%, 02/15/22	348	363,789
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	1,100	1,117,853
3.05%, 06/05/23 (Call 05/05/23)	7	7,362
3.88%, 05/21/24 (Call 04/21/24)	534	583,555
4.13%, 02/13/22	408	422,782
4.63%, 05/19/22	417	438,413
4.63%, 03/30/25	148	168,203
5.13%, 09/30/24	502	576,477
5.75%, 11/20/25 (Call 10/20/25)	100	116,366
5.80%, 05/01/25 (Call 04/01/25)	252	298,774
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	1,189	1,225,811
2.50%, 07/30/24 (Call 06/29/24)	1,184	1,260,451
2.65%, 12/02/22	717	746,669
2.75%, 05/20/22 (Call 04/19/22)	456	469,507
3.00%, 10/30/24 (Call 09/29/24)	101	109,548
3.40%, 02/27/23 (Call 01/27/23)	1,427	1,512,363
3.40%, 02/22/24 (Call 01/22/24)	863	936,597
3.63%, 12/05/24 (Call 11/04/24)	71	78,747
3.70%, 08/03/23 (Call 07/03/23)	654	706,510
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	851	871,679
Ameriprise Financial Inc.
3.00%, 03/22/22	565	582,249
3.00%, 04/02/25 (Call 03/02/25)	29	31,482
3.70%, 10/15/24	104	115,488
4.00%, 10/15/23	435	477,064
Apollo Management Holdings LP, 4.95%, 01/14/50 (Call 01/14/24)(a)(b)	260	264,750
Aviation Capital Group LLC
3.88%, 05/01/23 (Call 04/01/23)(b)	444	467,346
4.13%, 08/01/25 (Call 06/01/25)(b)	530	574,324
4.38%, 01/30/24 (Call 12/30/23)(b)	380	409,610
4.88%, 10/01/25 (Call 07/01/25)(b)	45	50,153
Avolon Holdings Funding Ltd.
2.88%, 02/15/25 (Call 01/15/25)(b)	535	545,786
3.63%, 05/01/22 (Call 04/01/22)(b)	31	31,720
3.95%, 07/01/24 (Call 06/01/24)(b)	408	430,399
5.13%, 10/01/23 (Call 09/01/23)(b)	433	467,307
5.25%, 05/15/24 (Call 04/15/24)(b)	243	266,007
5.50%, 01/15/23 (Call 12/15/22)(b)	158	168,556
Azure Nova International Finance Ltd., 3.50%, 03/21/22(d)	200	204,710
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23(d)	200	209,170
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/31/23(d)	400	424,816

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	$98	$102,729
5.38%, 07/24/23	360	391,651
Blackstone Holdings Finance Co. LLC, 4.75%, 02/15/23(b)	17	18,428
Blackstone/GSO Secured Lending Fund, 3.65%, 07/14/23(b)	15	15,590
BOC Aviation Ltd.
2.63%, 01/17/25 (Call 12/17/24)(d)	400	412,676
2.75%, 09/18/22 (Call 08/18/22)(d)	200	204,308
2.75%, 12/02/23(d)	800	829,064
3.25%, 04/29/25 (Call 03/29/25)(b)	500	529,230
3.50%, 10/10/24 (Call 09/10/24)(d)	200	214,446
4.00%, 01/25/24 (Call 12/25/23)(d)	400	428,768
4.38%, 05/02/23(d)	200	213,322
Bocom Leasing Management Hong Kong Co. Ltd.
1.18%, 03/02/25(a)(d)	500	488,360
1.75%, 07/14/23 (Call 06/14/23)(d)	200	201,532
4.38%, 01/22/24(d)	400	432,028
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	698	766,006
Cantor Fitzgerald LP
4.88%, 05/01/24 (Call 04/01/24)(b)	260	288,972
6.50%, 06/17/22(b)	50	53,773
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25)(a)	1,000	1,043,280
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	242	252,905
3.05%, 03/09/22 (Call 02/09/22)	718	737,960
3.20%, 01/30/23 (Call 12/30/22)	878	924,016
3.20%, 02/05/25 (Call 01/05/25)	362	393,186
3.30%, 10/30/24 (Call 09/30/24)	990	1,079,328
3.50%, 06/15/23	583	623,880
3.75%, 04/24/24 (Call 03/24/24)	175	191,247
3.90%, 01/29/24 (Call 12/29/23)	643	702,143
4.25%, 04/30/25 (Call 03/31/25)	5	5,666
CCBL Cayman 1 Corp. Ltd., 3.50%, 05/16/24(d)	400	425,380
CDBL Funding 1, 3.00%, 04/24/23(d)	400	413,912
CDBL Funding 2, 3.75%, 03/11/22(d)	400	410,760
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	1,690	1,695,949
2.65%, 01/25/23 (Call 12/25/22)	380	397,123
3.00%, 03/10/25 (Call 12/10/24)	223	242,588
3.55%, 02/01/24 (Call 01/01/24)	323	351,760
3.85%, 05/21/25 (Call 03/21/25)	45	50,706
4.20%, 03/24/25 (Call 02/22/25)	338	384,543
China Cinda 2020 I Management Ltd.
2.00%, 03/18/23 (Call 02/18/23)(d)	500	507,085
2.50%, 03/18/25 (Call 02/18/25)(d)	200	206,456
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(d)	800	884,248
China Cinda Finance 2017 I Ltd.
3.65%, 03/09/22(d)	700	718,655
3.88%, 02/08/23(d)	200	210,296
4.10%, 03/09/24(d)	400	433,404
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25)(a)(d)	400	411,904
China Great Wall International Holdings III Ltd., 3.13%, 08/31/22(d)	800	822,096
China Great Wall International Holdings IV Ltd., 3.95%, (Call 07/31/24)(a)(d)(f)	200	206,302

Security	Par (000)	Value

Diversified Financial Services (continued)
CICC Hong Kong Finance 2016 MTN Ltd.
1.12%, 02/18/23, (3 mo. LIBOR US + 0.900%)(a)(d)	$1,000	$988,620
1.39%, 05/03/22, (3 mo. LIBOR US + 1.175%)(a)(d)	200	199,556
3.38%, 05/03/22(d)	200	204,748
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(b)	20	21,481
CITIC Securities Finance MTN Co. Ltd., 2.00%, 06/03/25(d)	600	606,600
Citigroup Global Markets
Holdings Inc./United States, 3.00%, 06/12/24(c)(d)	2	2,201
Clifford Capital Pte. Ltd., 1.73%, 09/10/24(d)	200	206,650
CME Group Inc.
3.00%, 09/15/22	500	521,685
3.00%, 03/15/25 (Call 12/15/24)	108	117,913
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/21)(b)	75	67,755
Coastal Emerald Ltd.
3.95%, 08/01/22(d)	400	406,324
4.30%, (Call 08/01/24)(a)(d)(f)	200	203,934
Credit Acceptance Corp., 5.13%, 12/31/24 (Call 12/31/21)(b)	195	201,665
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(b)	325	318,585
Daiwa Securities Group Inc., 3.13%, 04/19/22(b)	40	41,226
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	35	38,449
3.85%, 11/21/22	185	196,102
3.95%, 11/06/24 (Call 08/06/24)	205	227,275
5.20%, 04/27/22	287	303,158
Dongxing Voyage Co. Ltd., 3.25%, 08/15/24(d)	200	207,660
Eaton Vance Corp., 3.63%, 06/15/23	40	42,872
Enova International Inc.
8.50%, 09/01/24 (Call 09/01/21)(b)	98	96,275
8.50%, 09/15/25 (Call 09/15/21)(b)	200	194,884
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(b)	162	171,602
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(b)	175	174,008
Franklin Resources Inc.
2.80%, 09/15/22	102	106,037
2.85%, 03/30/25	16	17,380
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(b)	600	658,842
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	355	379,186
Global Aircraft Leasing Co. Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(b)(g)	596	534,114
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(b)	245	256,096
Gtlk Europe Capital DAC, 5.95%, 04/17/25(d)	200	218,228
GTLK Europe DAC, 5.13%, 05/31/24(d)	200	212,612
Haitong International Finance Holdings 2015 Ltd., 2.11%, 03/12/25(d)	400	404,548
Haitong International Securities Group Ltd.
2.13%, 07/02/23(d)	600	606,462
3.38%, 07/19/24(d)	400	421,632
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	70	70,827

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Horse Gallop Finance Ltd.
1.70%, 07/28/25(d)	$600	$600,930
3.25%, 05/30/22(d)	700	718,102
ICBCIL Finance Co. Ltd.
1.27%, 11/20/24(a)(d)	200	197,830
1.32%, 05/15/23, (3 mo. LIBOR US + 1.1%)(a)(d)	200	199,350
3.13%, 11/15/22(d)	300	310,047
3.38%, 04/05/22(d)	550	563,821
3.65%, 03/05/22(d)	400	410,620
3.75%, 03/05/24(d)	400	428,380
Intercontinental Exchange Inc.
0.70%, 06/15/23	265	267,064
2.35%, 09/15/22 (Call 08/15/22)	361	372,133
3.45%, 09/21/23 (Call 08/21/23)	94	101,194
4.00%, 10/15/23	867	949,287
International Lease Finance Corp., 5.88%, 08/15/22	847	911,762
Inventive Global Investments Ltd., 1.65%, 09/03/25(d)	600	597,978
Invesco Finance PLC
3.13%, 11/30/22	52	54,593
4.00%, 01/30/24	333	367,779
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	462	505,285
Jefferies Group LLC, 5.13%, 01/20/23.	598	650,540
Joy Treasure Assets Holdings Inc., 2.88%, 09/24/24(d)	600	632,334
Kuwait Projects Co. SPC Ltd., 5.00%, 03/15/23(d)	400	418,452
Lazard Group LLC, 3.75%, 02/13/25	104	114,966
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(b)	260	276,292
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	200	212,478
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/21)(b)	450	464,854
MAR Sukuk Ltd., 2.21%, 09/02/25(d)	400	409,580
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	727	766,825
3.38%, 04/01/24	308	337,174
Mirae Asset Daewoo Co. Ltd.
2.63%, 07/30/25(d)	1,000	1,036,640
3.38%, 05/07/24(d)	200	211,414
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.41%, 02/28/22 (Call 01/28/22)(b)	235	241,488
3.56%, 02/28/24 (Call 01/28/24)(b)	200	215,420
3.96%, 09/19/23 (Call 08/19/23)(b)	645	695,420
Muthoot Finance Ltd., 4.40%, 09/02/23(d)	200	203,678
Nasdaq Inc.
0.45%, 12/21/22 (Call 12/21/21)	25	25,017
4.25%, 06/01/24 (Call 03/01/24)	496	549,270
Navient Corp.
5.50%, 01/25/23	350	367,377
5.88%, 10/25/24	210	223,110
6.13%, 03/25/24	350	372,939
6.50%, 06/15/22	400	418,968
6.75%, 06/25/25	300	328,773
7.25%, 01/25/22	275	284,936
7.25%, 09/25/23	200	220,250
NFP Corp., 7.00%, 05/15/25 (Call 05/15/22)(b)	175	188,519
Nomura Holdings Inc.
1.85%, 07/16/25	1,000	1,035,670
2.65%, 01/16/25	800	851,408

Security	Par (000)	Value

Diversified Financial Services (continued)
Nuveen Finance LLC, 4.13%, 11/01/24(b)	$572	$643,597
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 11/15/21)(b)	100	97,589
OneMain Finance Corp.
5.63%, 03/15/23	355	380,400
6.13%, 05/15/22	375	396,052
6.13%, 03/15/24 (Call 09/15/23)	556	607,719
6.88%, 03/15/25	525	601,650
8.25%, 10/01/23	121	138,407
8.88%, 06/01/25 (Call 06/01/22)	285	318,621
Ontario Teachers’ Finance Trust, 1.63%, 09/12/24(b)	500	520,570
Orient HuiZhi Ltd., 3.63%, 11/30/22(d)	250	258,480
ORIX Corp.
2.90%, 07/18/22	220	227,352
3.25%, 12/04/24	41	44,677
4.05%, 01/16/24	420	459,740
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/21)(b)	125	126,198
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(b)	556	584,462
5.25%, 08/15/22 (Call 07/15/22)(b)	42	44,139
5.50%, 02/15/24 (Call 01/15/24)(b)	620	681,343
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(b)	280	293,446
Power Finance Corp. Ltd.
3.25%, 09/16/24(d)	200	209,008
3.75%, 06/18/24(d)	200	211,596
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(d)	400	498,820
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(b)	150	160,860
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	245	252,414
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(d)	200	216,124
REC Ltd.
3.38%, 07/25/24(d)	400	418,820
4.75%, 05/19/23(d)	400	425,884
5.25%, 11/13/23(d)	200	218,330
Shriram Transport Finance Co. Ltd.
5.10%, 07/16/23(d)	200	202,784
5.95%, 10/24/22(d)	200	205,038
SIHC International Capital Ltd., 4.35%, 09/26/23(d)	200	213,458
SLM Corp.
4.20%, 10/29/25 (Call 09/29/25)	225	238,689
5.13%, 04/05/22 (Call 03/15/22)	70	71,744
Soar Wise Ltd., 3.50%, 05/31/22(d)	400	408,272
SPARC EM SPC Panama Metro Line 2 SP,0.00%12/05/22(d)(h)	134	131,388
SSG Resources Ltd., 4.25%, 10/04/22(d)	400	418,360
State Elite Global Ltd., 2.75%, 06/13/22(d)	800	820,344
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	240	260,532
Sunrise Cayman Ltd., 5.25%, 03/11/24(d)	200	207,582
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	216	222,864
4.25%, 08/15/24 (Call 05/15/24)	755	829,360
4.38%, 03/19/24 (Call 02/19/24)	265	290,710
4.50%, 07/23/25 (Call 04/24/25)	593	666,668
TMX Finance LLC/TitleMax Finance Corp., 11.13%,
04/01/23 (Call 04/01/21)(b)	164	162,947

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
United Shore Financial Services LLC, 5.50%, 11/15/25 (Call 11/15/22)(b)	$375	$394,747
Vertex Capital Investment Ltd., 4.75%, 04/03/24(d)	400	425,820
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	551	567,365
2.80%, 12/14/22 (Call 10/14/22)	1,143	1,193,201
3.15%, 12/14/25 (Call 09/14/25)	500	556,600
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	299	320,477
3.60%, 03/15/22 (Call 02/15/22)	353	363,594
4.25%, 06/09/23 (Call 05/09/23)	390	420,572
Xingsheng BVI Co. Ltd., 3.38%, 07/25/22(d)	400	410,380
		96,851,683
Electric — 1.8%
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/23(b)	730	771,099
4.38%, 04/23/25(d)	500	565,615
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	339	349,150
AES Corp. (The), 3.30%, 07/15/25 (Call 06/15/25)(b)	10	10,869
AES Gener SA, 7.13%, 03/26/79 (Call 07/06/24)(a)(d)	600	660,354
Alabama Power Co.
Series 13-A, 3.55%, 12/01/23	140	152,103
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	272	278,283
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(b)	242	259,213
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	517	551,112
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	16	16,512
3.25%, 03/01/25 (Call 12/01/24)	92	100,737
American Electric Power Co. Inc.
Series F, 2.95%, 12/15/22 (Call 09/15/22)	44	45,739
Series N, 1.00%, 11/01/25 (Call 10/01/25)	50	50,297
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	80	87,663
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)	130	142,851
Ausgrid Finance Pty Ltd., 3.85%, 05/01/23 (Call 02/01/23)(b)	243	256,564
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	29	31,591
3.20%, 04/15/25 (Call 03/15/25)	399	436,378
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	429	456,422
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)	297	310,802
3.75%, 11/15/23 (Call 08/15/23)	122	132,208
4.05%, 04/15/25 (Call 03/15/25)(b)	1,010	1,139,573
Bi Hai Co. Ltd., 6.25%, 03/05/22(d)	400	386,012
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	210	229,868
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(d)	800	926,064
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	240	246,223
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	454	468,319
2.50%, 09/01/24 (Call 08/01/24)	139	147,821
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(d)	300	306,438
CGNPC International Ltd.
2.75%, 07/02/24(d)	800	832,984
3.88%, 09/11/23(d)	200	212,874

Security	Par (000)	Value

Electric (continued)
China Huadian Overseas Development 2018 Ltd., 3.38%, (Call 06/23/25)(a)(d)(f)	$400	$408,548
China Huadian Overseas Development Management Co. Ltd., 4.00%, (Call 05/29/24)(a)(d)(f)	400	415,444
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 2.60%, 12/10/24(d)	400	418,880
China Southern Power Grid International Finance BVI Co. Ltd., 2.75%, 05/08/22(d)	400	408,816
Chugoku Electric Power Co. Inc., 2.40%, 08/27/24(d)	500	526,940
Clearway Energy Operating LLC, 5.75%, 10/15/25 (Call 10/15/21)	250	262,287
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	23	26,201
CLP Power HK Finance Ltd., 3.55%, (Call 11/06/24)(a)(d)(f)	200	206,102
CLP Power Hong Kong Financing Ltd., 2.88%, 04/26/23(d)	200	208,448
Comision Federal de Electricidad, 4.88%, 01/15/24(d)	400	440,196
Connecticut Light & Power Co. (The) 2.50%, 01/15/23 (Call 10/15/22)	102	105,896
Series A, 0.75%, 12/01/25 (Call 11/01/25)	20	20,053
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)	234	250,469
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	65	70,082
Dominion Energy Inc.
2.45%, 01/15/23(b)	482	500,759
3.07%, 08/15/24(c)	582	627,867
Series A, 3.30%, 03/15/25 (Call 02/15/25)	600	657,996
Series B, 2.75%, 09/15/22 (Call 06/15/22)	109	112,348
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)(b)	190	203,045
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(b)	200	208,642
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	6	6,595
3.65%, 03/15/24 (Call 12/15/23)	25	27,160
DTE Energy Co.
2.25%, 11/01/22	286	295,026
Series B, 2.60%, 06/15/22	109	112,192
Series B, 3.30%, 06/15/22 (Call 04/15/22)	250	258,470
Series C, 2.53%, 10/01/24	325	345,751
Series C, 3.50%, 06/01/24 (Call 03/01/24)	464	504,368
Series D, 3.70%, 08/01/23 (Call 07/01/23)	325	349,407
Series F, 1.05%, 06/01/25 (Call 05/01/25)	1,235	1,243,139
Series F, 3.85%, 12/01/23 (Call 09/01/23)	20	21,674
Series H, 0.55%, 11/01/22	25	25,082
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	248	258,299
3.05%, 03/15/23 (Call 02/15/23)	409	431,732
3.35%, 05/15/22	249	258,818
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,001	1,003,523
2.40%, 08/15/22 (Call 07/15/22)	410	421,874
3.05%, 08/15/22 (Call 05/15/22)	305	315,324
3.75%, 04/15/24 (Call 01/15/24)	618	675,474
3.95%, 10/15/23 (Call 07/15/23)	172	186,622
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	40	43,102
Duke Energy Progress LLC 2.80%, 05/15/22 (Call 02/15/22)	181	185,668

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.25%, 08/15/25 (Call 05/15/25)	$120	$132,796
3.38%, 09/01/23 (Call 08/01/23)	249	267,595
Edison International
2.40%, 09/15/22 (Call 08/15/22)	522	534,079
2.95%, 03/15/23 (Call 01/15/23)	562	584,604
3.55%, 11/15/24 (Call 10/15/24)	526	568,816
4.95%, 04/15/25 (Call 03/15/25)	223	253,647
EDP Finance BV, 3.63%, 07/15/24(b)	510	554,661
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	1,225	1,370,971
5.25%, (Call 01/29/23)(a)(b)(f)	600	627,786
5.63%, (Call 01/22/24)(a)(b)(f)	500	533,430
EnBW Energie Baden-Wuerttemberg AG, 5.13%, 04/05/77 (Call 04/05/22)(a)(d)	290	300,710
Enel Finance International NV
2.65%, 09/10/24(b)	625	663,075
2.75%, 04/06/23(b)	530	553,781
2.88%, 05/25/22(b)	760	783,150
4.25%, 09/14/23(b)	895	976,991
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	125	135,503
Engie SA, 2.88%, 10/10/22(b)	208	215,902
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	180	197,384
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	176	175,683
4.00%, 07/15/22 (Call 05/15/22)	554	579,606
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24.	18	21,142
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	390	422,323
5.40%, 11/01/24	12	14,115
Eskom Holdings SOC Ltd.
6.75%, 08/06/23(d)	400	418,568
7.13%, 02/11/25(d)	800	852,024
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	560	592,732
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)	56	58,867
3.65%, 08/15/25 (Call 05/15/25)	25	28,023
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	264	276,672
Series H, 3.15%, 01/15/25 (Call 10/15/24)	124	134,578
Series K, 2.75%, 03/15/22 (Call 02/15/22)	373	382,497
Series L, 2.90%, 10/01/24 (Call 08/01/24)	460	496,924
Series N, 3.80%, 12/01/23 (Call 11/01/23)	580	633,685
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	620	618,159
Exelon Corp.
3.50%, 06/01/22 (Call 05/01/22)	683	708,811
3.95%, 06/15/25 (Call 03/15/25)	158	178,031
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	191	207,571
3.40%, 03/15/22 (Call 02/15/22)	318	327,833
4.25%, 06/15/22 (Call 03/15/22)	288	299,903
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	421	419,830
Series A, 3.35%, 07/15/22 (Call 05/15/22)	663	675,060
Series B, 4.25%, 03/15/23 (Call 12/15/22)	506	530,920
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	24	25,084
2.85%, 04/01/25 (Call 03/01/25)	1,465	1,591,737
3.25%, 06/01/24 (Call 12/01/23)	25	26,939

Security	Par (000)	Value

Electric (continued)
Georgia Power Co.
2.85%, 05/15/22	$85	$87,696
Series A, 2.10%, 07/30/23	911	949,781
Series A, 2.20%, 09/15/24 (Call 08/15/24)	320	337,296
Hrvatska Elektroprivreda, 5.88%, 10/23/22(d)	200	216,976
Iberdrola International BV, 5.81%, 03/15/25.	21	25,016
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	595	649,538
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	41	44,751
Israel Electric Corp. Ltd.
6.88%, 06/21/23(d)	200	226,168
Series 6, 5.00%, 11/12/24(b)	600	679,266
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	231	239,824
3.65%, 06/15/24 (Call 03/15/24)	35	38,160
Jersey Central Power & Light Co., 4.70%, 04/01/24 (Call 01/01/24)(b)	421	461,046
Kansai Electric Power Co. Inc. (The), 2.55%, 09/17/24(d)	200	211,588
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(d)	200	207,778
3.88%, 07/19/23(d)	400	433,656
Korea Electric Power Corp., 1.13%, 06/15/25(d)	600	608,880
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22(b)	600	625,014
3.75%, 07/25/23(d)	600	648,540
Lamar Funding Ltd., 3.96%, 05/07/25(d)	714	708,288
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	542	597,539
Monongahela Power Co., 4.10%, 04/15/24 (Call 01/15/24)(b)	163	175,921
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	415	427,857
2.40%, 04/25/22 (Call 03/25/22)	80	81,933
2.70%, 02/15/23 (Call 12/15/22)	307	320,143
2.95%, 02/07/24 (Call 12/07/23)	355	379,626
3.05%, 02/15/22 (Call 11/15/21)	271	276,547
3.40%, 11/15/23 (Call 08/15/23)	9	9,680
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	190	194,704
2.75%, 05/01/25 (Call 04/01/25)	135	145,512
2.80%, 01/15/23 (Call 12/15/22)	142	148,575
2.90%, 04/01/22	523	538,659
3.15%, 04/01/24 (Call 03/01/24)	684	737,461
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(b)	325	344,428
4.25%, 09/15/24 (Call 07/15/24)(b)(e)	22	23,472
Niagara Mohawk Power Corp.
2.72%, 11/28/22(b)	71	73,837
3.51%, 10/01/24 (Call 07/01/24)(b)	191	209,475
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	232	236,496
2.60%, 05/15/23 (Call 11/15/22)	181	188,381
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	250	259,287
3.75%, 06/15/24 (Call 05/15/24)(b)	320	349,072
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	102	104,957

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NTPC Ltd.
3.75%, 04/03/24(d)	$400	$422,464
4.75%, 10/03/22(d)	200	210,764
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(b)	1,010	1,004,304
2.75%, 06/01/24 (Call 05/01/24)	255	273,240
2.95%, 04/01/25 (Call 01/01/25)	22	24,005
4.10%, 06/01/22 (Call 03/01/22)	158	164,118
7.00%, 09/01/22	392	432,204
Pacific Gas & Electric Co.
1.75%, 06/16/22 (Call 06/16/21)	8,254	8,276,864
3.45%, 07/01/25	100	108,465
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	218	222,443
2.95%, 06/01/23 (Call 03/01/23)	59	62,183
3.60%, 04/01/24 (Call 01/01/24)	100	108,759
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)	10	10,289
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	400	406,888
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	380	411,912
Power Grid Corp. of India Ltd., 3.88%, 01/17/23(d)	400	418,180
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	90	95,523
3.50%, 12/01/22 (Call 09/01/22)	599	627,530
3.95%, 03/15/24 (Call 12/15/23)	46	50,274
4.20%, 06/15/22 (Call 03/15/22)	247	257,199
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	290	297,328
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	615	660,596
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	131	133,858
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	28	30,189
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	56	58,360
3.25%, 09/01/23 (Call 08/01/23)	265	284,994
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	93	92,977
2.65%, 11/15/22 (Call 10/15/22)	248	257,508
2.88%, 06/15/24 (Call 05/15/24)	250	268,375
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	237	250,713
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	42	45,061
Saudi Electricity Global Sukuk Co., 4.21%, 04/03/22(d)	200	208,440
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(d)	650	685,399
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(d)	600	653,796
Saudi Electricity Global Sukuk Co. 4, 4.22%, 01/27/24(d)	600	653,178
Saudi Electricity Global Sukuk Co. 5, 1.74%, 09/17/25(d)	450	457,528
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	527	545,018
2.90%, 02/01/23 (Call 01/01/23)	445	466,164
3.55%, 06/15/24 (Call 03/15/24)	349	379,572
4.05%, 12/01/23 (Call 09/01/23)	366	399,796
Security	Par (000)	Value

Electric (continued)
SMC Global Power Holdings Corp.
6.50%, (Call 04/25/24)(a)(d)(f)	$400	$404,132
7.00%, (Call 10/21/25)(a)(d)(f)	400	415,580
Southern California Edison Co.
Series B, 2.40%, 02/01/22 (Call 12/01/21)	107	108,676
Series C, 3.50%, 10/01/23 (Call 07/01/23)	151	162,242
Series D, 3.40%, 06/01/23 (Call 05/01/23)	205	218,149
Series E, 3.70%, 08/01/25 (Call 06/01/25)	34	37,812
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	742	783,396
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)	235	242,666
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)	100	99,848
SPIC Luxembourg Latin America Renewable Energy Investment Co. Sarl, 4.65%, 10/30/23(d)	200	216,056
SPIC MTN Co. Ltd., 1.63%, 07/27/25(d)	600	602,400
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(d)	800	841,120
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22(d)	800	819,312
3.75%, 05/02/23(d)	700	744,891
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(d)	200	232,852
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/21)	225	178,646
10.50%, 01/15/26 (Call 01/15/22)(b)	250	229,932
Three Gorges Finance I Cayman Islands Ltd., 2.30%, 10/16/24 (Call 09/16/24)(d)	600	618,534
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	179	186,778
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	35	37,954
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(d)	300	306,804
Virginia Electric & Power Co.
3.45%, 09/01/22 (Call 06/01/22)	284	295,499
3.45%, 02/15/24 (Call 11/15/23)	43	46,357
Series A, 3.10%, 05/15/25 (Call 02/15/25)	97	105,517
Series C, 2.75%, 03/15/23 (Call 12/15/22)	252	263,232
Vistra Operations Co. LLC, 3.55%, 07/15/24 (Call 06/15/24)(b)	615	666,531
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	24	26,661
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)	150	158,249
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	47	47,106
3.30%, 06/01/25 (Call 12/01/24)	336	367,866
		86,666,335
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	148	153,982
3.15%, 06/01/25 (Call 03/01/25)	10	11,028
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(b)	95	99,738
Schneider Electric SE, 2.95%, 09/27/22(b)	224	233,206
WESCO Distribution Inc.
5.38%, 06/15/24 (Call 06/15/21)	139	142,767
7.13%, 06/15/25 (Call 06/15/22)(b)	665	723,540
		1,364,261
Electronics — 0.2%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	45	46,744
3.88%, 07/15/23 (Call 04/15/23)	221	237,553

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	$198	$211,478
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	217	227,564
3.20%, 04/01/24 (Call 02/01/24)	74	79,443
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	308	332,628
3.50%, 04/01/22 (Call 02/01/22)	173	177,768
4.00%, 04/01/25 (Call 01/01/25)	18	19,675
4.50%, 03/01/23 (Call 12/01/22)	105	112,241
Avnet Inc., 4.88%, 12/01/22.	458	490,426
Brightstar Escrow Corp., 9.75%, 10/15/25 (Call 10/15/22)(b)	175	187,176
Competition Team Technologies Ltd., 3.75%, 03/12/24(d)	200	216,312
Flex Ltd., 5.00%, 02/15/23	335	362,158
Foxconn Far East Ltd., 1.63%, 10/28/25(d)	200	204,188
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)	440	440,594
1.35%, 06/01/25 (Call 05/01/25)	340	350,149
2.15%, 08/08/22 (Call 07/08/22)	334	342,828
2.30%, 08/15/24 (Call 07/15/24)	470	500,494
3.35%, 12/01/23	33	35,776
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	135	139,365
5.45%, 12/15/24 (Call 09/15/24)	219	252,373
Jabil Inc., 4.70%, 09/15/22.	319	339,920
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	111	125,729
Legrand France SA, 8.50%, 02/15/25	79	102,484
Roper Technologies Inc.
0.45%, 08/15/22	205	205,242
1.00%, 09/15/25 (Call 08/15/25)	235	236,539
2.35%, 09/15/24 (Call 08/15/24)	217	229,599
3.13%, 11/15/22 (Call 08/15/22)	151	157,343
3.65%, 09/15/23 (Call 08/15/23)	717	774,948
Sensata Technologies BV
4.88%, 10/15/23(b)	200	214,388
5.00%, 10/01/25(b)	300	331,974
5.63%, 11/01/24(b)	200	222,800
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	416	447,133
4.75%, 12/01/24 (Call 09/01/24)	5	5,687
TTM Technologies Inc., 5.63%, 10/01/25 (Call 10/01/21)(b)	175	178,936
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	55	59,894
		8,599,549
Energy - Alternate Sources — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(d)	200	222,598
Azure Power Energy Ltd., 5.50%, 11/03/22 (Call 08/03/21)(d)	500	512,290
FS Luxembourg Sarl, 10.00%, 12/15/25 (Call 12/15/23)(b)	400	427,904
Greenko Dutch BV, 5.25%, 07/24/24 (Call 07/24/21)(d)	600	621,474
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25 (Call 01/29/21)(d)	200	206,436

Security	Par (000)	Value

Energy - Alternate Sources (continued)
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 01/02/22)(d)	$400	$263,840
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 03/12/21)(d)	200	210,908
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(b)	275	283,426
		2,748,876
Engineering & Construction — 0.2%
AECOM, 5.88%, 10/15/24 (Call 07/15/24)	400	446,400
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/21)(b)	375	379,736
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(b)	15	15,264
CCCI Treasure Ltd., 3.43%, (Call 11/21/24)(a)(d)(f)	400	394,180
Chengdu Airport Xingcheng Investment Group Co. Ltd., 6.50%, 07/18/22(d)	200	204,996
Chengdu Economic & Technological Investment Group Co. Ltd., 7.50%, 02/12/22(d)	200	204,396
China Minmetals Corp., 3.75%, (Call 11/13/22)(a)(d)(f)	300	305,043
China Railway Resources Huitung Ltd., 3.85%, 02/05/23(d)	200	209,448
China State Construction Finance Cayman II Ltd., 3.38%, 11/29/22(d)	200	205,768
Chongqing International Logistics Hub Park
Construction Co. Ltd., 4.30%, 09/26/24(d)	200	199,036
CRCC Yuxiang Ltd., 3.50%, 05/16/23(d)	200	209,130
CSCEC Finance Cayman II Ltd., 2.90%, 07/05/22(d)	1,000	1,020,380
Dianjian Haiyu Ltd.
3.45%, (Call 09/29/25)(a)(d)(f)	600	603,888
3.50%, (Call 06/12/22)(a)(d)(f)	400	403,096
4.30%, (Call 06/20/24)(a)(d)(f)	400	413,516
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	331	329,990
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/21)	141	143,352
Hongkong International Qingdao Co. Ltd.
3.99%, 04/27/23(d)	400	406,884
4.00%, 10/08/24(d)	200	201,810
4.25%, 12/04/22(d)	200	202,844
IHS Netherlands Holdco BV, 7.13%, 03/18/25 (Call 09/18/21)(d)	200	209,318
Michael Baker International LLC, 8.75%, 03/01/23 (Call 12/01/21)(b)	73	74,049
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(b)	495	548,069
Shuifa International Holdings BVI Co. Ltd., 4.30%, 05/08/23(d)	200	203,450
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	23	24,910
3.90%, 03/22/23(b)	188	199,938
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/21)(b)(e)	290	294,237
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(d)	400	414,616
Yongda Investment Ltd., 2.25%, 06/16/25(d)	600	611,364
Zhengzhou Real Estate Group Co. Ltd., 3.95%, 10/09/22(d)	400	407,584
		9,486,692
Entertainment — 0.2%
Amber Treasure Ventures Ltd., 2.90%, 06/11/22 (Call 06/11/21)(d)	600	602,520

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(b)	$170	$173,701
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(b)	200	204,434
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(b)	260	271,648
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(b)	1,370	1,444,185
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/21)(b)	700	696,353
5.75%, 07/01/25 (Call 07/01/22)(b)	445	467,023
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/21)	185	185,100
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(b)	410	425,928
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/21)	300	290,814
5.13%, 12/15/22 (Call 12/15/21)	175	171,131
8.75%, 05/01/25 (Call 05/01/22)(b)	110	118,847
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/21)(b)	200	198,572
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 02/15/21)(b)	100	102,001
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(b)	150	168,657
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 03/01/21)(b)	90	83,371
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(b)	230	234,683
6.50%, 02/15/25 (Call 08/15/24)(b)	575	634,553
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/01/21)(b)	154	160,162
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/21)(b)	205	209,170
6.38%, 02/01/24 (Call 02/01/21)(b)	235	241,601
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 11/01/21)(b)	260	262,179
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 10/15/21)(b)(e)	225	229,543
8.00%, 02/01/26 (Call 02/01/23)(b)	395	389,877
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(b)	125	131,520
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/21)(b)	525	540,771
8.63%, 07/01/25 (Call 07/01/22)(b)	225	243,448
SeaWorld Parks & Entertainment Inc.
8.75%, 05/01/25 (Call 05/01/22)(b)	100	108,026
9.50%, 08/01/25 (Call 02/01/22)(b)	185	199,907
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 07/31/21)(b)	425	422,144
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(b)	300	323,406
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	290	309,241
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 04/15/22)(b)	235	252,517
		10,497,033
Environmental Control — 0.1%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 07/01/21)	175	182,101

Security	Par (000)	Value

Environmental Control (continued)
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(b)	$230	$235,272
4.25%, 06/01/25 (Call 06/01/22)(b)	205	211,419
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	50	50,015
2.50%, 08/15/24 (Call 07/15/24)	801	852,144
3.20%, 03/15/25 (Call 12/15/24)	17	18,555
4.75%, 05/15/23 (Call 02/15/23)	48	52,205
Stericycle Inc., 5.38%, 07/15/24 (Call 06/07/21)(b)	200	207,910
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(b)	200	218,834
Tuspark Forward Ltd., 6.95%, 06/18/22(d)	200	142,370
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	309	321,654
2.90%, 09/15/22 (Call 06/15/22)	145	150,053
3.13%, 03/01/25 (Call 12/01/24)	125	136,446
3.50%, 05/15/24 (Call 02/15/24)	309	337,054
		3,116,032
Food — 0.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(b)	350	359,247
5.75%, 03/15/25 (Call 09/15/21)	82	84,726
Arcor SAIC, 6.00%, 07/06/23 (Call 07/06/21)(d)	400	373,844
B&G Foods Inc., 5.25%, 04/01/25 (Call 04/01/21)	400	410,740
Blossom Joy Ltd., 3.10%, (Call 07/21/25)(a)(d)(f)	600	604,638
Campbell Soup Co.
2.50%, 08/02/22	284	292,849
3.30%, 03/19/25 (Call 12/19/24)	147	160,265
3.65%, 03/15/23 (Call 02/15/23)	918	977,734
3.95%, 03/15/25 (Call 01/15/25)	172	193,204
China Mengniu Dairy Co. Ltd., 4.25%, 08/07/23(d)	400	428,552
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 04/15/21)(b)	200	207,352
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	70	73,403
4.30%, 05/01/24 (Call 04/01/24)	983	1,093,853
Danone SA, 2.59%, 11/02/23 (Call 09/02/23)(b)	510	536,296
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(b)	205	231,304
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 06/15/21)(b)	125	128,856
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	39	40,227
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/01/21)(b)	175	180,430
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	454	470,448
3.65%, 02/15/24 (Call 11/15/23)	88	95,526
3.70%, 10/17/23 (Call 09/17/23)	765	830,729
4.00%, 04/17/25 (Call 02/17/25)	170	191,367
Grupo Bimbo SAB de CV, 5.95%, (Call 04/17/23)(a)(d)(f)	400	427,640
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	140	141,639
2.05%, 11/15/24 (Call 10/15/24)	415	438,780
3.38%, 05/15/23 (Call 04/15/23)	539	575,296
Ingles Markets Inc., 5.75%, 06/15/23 (Call 06/15/21)	144	145,778
JBS USA LUX SA/JBS USA Finance Inc., 5.75%, 06/15/25 (Call 06/15/21)(b)	475	489,174
JGSH Philippines Ltd., 4.38%, 01/23/23(d)	400	423,080

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
JM Smucker Co. (The)
3.00%, 03/15/22	$58	$59,685
3.50%, 03/15/25	1,130	1,253,599
Kellogg Co., 2.65%, 12/01/23	481	510,716
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)	700	763,987
4.00%, 06/15/23 (Call 05/15/23)	100	107,190
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	276	285,514
3.40%, 04/15/22 (Call 01/15/22)	228	234,623
3.85%, 08/01/23 (Call 05/01/23)	353	380,308
4.00%, 02/01/24 (Call 11/01/23)	335	367,140
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(b)	350	364,312
MARB BondCo PLC
6.88%, 01/19/25 (Call 01/19/22)(d)	600	621,486
7.00%, 03/15/24 (Call 03/15/21)(d)	200	204,554
Mars Inc., 2.70%, 04/01/25 (Call 03/01/25)(b)	44	47,432
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	449	463,871
3.15%, 08/15/24 (Call 06/15/24)	169	183,154
Mondelez International Holdings Netherlands BV
2.13%, 09/19/22(b)	280	288,070
2.25%, 09/19/24 (Call 08/19/24)(b)	250	263,965
Mondelez International Inc.
0.63%, 07/01/22	201	201,868
1.50%, 05/04/25 (Call 04/04/25)	526	543,384
2.13%, 04/13/23 (Call 03/13/23)	54	55,954
4.00%, 02/01/24 (Call 11/01/23)	70	76,406
Nestle Holdings Inc.
0.38%, 01/15/24(b)	150	149,895
2.25%, 05/10/22(d)	77	78,895
2.38%, 11/17/22(d)	165	171,277
3.13%, 03/22/23(d)	111	117,547
3.35%, 09/24/23 (Call 08/24/23)(b)	855	920,194
Pilgrim’s Pride Corp., 5.75%, 03/15/25 (Call 03/15/21)(b)	415	424,184
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/21)(b)	275	282,909
7.75%, 01/15/24 (Call 01/15/22)(b)	100	104,299
Sysco Corp.
2.60%, 06/12/22	275	283,146
3.55%, 03/15/25 (Call 01/15/25)	358	395,132
5.65%, 04/01/25 (Call 03/01/25)	358	424,559
TreeHouse Foods Inc., 6.00%, 02/15/24 (Call 02/15/21)(b)	275	280,291
Tyson Foods Inc.
3.90%, 09/28/23 (Call 08/28/23)	174	189,406
3.95%, 08/15/24 (Call 05/15/24)	35	38,807
4.50%, 06/15/22 (Call 03/15/22)	711	743,095
U.S. Foods Inc.
5.88%, 06/15/24 (Call 06/15/21)(b)	50	50,744
6.25%, 04/15/25 (Call 04/15/22)(b)	560	595,795
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(d)	200	217,050
		23,351,420

Security	Par (000)	Value

Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/21)(b)	$265	$272,256
6.38%, 05/01/25 (Call 05/01/22)(b)	650	691,255
		963,511
Forest Products & Paper — 0.1%
Clearwater Paper Corp., 5.38%, 02/01/25(b)	137	150,488
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	120	123,823
Georgia-Pacific LLC
1.75%, 09/30/25 (Call 08/30/25)(b)	217	225,413
3.60%, 03/01/25 (Call 12/01/24)(b)	22	24,272
3.73%, 07/15/23 (Call 04/15/23)(b)	394	422,443
8.00%, 01/15/24	329	402,232
Inversiones CMPC SA, 4.75%, 09/15/24 (Call 06/15/24)(d)	600	661,506
Mercer International Inc., 6.50%, 02/01/24 (Call 02/01/21)	100	101,729
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 02/18/21)	159	159,196
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	15	15,707
		2,286,809
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	250	274,728
5.63%, 05/20/24 (Call 03/20/24)	305	335,253
APT Pipelines Ltd.
3.88%, 10/11/22(b)	18	18,881
4.20%, 03/23/25 (Call 12/23/24)(b)	295	327,270
Beijing Gas Singapore Capital Corp., 2.75%, 05/31/22(d)	300	305,061
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)	432	459,864
China Resources Gas Group Ltd., 4.50%, 04/05/22(b)	400	415,032
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	117	125,917
3.60%, 12/15/24 (Call 09/15/24)	294	324,161
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(b)	889	904,157
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	690	735,050
Korea Gas Corp.
2.75%, 07/20/22(d)	200	206,790
3.50%, 07/21/25(d)	200	223,794
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	63	66,211
5.20%, 07/15/25 (Call 04/15/25)	20	22,657
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	1,182	1,183,868
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(d)	400	441,176
Rockpoint Gas Storage Canada Ltd., 7.00%,
03/31/23 (Call 03/31/21)(b)	155	152,360
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	200	218,206
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	177	185,795
Talent Yield Investments Ltd., 4.50%, 04/25/22(b)	200	207,266
		7,133,497

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 02/15/21)(b)	$150	$147,387
Stanley Black & Decker Inc., 4.00%, 03/15/60 (Call 03/15/25)(a)	500	530,835
		678,222
Health Care - Products — 0.2%
Abbott Laboratories
2.55%, 03/15/22	429	439,901
2.95%, 03/15/25 (Call 12/15/24)	1,223	1,333,192
3.40%, 11/30/23 (Call 09/30/23)	368	397,661
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	274	285,771
3.45%, 03/01/24 (Call 02/01/24)	686	742,719
3.85%, 05/15/25	83	93,001
DH Europe Finance II Sarl
2.05%, 11/15/22	389	400,713
2.20%, 11/15/24 (Call 10/15/24)	288	305,053
Fresenius U.S. Finance II Inc., 4.50%, 01/15/23 (Call 10/17/22)(b)	50	52,978
Hill-Rom Holdings Inc., 5.00%, 02/15/25 (Call 02/15/21)(b)	67	68,903
Medtronic Inc., 3.50%, 03/15/25.	676	753,402
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(b)	200	214,408
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	199	201,909
3.38%, 05/15/24 (Call 02/15/24)	205	222,550
3.38%, 11/01/25 (Call 08/01/25)	500	556,355
Thermo Fisher Scientific Inc., 4.13%, 03/25/25 (Call 02/25/25)	335	378,764
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	401	411,799
3.55%, 04/01/25 (Call 01/01/25)	315	347,306
3.70%, 03/19/23 (Call 02/19/23)	418	444,522
		7,650,907
Health Care - Services — 0.7%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/21)	250	250,695
6.50%, 03/01/24 (Call 03/01/21)	330	336,514
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	677	701,399
2.80%, 06/15/23 (Call 04/15/23)	535	562,670
3.50%, 11/15/24 (Call 08/15/24)	379	416,176
Air Methods Corp., 8.00%, 05/15/25 (Call 05/15/21)(b)	175	158,804
Akumin Inc., 7.00%, 11/01/25 (Call 10/23/22)(b)	210	222,537
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)	846	897,361
2.95%, 12/01/22 (Call 11/01/22)	485	506,442
3.13%, 05/15/22	377	390,165
3.30%, 01/15/23	690	728,198
3.35%, 12/01/24 (Call 10/01/24)	188	206,526
3.50%, 08/15/24 (Call 05/15/24)	805	880,960
Centene Corp. 4.75%, 01/15/25 (Call 01/15/22)	890	912,637
CHS/Community Health Systems Inc.
6.63%, 02/15/25 (Call 02/15/22)(b)	725	763,186
8.13%, 06/30/24 (Call 06/30/21)(b)	525	552,499
8.63%, 01/15/24 (Call 01/15/22)(b)	425	443,793

Security	Par (000)	Value

Health Care - Services (continued)
9.88%, 06/30/23 (Call 06/30/21)(b)(c)	$700	$752,003
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	142	145,347
2.76%, 10/01/24 (Call 07/01/24)	332	355,944
2.95%, 11/01/22	105	109,440
Encompass Health Corp.
5.13%, 03/15/23 (Call 03/15/21)	50	50,141
5.75%, 09/15/25 (Call 09/15/21)	175	180,857
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	30	33,665
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(b)	265	273,769
HCA Inc.
4.75%, 05/01/23	991	1,079,724
5.00%, 03/15/24	519	584,358
5.25%, 04/15/25	1,086	1,266,026
5.38%, 02/01/25	1,140	1,278,989
5.88%, 05/01/23	500	545,730
8.36%, 04/15/24(e)	175	205,170
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(b)	47	48,090
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	189	197,250
3.15%, 12/01/22 (Call 09/01/22)	368	383,703
3.85%, 10/01/24 (Call 07/01/24)	153	169,125
4.50%, 04/01/25 (Call 03/01/25)	1,122	1,285,834
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	300	318,351
3.20%, 02/01/22	253	259,993
3.25%, 09/01/24 (Call 07/01/24)	325	353,379
3.60%, 02/01/25 (Call 11/01/24)	631	694,674
3.75%, 08/23/22 (Call 05/23/22)	160	166,952
4.00%, 11/01/23 (Call 08/01/23)	14	15,208
Legacy LifePoint Health LLC, 6.75%, 04/15/25 (Call 04/15/22)(b)	265	282,975
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	200	220,502
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/22)(b)	210	223,280
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	250	264,608
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	100	102,149
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/15/22)(b)	310	333,656
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	160	176,581
4.25%, 04/01/24 (Call 01/01/24)	10	11,043
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(b)	365	378,658
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	141	150,560
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 07/01/21)(b)	150	154,628
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	107	108,833
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/21)	790	803,833
4.63%, 09/01/24 (Call 09/01/21)(b)	241	248,355
4.88%, 01/01/26 (Call 03/01/22)(b)	875	912,949
5.13%, 05/01/25 (Call 05/01/21)	600	607,710

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
6.75%, 06/15/23	$775	$839,224
7.00%, 08/01/25 (Call 08/01/21)	200	207,214
7.50%, 04/01/25 (Call 04/01/22)(b)	295	318,865
UnitedHealth Group Inc.
2.38%, 10/15/22	325	336,518
2.38%, 08/15/24	562	598,080
2.75%, 02/15/23 (Call 11/15/22)	703	733,841
2.88%, 03/15/22 (Call 12/15/21)	719	735,278
2.88%, 03/15/23	717	755,166
3.35%, 07/15/22	962	1,003,789
3.50%, 06/15/23	557	598,218
3.50%, 02/15/24	537	585,518
3.75%, 07/15/25	124	140,384
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/21)(b)	216	222,476
		31,739,175
Holding Companies - Diversified — 0.4%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(d)	200	217,122
Amipeace Ltd., 2.50%, 12/05/24(d)	400	419,480
Apollo Investment Corp., 5.25%, 03/03/25	100	101,831
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	406	429,288
3.50%, 02/10/23 (Call 01/10/23)	354	372,008
4.20%, 06/10/24 (Call 05/10/24)	222	240,355
4.25%, 03/01/25 (Call 01/01/25)	380	411,825
Beijing State-Owned Assets Management Hong Kong Co. Ltd., 4.13%, 05/26/25(d)	600	646,470
China Taiping New Horizon Ltd., 6.00%, 10/18/23(d)	200	222,908
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(a)(b)(f)	200	203,424
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	200	208,770
CK Hutchison International 17 Ltd., 2.88%, 04/05/22(b)	1,050	1,077,678
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(b)	760	817,220
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	200	199,940
FS KKR Capital Corp.
4.13%, 02/01/25 (Call 01/01/25)	55	57,240
4.63%, 07/15/24 (Call 06/15/24)	460	487,145
4.75%, 05/15/22 (Call 04/15/22)	86	89,203
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	156	165,831
Golub Capital BDC Inc., 3.38%, 04/15/24 (Call 03/15/24)	10	10,301
Guohui International Bvi Co. Ltd., 4.37%, 07/09/22(d)	800	821,312
Haiguo Xintai Capital Ltd., 4.30%, 10/08/22(d)	200	138,010
Huarong Finance 2017 Co. Ltd.
1.36%, 11/07/22(a)(d)	400	396,140
1.56%, 07/03/23,
(3 mo. LIBOR US + 1.325%)(a)(d)	200	198,224
3.75%, 04/27/22(d)	1,200	1,231,236
4.00%, (Call 11/07/22)(a)(d)(f)	400	408,500
Huarong Finance 2019 Co. Ltd.
2.50%, 02/24/23 (Call 01/24/23)(d)	300	304,743
3.25%, 11/13/24 (Call 10/13/24)(d)	400	420,264
3.38%, 05/29/22(d)	600	613,404
3.75%, 05/29/24(d)	600	637,122

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(b)	$200	$209,264
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	520	549,224
6.25%, 02/01/22 (Call 02/01/21)	450	450,868
6.38%, 12/15/25 (Call 12/15/21)	325	335,641
6.75%, 02/01/24 (Call 02/01/21)	175	178,603
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(d)	400	413,276
6.50%, 03/11/25 (Call 12/11/24)(d)	200	217,826
Main Street Capital Corp., 5.20%, 05/01/24.	225	243,747
MDGH-GMTN BV
2.50%, 11/07/24 (Call 10/07/24)(d)	1,000	1,056,210
2.75%, 05/11/23(d)	400	417,700
3.00%, 04/19/24(d)	400	426,104
5.50%, 03/01/22(b)(e)	200	210,998
Mumtalakat Sukuk Holding Co., 5.63%, 02/27/24(d)	400	429,212
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	300	312,801
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	345	357,913
4.00%, 03/30/25 (Call 02/28/25)	110	115,414
5.25%, 04/15/24 (Call 03/15/24)	70	76,175
Prospect Capital Corp., 5.88%, 03/15/23	14	14,745
Rongshi International Finance Ltd., 2.88%, 05/04/22(d)	400	408,740
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	125	132,113
Stena AB, 7.00%, 02/01/24(b)	200	194,238
Stena International SA, 6.13%, 02/01/25 (Call 02/01/22)(b)	200	196,654
Swire Pacific MTN Financing Ltd.
4.50%, 02/28/22(d)	600	620,766
4.50%, 10/09/23(d)	200	217,602
Temasek Financial I Ltd., 2.38%, 01/23/23(b)	500	519,795
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(b)	265	272,735
Xi Yang Overseas Ltd., 4.30%, 06/05/24(d)	400	421,696
Zhongyuan Sincere Investment Co. Ltd., 4.25%, 06/28/24(d)	400	417,428
		20,964,482
Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25 (Call 02/15/22)(b)	105	111,039
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 08/01/25 (Call 08/01/21)(b)	100	104,077
Beazer Homes USA Inc., 6.75%, 03/15/25 (Call 03/15/21)	150	154,916
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.38%, 05/15/25 (Call 05/15/21)(b)	200	205,970
Century Communities Inc., 5.88%, 07/15/25 (Call 07/15/21)	195	203,030
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	410	435,719
4.38%, 09/15/22 (Call 06/15/22)	104	109,450
4.75%, 02/15/23 (Call 11/15/22)	71	76,214
5.75%, 08/15/23 (Call 05/15/23)	165	184,066

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(b)	$200	$211,266
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(b)	155	162,834
KB Home
7.00%, 12/15/21 (Call 09/15/21)	170	176,011
7.50%, 09/15/22	150	163,519
7.63%, 05/15/23 (Call 11/15/22)	160	176,672
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	285	314,247
4.75%, 11/15/22 (Call 08/15/22)	205	217,370
4.75%, 05/30/25 (Call 02/28/25)	225	256,500
4.88%, 12/15/23 (Call 09/15/23)	150	165,367
5.88%, 11/15/24 (Call 05/15/24)	225	259,929
M/I Homes Inc., 5.63%, 08/01/25 (Call 08/01/21)	125	129,911
MDC Holdings Inc., 5.50%, 01/15/24 (Call 10/15/23)	125	137,621
Meritage Homes Corp.
6.00%, 06/01/25 (Call 03/01/25)	200	227,448
7.00%, 04/01/22	115	121,856
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(b)	30	31,009
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	260	272,368
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(b)	325	347,223
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(b)	176	190,288
5.88%, 04/15/23 (Call 01/15/23)(b)	125	132,983
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	158	167,151
5.63%, 01/15/24 (Call 10/15/23)	150	166,239
5.88%, 02/15/22 (Call 11/15/21)	150	155,970
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	200	218,944
		5,987,207
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.40%, 08/15/22 (Call 05/15/22)	62	63,919
3.80%, 11/15/24 (Call 08/15/24)	19	20,638
Panasonic Corp.
2.54%, 07/19/22 (Call 06/19/22)(b)	220	226,138
2.68%, 07/19/24 (Call 06/19/24)(b)	265	282,848
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 10/15/21)	47	47,669
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(a)(d)(f)	400	403,884
Whirlpool Corp.
4.00%, 03/01/24	142	156,167
4.70%, 06/01/22	81	85,363
		1,286,626
Household Products & Wares — 0.1%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 12/15/21)(b)	200	205,364
Church & Dwight Co. Inc., 2.45%, 08/01/22 (Call 07/01/22)	387	398,173
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	69	71,510
3.50%, 12/15/24 (Call 09/15/24)	26	28,759
Security	Par (000)	Value

Household Products & Wares (continued)
Kimberly-Clark Corp.
2.40%, 03/01/22	$89	$91,059
2.40%, 06/01/23	40	41,922
3.05%, 08/15/25	12	13,272
Prestige Brands Inc., 6.38%, 03/01/24 (Call 03/01/21)(b)	255	260,120
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (Call 05/24/22)(b)	1,005	1,031,019
2.75%, 06/26/24 (Call 04/26/24)(b)	505	539,466
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/21)	400	412,928
6.13%, 12/15/24 (Call 12/15/21)	115	117,562
		3,211,154
Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(b)	100	102,987
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(b)	280	300,182
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)	56	57,681
4.00%, 12/01/24 (Call 09/01/24)	100	106,041
4.35%, 04/01/23 (Call 02/01/23)	625	658,488
4.88%, 06/01/25 (Call 05/01/25)	235	258,791
		1,484,170
Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/21)(b)	400	412,344
8.13%, 02/15/24 (Call 02/15/21)(b)	460	479,578
Aflac Inc.
3.25%, 03/17/25	67	73,703
3.63%, 06/15/23	403	433,797
3.63%, 11/15/24	217	241,768
AIA Group Ltd.
3.13%, 03/13/23(d)	400	419,588
3.20%, 03/11/25 (Call 12/11/24)(b)	200	215,788
Alleghany Corp., 4.95%, 06/27/22.	150	159,008
Allstate Corp. (The)
3.15%, 06/15/23	585	623,862
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	500	535,410
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	707	753,542
3.75%, 07/10/25 (Call 04/10/25)	139	154,859
4.13%, 02/15/24	789	871,837
4.88%, 06/01/22	855	904,496
Aon Corp., 2.20%, 11/15/22	625	646,387
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	297	323,207
4.00%, 11/27/23 (Call 08/27/23)	347	378,067
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	335	365,756
Assurant Inc.
4.00%, 03/15/23	292	312,598
4.20%, 09/27/23 (Call 08/27/23)	224	244,364
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	432	490,856
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/21)(b)	200	206,010
Athene Global Funding
2.50%, 01/14/25(b)	550	578,066
2.75%, 06/25/24(b)	154	163,277

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.80%, 05/26/23(b)	$500	$523,335
3.00%, 07/01/22(b)	642	663,789
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	481	498,177
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	1,214	1,271,592
3.00%, 02/11/23	326	343,588
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	241	269,744
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22(d)	600	610,542
Cloverie PLC for Swiss Re Corporate Solutions Ltd., 4.50%, 09/11/44 (Call 09/11/24)(a)(d)	250	268,278
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	392	431,600
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	257	299,133
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	160	165,810
Equitable Financial Life Global Funding
0.50%, 11/17/23(b)	20	20,058
1.40%, 07/07/25(b)	65	66,314
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	392	420,922
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	230	268,155
Fidelity National Financial Inc., 5.50%, 09/01/22	258	277,515
First American Financial Corp., 4.60%, 11/15/24	25	27,755
Five Corners Funding Trust, 4.42%, 11/15/23(b)	745	824,894
Genworth Holdings Inc.
4.80%, 02/15/24(e)	250	234,193
4.90%, 08/15/23	110	103,694
7.63%, 09/24/21	150	150,030
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	28	27,983
Guardian Life Global Funding
1.10%, 06/23/25(b)	172	173,536
2.50%, 05/08/22(b)	63	64,754
2.90%, 05/06/24(b)	380	409,241
3.40%, 04/25/23(b)	80	85,394
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(d)(f)	380	395,105
Heungkuk Life Insurance Co. Ltd., 4.48%, (Call 11/09/22)(a)(d)(f)	300	303,480
Jackson National Life Global Funding
2.38%, 09/15/22(b)	78	80,569
2.50%, 06/27/22(b)	62	63,910
2.65%, 06/21/24(b)	200	213,528
3.25%, 01/30/24(b)	70	75,504
3.30%, 02/01/22(b)	268	276,008
3.88%, 06/11/25(b)	500	561,915
Liberty Mutual Group Inc.
4.25%, 06/15/23(b)	546	594,119
4.95%, 05/01/22(b)	37	39,008
Lincoln National Corp.
3.35%, 03/09/25	56	61,414
4.00%, 09/01/23	555	604,600
4.20%, 03/15/22	354	368,822
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	285	297,805
Markel Corp., 4.90%, 07/01/22	122	129,390
Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	$62	$65,453
3.50%, 06/03/24 (Call 03/03/24)	254	276,527
3.50%, 03/10/25 (Call 12/10/24)	308	340,010
3.88%, 03/15/24 (Call 02/15/24)	945	1,039,216
MassMutual Global Funding II
0.85%, 06/09/23(b)	5	5,058
2.50%, 04/13/22(b)	525	538,923
2.50%, 10/17/22(b)	265	275,083
2.75%, 06/22/24(b)	350	376,327
2.95%, 01/11/25(b)	500	543,630
Met Tower Global Funding, 0.55%, 07/13/22(b)	129	129,475
MetLife Inc.
3.00%, 03/01/25	170	185,956
3.05%, 12/15/22	369	386,952
3.60%, 04/10/24	204	223,900
Series D, 4.37%, 09/15/23	273	301,223
Metropolitan Life Global Funding I
0.90%, 06/08/23(b)	500	506,450
0.95%, 07/02/25(b)	500	504,575
1.95%, 01/13/23(b)	500	515,860
2.40%, 06/17/22(b)	495	509,266
2.65%, 04/08/22(b)	290	298,108
3.60%, 01/11/24(b)	610	665,589
3.88%, 04/11/22(b)	510	531,894
MGIC Investment Corp., 5.75%, 08/15/23	155	167,885
New York Life Global Funding
0.40%, 10/21/23(b)	100	100,148
0.95%, 06/24/25(b)	20	20,180
1.10%, 05/05/23(b)	124	126,181
2.00%, 01/22/25(b)	710	746,856
2.25%, 07/12/22(b)	279	287,133
2.30%, 06/10/22(b)	536	550,622
2.88%, 04/10/24(b)	414	445,849
2.90%, 01/17/24(b)	474	508,659
Nippon Life Insurance Co., 5.10%, 10/16/44 (Call 10/16/24)(a)(b)	1,100	1,226,797
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	185	208,160
Pricoa Global Funding I
0.80%, 09/01/25(b)	700	699,258
2.40%, 09/23/24(b)	700	746,291
2.45%, 09/21/22(b)	505	522,741
3.45%, 09/01/23(b)	400	431,308
Primerica Inc., 4.75%, 07/15/22	172	182,189
Principal Financial Group Inc.
3.13%, 05/15/23	45	47,768
3.30%, 09/15/22	60	62,794
3.40%, 05/15/25 (Call 02/15/25)	10	11,022
Principal Life Global Funding II
1.25%, 06/23/25(b)	500	509,155
2.25%, 11/21/24(b)	565	599,968
Protective Life Global Funding
1.17%, 07/15/25(b)	500	505,625
2.62%, 08/22/22(b)	500	517,570
Prudential Financial Inc.
3.50%, 05/15/24	639	701,341
5.20%, 03/15/44 (Call 03/15/24)(a)	200	213,720
5.38%, 05/15/45 (Call 05/15/25)(a)	300	329,484
5.63%, 06/15/43 (Call 06/15/23)(a)	448	482,742

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.88%, 09/15/42 (Call 09/15/22)(a)	$618	$655,859
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	165	173,606
6.63%, 03/15/25 (Call 09/15/24)	275	310,379
Reinsurance Group of America Inc., 4.70%, 09/15/23	15	16,581
Reliance Standard Life Global Funding II
2.15%, 01/21/23(b)	60	61,708
2.63%, 07/22/22(b)	55	56,660
3.85%, 09/19/23(b)	828	897,105
Swiss Re Finance Luxembourg SA, 4.25%, (Call 09/04/24)(a)(d)(f)	400	417,924
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24)(a)(b)	10	10,595
Unum Group, 4.00%, 03/15/24.	455	495,622
USI Inc./NY, 6.88%, 05/01/25 (Call 05/01/21)(b)	239	243,651
Vigorous Champion International Ltd.
2.75%, 06/02/25(d)	600	619,782
4.38%, 09/10/23(d)	200	213,984
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	38	41,023
5.65%, 05/15/53 (Call 05/15/23)(a)	185	196,063
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	588	641,279
WR Berkley Corp., 4.63%, 03/15/22	88	91,968
XLIT Ltd., 4.45%, 03/31/25	91	103,659
ZhongAn Online P&C Insurance Co. Ltd., 3.13%, 07/16/25 (Call 04/16/25)(d)	200	200,592
		47,172,332
Internet — 0.5%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	250	260,960
3.60%, 11/28/24 (Call 08/28/24)	530	578,750
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	920	916,743
3.38%, 02/25/24	343	374,700
Amazon.com Inc.
0.40%, 06/03/23	157	157,506
0.80%, 06/03/25 (Call 05/03/25)	142	143,302
2.40%, 02/22/23 (Call 01/22/23)	1,189	1,239,105
2.50%, 11/29/22 (Call 08/29/22)	674	697,907
2.80%, 08/22/24 (Call 06/22/24)	1,084	1,170,091
3.80%, 12/05/24 (Call 09/05/24)	185	207,133
Baidu Inc.
2.88%, 07/06/22	440	451,603
3.08%, 04/07/25 (Call 03/07/25)	285	303,340
3.50%, 11/28/22	205	214,239
3.88%, 09/29/23 (Call 08/29/23)	250	268,065
4.13%, 06/30/25	800	889,664
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	200	209,360
3.65%, 03/15/25 (Call 12/15/24)	96	106,159
4.10%, 04/13/25 (Call 03/13/25)	1,046	1,180,871
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(b)	225	231,030
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	574	595,307
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	248	258,619
2.60%, 07/15/22 (Call 04/15/22)	713	731,830
Security	Par (000)	Value

Internet (continued)
2.75%, 01/30/23 (Call 12/30/22)	$1,024	$1,067,960
3.45%, 08/01/24 (Call 05/01/24)	144	156,735
3.80%, 03/09/22 (Call 02/09/22)	379	391,973
EIG Investors Corp., 10.88%, 02/01/24 (Call 02/01/21)	125	128,399
Expedia Group Inc.
3.60%, 12/15/23 (Call 11/15/23)(b)	100	106,441
4.50%, 08/15/24 (Call 05/15/24)	460	501,212
6.25%, 05/01/25 (Call 02/01/25)(b)	628	725,729
7.00%, 05/01/25 (Call 05/01/22)(b)	530	581,839
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	195	211,807
5.50%, 02/15/22	275	288,140
5.75%, 03/01/24	150	170,612
5.88%, 02/15/25	430	502,739
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	150	153,828
5.00%, 04/15/25 (Call 04/15/21)(b)	445	452,961
Prosus NV, 5.50%, 07/21/25 (Call 04/21/25)(d)	400	460,008
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	758	778,117
3.63%, 04/01/25 (Call 01/01/25)	10	11,103
3.75%, 04/01/24 (Call 03/01/24)	76	83,321
Tencent Holdings Ltd.
1.13%, 04/11/24,
(3 mo. LIBOR US + 0.910%)(a)(d)	400	400,088
1.81%, 01/26/26 (Call 12/26/25)(d)	600	609,432
2.99%, 01/19/23 (Call 12/19/22)(d)	800	830,968
3.28%, 04/11/24 (Call 03/11/24)(d)	600	639,504
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(b)	230	248,064
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/22)(b)	460	492,780
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	300	340,095
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	500	524,730
		22,044,869
Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(d)	400	428,756
Allegheny Ludlum LLC, 6.95%, 12/15/25	50	54,451
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	340	372,467
ArcelorMittal SA
3.60%, 07/16/24	427	458,414
6.13%, 06/01/25	250	295,653
Carpenter Technology Corp., 4.45%, 03/01/23 (Call 12/01/22)	148	154,176
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/22)(b)	270	275,905
5.75%, 03/01/25 (Call 03/01/21)	100	102,090
9.88%, 10/17/25 (Call 10/17/22)(b)	542	637,007
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)	175	184,877
CSN Resources SA, 7.63%, 02/13/23 (Call 02/13/21)(d)	400	416,080
Evraz PLC
5.25%, 04/02/24(d)	200	218,118
5.38%, 03/20/23(d)	200	213,646
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(d)	178	199,472
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(b)	99	105,652

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
JSW Steel Ltd.
5.25%, 04/13/22(d)	$200	$205,166
5.95%, 04/18/24(d)	200	212,414
Metalloinvest Finance DAC, 4.85%, 05/02/24(d)	200	216,814
MMK International Capital DAC, 4.38%, 06/13/24(d)	600	647,058
Novolipetsk Steel Via Steel Funding DAC, 4.50%, 06/15/23(d)	200	213,100
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	91	95,566
4.00%, 08/01/23 (Call 05/01/23)	437	471,165
4.13%, 09/15/22 (Call 06/15/22)	360	378,166
POSCO
2.50%, 01/17/25(d)	200	210,004
2.75%, 07/15/24(d)	400	424,876
4.00%, 08/01/23(d)	200	216,012
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	67	67,920
4.50%, 04/15/23 (Call 01/15/23)	191	205,713
Severstal OAO Via Steel Capital SA
3.15%, 09/16/24(d)	600	624,822
5.90%, 10/17/22(d)	200	214,868
Shandong Iron And Steel Xinheng International Co. Ltd., 6.85%, 09/25/22(d)	200	207,744
Shougang Group Co. Ltd., 4.00%, 05/23/24(d)	600	639,228
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	235	249,821
2.80%, 12/15/24 (Call 11/15/24)	230	247,135
U.S. Steel Corp., 6.88%, 08/15/25 (Call 08/15/21)	350	345,852
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(b)	530	616,681
		10,826,889
Leisure Time — 0.1%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(b)	85	89,906
11.50%, 04/01/23 (Call 01/01/23)(b)	1,633	1,851,887
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 09/15/21)(b)(e)	175	161,154
King Power Capital Ltd., 5.63%, 11/03/24(d)	200	228,384
Life Time Inc., 5.75%, 01/15/26 (Call 01/15/23)(b)	382	385,843
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(b)	200	178,598
5.88%, 03/15/26 (Call 12/15/25)(b)	90	88,942
12.25%, 05/15/24 (Call 02/15/24)(b)	310	360,567
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	304	299,452
9.13%, 06/15/23 (Call 03/15/23)(b)	425	458,358
10.88%, 06/01/23 (Call 03/01/23)(b)	400	451,148
11.50%, 06/01/25 (Call 06/01/22)(b)	1,000	1,152,340
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 02/01/21)(b)	260	268,307
Sunny Express Enterprises Corp., 2.63%, 04/23/25(d)	400	415,516
Viking Cruises Ltd.
6.25%, 05/15/25 (Call 05/15/21)(b)	75	73,386
13.00%, 05/15/25 (Call 05/15/22)(b)	320	372,637
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 10/01/21)	200	203,526
		7,039,951
Lodging — 0.3%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/21)(b)	125	109,975
Security	Par (000)	Value

Lodging (continued)
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(b)	$290	$319,974
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/21)(b)	175	179,876
10.75%, 09/01/24 (Call 09/01/21)(b)	230	236,923
Fortune Star BVI Ltd.
5.25%, 03/23/22 (Call 03/02/21)(d)	800	811,720
6.85%, 07/02/24 (Call 07/02/23)(d)	400	424,816
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/01/22)(b)	260	274,141
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	180	188,212
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	530	554,703
5.38%, 04/23/25 (Call 03/23/25)	35	39,459
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	107	110,973
3.20%, 08/08/24 (Call 07/08/24)	735	772,816
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	515	549,237
3.75%, 03/15/25 (Call 12/15/24)	91	98,092
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	711	825,016
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	116	125,210
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(b)	205	216,293
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 06/06/21)(d)	400	411,100
MGM China Holdings Ltd.
5.25%, 06/18/25 (Call 06/16/22)(b)	200	207,610
5.38%, 05/15/24 (Call 05/15/21)(b)	400	411,640
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)	300	328,464
6.00%, 03/15/23	555	592,812
6.75%, 05/01/25 (Call 05/01/22)	350	374,472
7.75%, 03/15/22	415	440,937
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	680	727,573
Station Casinos LLC, 5.00%, 10/01/25 (Call 10/01/21)(b)	225	226,454
Studio City Finance Ltd. 6.00%, 07/15/25 (Call 07/15/22)(b)	400	419,768
7.25%, 02/11/24 (Call 02/11/21)(d)	400	415,036
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/15/21)(b)	100	97,407
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(b)	250	266,692
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	150	154,313
4.25%, 03/01/22 (Call 12/01/21)	150	152,405
5.65%, 04/01/24 (Call 02/01/24)	150	159,578
6.60%, 10/01/25 (Call 07/01/25)	150	166,823
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(b)	225	226,775
5.50%, 03/01/25 (Call 12/01/24)(b)	725	746,757
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/21)(b)	200	201,558
5.50%, 01/15/26 (Call 06/15/22)(b)	201	207,524
		12,773,134

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 0.4%
ABB Finance USA Inc., 2.88%, 05/08/22	$760	$784,464
Caterpillar Financial Services Corp.
0.65%, 07/07/23	253	254,784
0.95%, 05/13/22	247	249,146
1.45%, 05/15/25	57	58,741
1.90%, 09/06/22	149	152,853
1.95%, 11/18/22	200	205,826
2.15%, 11/08/24	279	295,472
2.40%, 06/06/22	270	277,617
2.55%, 11/29/22	155	161,318
2.63%, 03/01/23	10	10,477
2.85%, 06/01/22	195	201,605
2.85%, 05/17/24	343	369,679
2.95%, 02/26/22	490	504,146
3.30%, 06/09/24	565	617,104
3.45%, 05/15/23	288	308,212
3.65%, 12/07/23	841	918,406
3.75%, 11/24/23	85	92,968
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	248	254,582
3.40%, 05/15/24 (Call 02/15/24)	825	898,252
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/21)(b)	185	181,885
CNH Industrial Capital LLC
1.95%, 07/02/23	352	362,314
4.20%, 01/15/24	33	36,261
4.38%, 04/05/22	358	373,322
CNH Industrial NV, 4.50%, 08/15/23.	260	283,847
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(b)	215	222,398
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	5	5,472
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	491	503,727
2.75%, 04/15/25 (Call 03/15/25)	95	103,002
Doosan Infracore Co. Ltd., 1.00%, 07/21/23(d)	400	403,348
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	25	27,490
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	126	130,353
4.00%, 11/15/23 (Call 08/15/23)	92	97,350
Husky III Holding Ltd. (13.75% PIK), 13.00%, 02/15/25 (Call 02/15/21)(b)(g)	170	184,649
John Deere Capital Corp.
0.55%, 07/05/22	110	110,483
0.70%, 07/05/23	212	213,736
0.70%, 01/15/26	1,000	997,540
1.20%, 04/06/23	106	108,095
1.95%, 06/13/22	570	582,945
2.05%, 01/09/25	668	705,221
2.15%, 09/08/22	636	655,277
2.60%, 03/07/24	467	498,354
2.65%, 06/24/24	137	146,793
2.70%, 01/06/23	85	88,967
2.75%, 03/15/22	6	6,167
2.80%, 01/27/23	97	101,817
2.80%, 03/06/23	632	665,218
2.95%, 04/01/22	262	270,172
3.35%, 06/12/24	105	114,866
3.45%, 06/07/23	359	385,092
3.45%, 01/10/24	150	163,525
3.45%, 03/13/25	32	35,612
3.65%, 10/12/23	600	654,072
Security	Par (000)	Value

Machinery (continued)
JPW Industries Holding Corp., 9.00%, 10/01/24 (Call 10/01/21)(b)	$95	$94,518
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/01/21)(b)	190	198,318
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	117	123,148
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	899	946,521
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	92	99,440
Shanghai Electric Group Global Investment Ltd., 2.30%, 02/21/25(d)	400	408,888
Tennant Co., 5.63%, 05/01/25 (Call 05/01/21)	165	171,582
Terex Corp., 5.63%, 02/01/25 (Call 02/01/21)(b)	250	256,102
Welbilt Inc., 9.50%, 02/15/24 (Call 02/15/21)	175	180,269
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	129	138,471
4.40%, 03/15/24 (Call 02/15/24)	333	365,984
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/22(b)	200	209,014
		19,227,277
Manufacturing — 0.3%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	374	384,936
2.00%, 06/26/22	395	404,721
2.00%, 02/14/25 (Call 01/14/25)	91	96,013
2.25%, 03/15/23 (Call 02/15/23)	418	434,845
2.65%, 04/15/25 (Call 03/15/25)	131	141,735
2.75%, 03/01/22 (Call 02/01/22)	130	133,193
3.00%, 08/07/25	12	13,234
3.25%, 02/14/24 (Call 01/14/24)	668	724,326
Bombardier Inc.
5.75%, 03/15/22(b)	225	230,909
6.00%, 10/15/22 (Call 03/01/21)(b)	575	570,630
6.13%, 01/15/23(b)	445	446,402
7.50%, 12/01/24 (Call 12/01/21)(b)	400	385,392
7.50%, 03/15/25 (Call 03/15/21)(b)	575	537,861
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	138	150,776
3.75%, 11/15/22 (Call 08/15/22)	30	31,379
Eaton Corp., 2.75%, 11/02/22.	865	900,768
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/21)(b)	247	250,730
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(b)	143	150,233
General Electric Co.
2.70%, 10/09/22	672	697,912
3.38%, 03/11/24	703	762,558
3.45%, 05/15/24 (Call 02/13/24)	619	671,330
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	195	210,044
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	86	93,409
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/21)(b)	200	205,502
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/21)(b)	170	176,331
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	562	601,986
3.30%, 11/21/24 (Call 08/21/24)	121	132,034
Siemens Financieringsmaatschappij NV
2.00%, 09/15/23(b)	250	260,270
2.90%, 05/27/22(b)	750	775,583
3.13%, 03/16/24(b)	250	269,840
3.25%, 05/27/25(b)	550	608,465

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Sunny Optical Technology Group Co. Ltd., 3.75%, 01/23/23(d)	$200	$207,930
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	106	116,678
4.30%, 03/01/24 (Call 12/01/23)	243	266,792
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	318	345,952
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	455	500,345
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	175	184,391
		13,075,435
Media — 0.6%
AMC Networks Inc.
4.75%, 12/15/22 (Call 02/26/21)	192	192,324
4.75%, 08/01/25 (Call 08/01/21)	375	385,665
5.00%, 04/01/24 (Call 04/01/21)	398	404,432
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(b)	15	15,076
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/23 (Call 11/01/21)(b)	200	202,060
Cengage Learning Inc., 9.50%, 06/15/24 (Call 06/15/21)(b)	250	245,540
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	1,511	1,587,124
4.50%, 02/01/24 (Call 01/01/24)	944	1,044,196
4.91%, 07/23/25 (Call 04/23/25)	1,719	1,980,890
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 02/15/21)	761	791,531
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	356	414,142
Comcast Corp.
3.00%, 02/01/24 (Call 01/01/24)	445	478,282
3.10%, 04/01/25 (Call 03/01/25)	715	783,304
3.38%, 02/15/25 (Call 11/15/24)	237	260,534
3.38%, 08/15/25 (Call 05/15/25)	361	400,706
3.60%, 03/01/24	1,077	1,180,737
3.70%, 04/15/24 (Call 03/15/24)	1,390	1,527,082
3.95%, 10/15/25 (Call 08/15/25)	100	113,979
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(b)	303	318,589
3.15%, 08/15/24 (Call 06/15/24)(b)	440	475,517
3.25%, 12/15/22(b)	681	716,051
3.85%, 02/01/25 (Call 11/01/24)(b)	34	37,745
CSC Holdings LLC
5.25%, 06/01/24	300	323,460
5.88%, 09/15/22	300	317,523
6.75%, 11/15/21	350	362,915
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	427	448,824
3.45%, 03/15/25 (Call 12/15/24)	209	228,439
3.90%, 11/15/24 (Call 08/15/24)	27	29,921
3.95%, 06/15/25 (Call 05/15/25)	72	80,479
DISH DBS Corp.
5.00%, 03/15/23	650	669,604
5.88%, 07/15/22	895	930,630
5.88%, 11/15/24	925	958,411
Entercom Media Corp., 7.25%, 11/01/24 (Call 11/01/21)(b)	150	152,838
Security	Par (000)	Value

Media (continued)
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/21)(b)	$200	$203,910
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	221	240,868
4.03%, 01/25/24 (Call 12/25/23)	869	956,013
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(b)	125	131,716
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 05/15/21)(b)(e)(i)	175	169,750
Meredith Corp., 6.50%, 07/01/25 (Call 07/01/22)(b)	125	132,973
Quebecor Media Inc., 5.75%, 01/15/23	370	397,188
Salem Media Group Inc., 6.75%, 06/01/24 (Call 06/01/21)(b)	125	122,913
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(b)	360	363,654
4.63%, 07/15/24 (Call 07/15/21)(b)	775	801,218
Sky Ltd., 3.13%, 11/26/22(b)	15	15,737
TEGNA Inc., 5.50%, 09/15/24 (Call 09/15/21)(b)(e)	48	48,960
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	195	213,470
Time Warner Entertainment Co. LP, 8.38%, 03/15/23.	574	668,331
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(b)	30	30,967
TWDC Enterprises 18 Corp.
2.13%, 09/13/22(d)	250	256,515
2.35%, 12/01/22	588	609,709
2.45%, 03/04/22	354	362,114
2.55%, 02/15/22	50	51,153
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/21)(b)	610	612,111
9.50%, 05/01/25 (Call 05/01/22)(b)	185	202,312
Urban One Inc., 8.75%, 12/15/22 (Call 02/10/21)(b)	154	154,229
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	261	285,119
3.70%, 08/15/24 (Call 05/15/24)	307	336,085
3.88%, 04/01/24 (Call 01/01/24)	122	133,192
4.75%, 05/15/25 (Call 04/15/25)	684	788,823
5.88%, 02/28/57 (Call 02/28/22)(a)	225	231,588
Videotron Ltd.
5.00%, 07/15/22	310	325,143
5.38%, 06/15/24 (Call 03/15/24)(b)	290	319,009
Walt Disney Co. (The)
1.65%, 09/01/22	208	212,341
1.75%, 08/30/24 (Call 07/30/24)	1,078	1,121,702
3.00%, 09/15/22	476	496,125
3.35%, 03/24/25	1,152	1,271,520
3.70%, 09/15/24 (Call 06/15/24)	69	76,159
		30,401,167
Metal Fabricate & Hardware — 0.1%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/21)(b)	350	357,091
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/21)(b)	113	112,951
Huayi Finance I Ltd., 3.00%, 10/30/24(d)	400	411,412
MCC Holding Hong Kong Corp. Ltd., 3.50%, (Call 01/16/23)(a)(d)(f)	500	501,155
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	771	799,951

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Zhaobing Investment BVI Ltd., 5.88%, 09/18/22(d)	$1,100	$1,105,137
		3,287,697
Mining — 0.4%
Alcoa Nederland Holding BV, 6.75%, 09/30/24 (Call 09/30/21)(b)	400	414,964
ALROSA Finance SA, 4.65%, 04/09/24 (Call 01/09/24)(d)	200	215,352
Anglo American Capital PLC, 3.63%, 09/11/24(b)	65	71,255
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	240	253,310
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(b)	483	519,336
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	409	420,088
3.85%, 09/30/23	130	141,821
Chinalco Capital Holdings Ltd.
4.10%, (Call 09/11/24)(a)(d)(f)	400	412,936
4.25%, 04/21/22(d)	200	203,660
Coeur Mining Inc., 5.88%, 06/01/24 (Call 06/01/21)	105	105,756
Compass Minerals International Inc., 4.88%,
07/15/24 (Call 05/15/24)(b)	125	130,034
Constellium SE
5.75%, 05/15/24 (Call 05/15/21)(b)	250	253,998
6.63%, 03/01/25 (Call 03/01/21)(b)	250	254,470
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 03/01/21)(b)(e)	150	125,264
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 09/01/21)(d)	700	716,002
7.50%, 04/01/25 (Call 04/01/21)(d)	650	671,820
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(b)	325	334,418
5.13%, 03/15/23 (Call 12/15/22)(b)	225	236,444
5.13%, 05/15/24 (Call 02/15/24)(b)	325	353,255
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	210	214,108
3.88%, 03/15/23 (Call 12/15/22)	688	719,400
4.55%, 11/14/24 (Call 08/14/24)	400	439,032
Glencore Finance Canada Ltd., 4.25%, 10/25/22(b)	555	589,410
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	580	594,071
3.00%, 10/27/22 (Call 09/27/22)(b)	230	239,041
4.00%, 04/16/25(b)	23	25,678
4.13%, 05/30/23(b)	610	657,848
4.13%, 03/12/24 (Call 02/12/24)(b)	631	692,119
4.63%, 04/29/24(b)	502	562,345
Hudbay Minerals Inc., 7.63%, 01/15/25 (Call 01/15/22)(b)	215	223,757
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(d)	400	441,576
5.71%, 11/15/23(d)	400	444,188
Kaiser Aluminum Corp., 6.50%, 05/01/25 (Call 05/01/22)(b)	200	213,736
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	63	71,790
Minera y Metalurgica del Boleo SAPI de CV, 3.25%, 04/17/24(d)	200	215,098
Minmetals Bounteous Finance BVI Ltd., 3.38%, (Call 09/03/24)(a)(d)(f)	500	508,290
MMC Norilsk Nickel OJSC via MMC Finance DAC
3.85%, 04/08/22 (Call 01/08/22)(d)	600	614,148
4.10%, 04/11/23 (Call 01/11/23)(d)	400	418,660
MMC Norilsk Nickel OJSC Via MMC Finance DAC 2.55%, 09/11/25 (Call 06/11/25)(d)	400	407,748
Security	Par (000)	Value

Mining (continued)
3.38%, 10/28/24 (Call 07/28/24)(b)	$300	$314,400
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/21)(b)(e)	110	99,380
New Gold Inc., 6.38%, 05/15/25 (Call 05/15/21)(b)	60	62,100
Newmont Corp.
3.50%, 03/15/22 (Call 12/15/21)	34	34,849
3.70%, 03/15/23 (Call 12/15/22)	55	57,972
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(b)	200	213,488
Petropavlovsk 2016 Ltd., 8.13%, 11/14/22 (Call 08/14/22)(d)	400	418,556
Polyus Finance PLC, 5.25%, 02/07/23(d)	200	212,716
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	490	549,094
Rusal Capital DAC, 5.13%, 02/02/22(d)	400	402,708
Southern Copper Corp.
3.50%, 11/08/22	200	210,206
3.88%, 04/23/25	35	38,737
Taseko Mines Ltd.
7.00%, 02/15/26 (Call 02/15/23)(b)	110	109,582
8.75%, 06/15/22 (Call 06/15/21)(b)	85	87,162
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(d)	600	458,304
6.38%, 07/30/22(d)	200	181,510
7.13%, 05/31/23(d)	600	509,664
Volcan Cia Minera SAA, 5.38%, 02/02/22(d)	200	205,228
		18,291,882
Multi-National — 0.0%
Asian Development Bank, 0.25%, 10/06/23.	210	210,080
Black Sea Trade & Development Bank, 3.50%, 06/25/24(d)	200	210,702
FMS Wertmanagement, 0.28%, 07/28/22(d)	200	200,290
		621,072
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	245	254,361
5.50%, 12/01/24 (Call 06/01/24)	250	276,142
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	150	154,337
5.95%, 04/01/23 (Call 03/01/23)	138	144,203
Xerox Corp.
3.80%, 05/15/24(e)	150	156,653
4.07%, 03/17/22	135	138,827
4.38%, 03/15/23 (Call 02/15/23)	400	420,224
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(b)	330	344,774
		1,889,521
Oil & Gas — 2.1%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(b)	65	66,461
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(b)	265	273,244
5.88%, 03/31/25 (Call 03/31/21)(b)	150	155,478
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/21)	225	213,219
5.13%, 12/01/22 (Call 02/10/21)	141	141,023
5.63%, 06/01/23 (Call 06/01/21)(e)	345	340,656
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	210	211,375

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.63%, 11/15/25 (Call 08/15/25)	$215	$219,728
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 02/24/21)(b)	125	63,791
Baytex Energy Corp., 5.63%, 06/01/24 (Call 06/01/21)(b)	200	169,460
BP Capital Markets America Inc. 2.52%, 09/19/22 (Call 08/19/22)	274	283,130
2.75%, 05/10/23	936	984,906
2.94%, 04/06/23	311	328,040
3.19%, 04/06/25 (Call 03/06/25)	1,145	1,251,393
3.22%, 11/28/23 (Call 09/28/23)	105	112,563
3.22%, 04/14/24 (Call 02/14/24)	462	497,990
3.25%, 05/06/22	978	1,013,501
3.79%, 02/06/24 (Call 01/06/24)	579	632,291
BP Capital Markets PLC
2.50%, 11/06/22	374	387,984
2.75%, 05/10/23	10	10,516
3.25%, 05/06/22	353	365,729
3.51%, 03/17/25	62	68,696
3.54%, 11/04/24	25	27,629
3.81%, 02/10/24	620	679,315
3.99%, 09/26/23	543	593,113
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(b)	70	69,600
Calumet Specialty Products Partners LP/Calumet
Finance Corp.
7.63%, 01/15/22 (Call 03/01/21)	44	43,622
7.75%, 04/15/23 (Call 04/15/21)	150	144,917
9.25%, 07/15/24 (Call 07/15/21)(b)	81	89,507
11.00%, 04/15/25 (Call 10/15/21)(b)	225	223,180
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	215	223,075
2.95%, 01/15/23 (Call 12/15/22)	897	935,840
3.80%, 04/15/24 (Call 01/15/24)	184	199,410
3.90%, 02/01/25 (Call 11/01/24)	92	101,051
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	180	184,268
3.80%, 09/15/23 (Call 06/15/23)	200	211,186
5.38%, 07/15/25 (Call 04/15/25)	485	547,725
Chevron Corp.
1.14%, 05/11/23	884	900,195
1.55%, 05/11/25 (Call 04/11/25)	1,596	1,646,944
2.36%, 12/05/22 (Call 09/05/22)	786	811,852
2.41%, 03/03/22 (Call 01/03/22)	423	431,325
2.50%, 03/03/22 (Call 02/03/22)	227	232,055
2.57%, 05/16/23 (Call 03/16/23)	251	262,825
2.90%, 03/03/24 (Call 01/03/24)	448	479,064
3.19%, 06/24/23 (Call 03/24/23)	853	904,982
3.33%, 11/17/25 (Call 08/17/25)	125	139,004
Chevron USA Inc.
0.33%, 08/12/22	5	5,007
0.43%, 08/11/23	1,395	1,397,678
0.69%, 08/12/25 (Call 07/12/25)	1,810	1,805,982
3.90%, 11/15/24 (Call 08/15/24)	148	165,291
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	320	349,933
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(d)	200	215,506
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(b)	700	722,988
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	2,085	2,158,038
Security	Par (000)	Value

Oil & Gas (continued)
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	$200	$216,686
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25.	800	856,168
CNPC General Capital Ltd., 3.40%, 04/16/23(d)	200	210,240
Colgate Energy Partners III LLC, 7.75%, 02/15/26 (Call 02/15/24)(b)	120	118,484
Comstock Resources Inc., 7.50%, 05/15/25 (Call 05/15/21)(b)	300	306,738
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	10	10,316
3.35%, 11/15/24 (Call 08/15/24)	81	88,589
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	430	440,836
4.50%, 04/15/23 (Call 01/15/23)	392	402,341
5.00%, 09/15/22 (Call 03/01/21)	172	172,198
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/21)(b)	500	497,575
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(b)	215	209,539
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	50	58,626
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	558	589,237
5.38%, 05/31/25 (Call 05/31/21)	70	72,625
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, 12/15/25 (Call 12/15/22)(b)	305	319,253
Ecopetrol SA
4.13%, 01/16/25	465	501,954
5.88%, 09/18/23	894	994,012
Empresa Nacional del Petroleo, 4.38%, 10/30/24(d)	284	312,369
Endeavor Energy Resources LP/EER Finance Inc. 5.50%, 01/30/26 (Call 01/30/21)(b)	200	206,926
6.63%, 07/15/25 (Call 07/15/22)(b)	325	346,265
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/23 (Call 02/15/21)(b)	210	204,836
Eni SpA, Series X-R, 4.00%, 09/12/23(b)	595	645,813
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(b)	225	158,420
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	660	687,878
3.15%, 04/01/25 (Call 01/01/25)	51	55,598
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(e)	374	379,991
7.88%, 02/01/25 (Call 01/01/25)	425	500,773
Equinor ASA
2.45%, 01/17/23	758	789,048
2.65%, 01/15/24	457	485,238
2.88%, 04/06/25 (Call 03/06/25)	1,297	1,405,948
3.25%, 11/10/24	105	115,231
3.70%, 03/01/24	508	558,383
Exxon Mobil Corp.
1.57%, 04/15/23	360	369,673
1.90%, 08/16/22	292	299,487
2.02%, 08/16/24 (Call 07/16/24)	1,010	1,060,672
2.40%, 03/06/22 (Call 01/06/22)	578	589,641
2.71%, 03/06/25 (Call 12/06/24)	651	698,393
2.73%, 03/01/23 (Call 01/01/23)	957	1,000,285
2.99%, 03/19/25 (Call 02/19/25)	969	1,053,167
3.18%, 03/15/24 (Call 12/15/23)	292	314,539
Foothills Resource Inc., 11.50%, 04/01/23(i)	100	—
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23(d)	600	669,246

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Gazprom Via Gaz Capital SA
4.95%, 07/19/22(d)	$1,050	$1,105,692
6.51%, 03/07/22(d)	219	231,730
GS Caltex Corp., 3.00%, 06/04/24(d)	400	426,452
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(d)	200	216,560
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	196	218,554
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	125	132,144
HighPoint Operating Corp.
7.00%, 10/15/22 (Call 03/01/21)	125	50,108
8.75%, 06/15/25 (Call 06/15/21)	25	10,000
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (Call 04/01/21)(b)	200	204,628
HollyFrontier Corp., 2.63%, 10/01/23	260	266,807
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	63	64,794
4.00%, 04/15/24 (Call 01/15/24)	455	488,315
Indian Oil Corp. Ltd., 4.75%, 01/16/24(d)	600	649,650
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(b)	200	201,952
KazMunayGas National Co. JSC, 4.75%, 04/24/25(d)	200	227,972
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/22)	255	218,805
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(b)	200	212,810
6.13%, 06/30/25 (Call 03/30/25)(b)	225	248,985
Lukoil International Finance BV
4.56%, 04/24/23(d)	600	640,554
6.66%, 06/07/22(d)	300	321,855
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	184	188,773
3.85%, 06/01/25 (Call 03/01/25)	139	150,092
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	363	395,278
4.50%, 05/01/23 (Call 04/01/23)	968	1,047,424
4.70%, 05/01/25 (Call 04/01/25)	634	723,641
4.75%, 12/15/23 (Call 10/15/23)	321	355,203
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25 (Call 01/30/22)(d)	200	207,820
MEG Energy Corp.
6.50%, 01/15/25 (Call 01/15/22)(b)	225	231,705
7.00%, 03/31/24 (Call 09/30/21)(b)	235	238,180
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 01/15/22)(b)	300	251,355
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	100	99,567
4.95%, 12/01/22 (Call 09/01/22)	200	200,060
5.75%, 08/15/25 (Call 08/15/21)	225	215,917
6.88%, 08/15/24 (Call 08/15/21)	263	255,715
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	250	157,503
9.00%, 02/01/25 (Call 12/01/21)(b)	75	76,125
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/22)(b)	250	201,617
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/21)(b)	300	293,106
Occidental Petroleum Corp.
2.70%, 08/15/22	722	723,560
2.70%, 02/15/23 (Call 08/15/22)	494	487,168
Security	Par (000)	Value

Oil & Gas (continued)
2.90%, 08/15/24 (Call 06/15/24)	$1,234	$1,197,153
3.45%, 07/15/24 (Call 04/15/24)	75	73,686
3.50%, 06/15/25 (Call 03/15/25)	300	291,390
5.50%, 12/01/25 (Call 09/01/25)	125	130,823
5.88%, 09/01/25 (Call 06/01/25)	395	413,841
6.95%, 07/01/24	353	384,117
8.00%, 07/15/25 (Call 04/15/25)	215	243,601
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/07/24(d)	215	239,671
Oil India Ltd., 5.38%, 04/17/24(d)	400	442,996
ONGC Videsh Ltd., 3.75%, 05/07/23(d)	200	209,474
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	250	272,742
5.63%, 07/01/24	499	542,323
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	25	25,269
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/15/21)(b)	50	48,741
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 06/15/21)	300	199,026
9.25%, 05/15/25 (Call 05/15/22)(b)	455	438,811
PDC Energy Inc., 6.13%, 09/15/24 (Call 09/15/21)	175	178,496
Pertamina Persero PT
4.30%, 05/20/23(d)	615	659,821
4.88%, 05/03/22(d)	600	629,382
Petrobras Global Finance BV
5.30%, 01/27/25	400	456,068
6.25%, 03/17/24	600	685,620
Petroleos Mexicanos
3.50%, 01/30/23	600	607,488
3.87%, 03/11/22,
(3 mo. LIBOR US + 3.650%)(a)(e)	200	202,180
4.25%, 01/15/25(e)	499	502,298
4.63%, 09/21/23	740	767,202
4.88%, 01/18/24	400	418,676
6.88%, 10/16/25 (Call 09/16/25)(b)	700	762,867
Petronas Capital Ltd.
3.13%, 03/18/22(d)	700	721,210
3.50%, 03/18/25(d)	500	553,675
7.88%, 05/22/22(b)	100	109,664
Phillips 66
0.90%, 02/15/24 (Call 11/19/21)	25	25,052
3.70%, 04/06/23	258	275,363
3.85%, 04/09/25 (Call 03/09/25)	461	514,683
4.30%, 04/01/22	845	882,290
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/21)	125	116,259
7.75%, 12/15/23 (Call 12/15/21)	125	124,586
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	250	263,380
5.38%, 10/01/22 (Call 07/01/22)	200	208,136
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	415	406,148
5.00%, 08/15/22 (Call 05/15/22)(e)	175	176,265
5.00%, 03/15/23 (Call 12/15/22)	250	250,852
Reliance Industries Ltd.
4.13%, 01/28/25(d)	400	443,936
5.40%, 02/14/22(d)	250	261,597
Rosneft Oil Co. Via Rosneft International Finance DAC, 4.20%, 03/06/22(d)	800	822,896
Saka Energi Indonesia PT, 4.45%, 05/05/24(d)	400	370,440

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
Saudi Arabian Oil Co.
2.75%, 04/16/22(d)	$800	$821,048
2.88%, 04/16/24(d)	1,000	1,061,450
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/21)(b)	275	279,741
6.75%, 05/01/23 (Call 05/01/21)(b)	200	201,900
6.88%, 06/30/23 (Call 06/30/21)(b)	78	79,036
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25
(Call 02/15/21)(d)	350	193,602
Shell International Finance BV
0.38%, 09/15/23	30	30,031
2.00%, 11/07/24 (Call 10/07/24)	555	582,450
2.25%, 01/06/23	685	710,640
2.38%, 08/21/22	726	749,283
2.38%, 04/06/25 (Call 03/06/25)	1,113	1,184,900
3.25%, 05/11/25	873	966,350
3.40%, 08/12/23	348	374,605
3.50%, 11/13/23 (Call 10/13/23)	508	550,047
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(d)	400	417,352
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(d)	400	435,284
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(d)	400	440,316
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(d)	200	215,160
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(d)	800	819,248
3.00%, 04/12/22(d)	700	716,709
Sinopec Group Overseas Development 2018 Ltd.
2.15%, 05/13/25 (Call 04/13/25)(d)	200	206,404
2.50%, 08/08/24 (Call 07/08/24)(d)	600	626,172
2.50%, 11/12/24 (Call 10/12/24)(d)	1,400	1,469,454
3.75%, 09/12/23(d)	1,000	1,069,860
SK Innovation Co. Ltd., 4.13%, 07/13/23(d)	200	212,796
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/21)	100	92,946
5.63%, 06/01/25 (Call 06/01/21)	100	90,821
10.00%, 01/15/25 (Call 06/17/22)(b)	408	452,851
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	75	75,143
6.45%, 01/23/25 (Call 10/23/24)	435	456,298
Suncor Energy Inc.
2.80%, 05/15/23	1,313	1,381,105
3.10%, 05/15/25 (Call 04/15/25)	35	38,056
3.60%, 12/01/24 (Call 09/01/24)	688	756,298
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)(b)	205	194,783
Tecpetrol SA, 4.88%, 12/12/22 (Call 12/12/21)(d)	480	461,645
Teine Energy Ltd., 6.88%, 09/30/22 (Call 03/01/21)(b)(e)	125	125,000
Tengizchevroil Finance Co. International Ltd., 2.63%, 08/15/25 (Call 05/15/25)(d)	800	826,216
Total Capital Canada Ltd., 2.75%, 07/15/23.	450	476,626
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	213	226,438
2.70%, 01/25/23	595	622,709
2.88%, 02/17/22	824	846,429
3.70%, 01/15/24	739	809,538
3.75%, 04/10/24	496	547,480
Security	Par (000)	Value
Oil & Gas (continued)
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(b)	$181	$161,766
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(b)	175	165,807
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(b)	154	140,636
Tullow Oil PLC
6.25%, 04/15/22 (Call 02/08/21)(b)	400	323,304
7.00%, 03/01/25 (Call 03/01/21)(d)	400	265,248
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/18/24)(d)	400	401,456
Valero Energy Corp.
1.20%, 03/15/24	310	312,105
2.70%, 04/15/23	131	136,649
2.85%, 04/15/25 (Call 03/15/25)	1,229	1,304,903
3.65%, 03/15/25	28	30,591
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/15/21)(b)	130	84,041
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 03/15/21)(b)	70	63,446
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/21)(b)	225	209,248
9.75%, 04/15/23 (Call 10/15/21)(b)	100	93,020
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/21)(b)	250	197,455
Woodside Finance Ltd., 3.65%, 03/05/25 (Call 12/05/24)(b)	190	204,351
WPX Energy Inc., 5.25%, 09/15/24 (Call 06/15/24)	275	306,199
YPF SA
8.50%, 07/28/25(d)	700	472,836
8.75%, 04/04/24(d)	851	636,565
		102,258,734
Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	1,040	1,083,472
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/21)(b)	125	22,832
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 05/01/21)(b)	200	203,530
COSL Finance BVI Ltd., 3.25%, 09/06/22(b)	450	461,898
COSL Singapore Capital Ltd., 1.88%, 06/24/25 (Call 05/24/25)(d)	800	793,200
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(b)	50	48,380
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/01/21)	150	133,705
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	781	831,617
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/21)(b)	156	64,782
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	200	188,608
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (Call 08/17/25)	200	204,032
2.65%, 11/20/22 (Call 10/20/22)(b)	385	398,895
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	496	540,759
4.00%, 12/21/25 (Call 09/21/25)(b)	150	169,857
Schlumberger Investment SA
2.40%, 08/01/22 (Call 05/01/22)(b)	173	177,142
3.65%, 12/01/23 (Call 09/01/23)	445	481,076

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas Services (continued)
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)	$75	$77,274
6.50%, 02/01/26 (Call 02/01/23)(b)	125	130,167
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/21)(b)	137	132,948
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/21)(b)	135	126,240
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/28/21)(b)	200	206,132
11.00%, 12/01/24 (Call 12/01/21)(b)	750	642,300
		7,118,846
Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 04/30/25 (Call 04/30/22)(b)	400	421,480
6.00%, 02/15/25 (Call 02/15/21)(b)	200	205,990
Ball Corp.
4.00%, 11/15/23	385	411,091
5.00%, 03/15/22	330	344,678
5.25%, 07/01/25	400	454,320
Berry Global Inc., 5.13%, 07/15/23 (Call 07/15/21)(e)	106	108,181
Cascades Inc./Cascades USA Inc., 5.13%, 01/15/26 (Call 01/15/23)(b)	150	159,385
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23.	345	362,250
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 01/15/22)(b)	275	279,293
Graphic Packaging International LLC
4.13%, 08/15/24 (Call 05/15/24)	110	116,798
4.88%, 11/15/22 (Call 08/15/22)	150	157,155
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/21)(b)	600	607,470
7.25%, 04/15/25 (Call 04/15/21)(b)	625	616,294
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(b)	110	112,783
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(b)	100	107,823
5.88%, 08/15/23(b)	345	369,919
6.38%, 08/15/25(b)	125	139,303
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	127	139,083
4.50%, 11/01/23 (Call 08/01/23)	272	298,863
Pactiv LLC, 7.95%, 12/15/25.	125	142,423
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/21)(b)	200	205,162
Reynolds Group Issuer Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer Lu, 5.13%, 07/15/23 (Call 07/15/21)(b)	10	10,134
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(b)	150	157,463
5.13%, 12/01/24 (Call 09/01/24)(b)	175	193,616
5.25%, 04/01/23 (Call 01/01/23)(b)	175	185,356
5.50%, 09/15/25 (Call 06/15/25)(b)	200	222,520
Silgan Holdings Inc., 4.75%, 03/15/25 (Call 03/15/21)	125	127,089
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/21)(b)	135	143,219
WestRock RKT LLC
4.00%, 03/01/23 (Call 12/01/22)	350	371,504
4.90%, 03/01/22	101	105,880
Security	Par (000)	Value
Packaging & Containers (continued)
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	$86	$92,490
3.75%, 03/15/25 (Call 01/15/25)	340	377,492
		7,746,507
Pharmaceuticals — 1.4%
AbbVie Inc.
2.30%, 11/21/22	1,471	1,519,793
2.60%, 11/21/24 (Call 10/21/24)	1,323	1,414,499
2.85%, 05/14/23 (Call 03/14/23)	787	825,799
2.90%, 11/06/22	1,270	1,324,851
3.20%, 11/06/22 (Call 09/06/22)	304	317,203
3.25%, 10/01/22 (Call 07/01/22)	649	674,558
3.45%, 03/15/22 (Call 01/15/22)	1,673	1,720,798
3.60%, 05/14/25 (Call 02/14/25)	1,502	1,665,478
3.75%, 11/14/23 (Call 10/14/23)	799	868,849
3.80%, 03/15/25 (Call 12/15/24)	1,191	1,323,284
3.85%, 06/15/24 (Call 03/15/24)	310	340,743
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	45	49,202
3.40%, 05/15/24 (Call 02/15/24)	359	389,702
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	892	915,076
3.38%, 11/16/25	500	556,810
3.50%, 08/17/23 (Call 07/17/23)	532	572,001
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/21)(b)	725	746,351
6.13%, 04/15/25 (Call 04/15/21)(b)	1,350	1,383,237
7.00%, 03/15/24 (Call 03/15/21)(b)	725	741,247
9.00%, 12/15/25 (Call 12/15/21)(b)	675	740,765
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	725	785,871
3.88%, 12/15/23 (Call 11/15/23)(b)	665	724,817
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	260	284,440
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	1,210	1,247,655
3.36%, 06/06/24 (Call 04/06/24)	1,357	1,472,901
3.73%, 12/15/24 (Call 09/15/24)	135	149,218
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 11/13/21)	45	45,069
2.00%, 08/01/22	278	284,956
2.60%, 05/16/22	510	525,244
2.75%, 02/15/23 (Call 01/15/23)	276	288,983
2.90%, 07/26/24 (Call 06/26/24)	1,845	1,994,574
3.25%, 08/15/22	590	616,255
3.25%, 02/20/23 (Call 01/20/23)	497	525,468
3.25%, 11/01/23	113	121,966
3.55%, 08/15/22	519	544,296
3.63%, 05/15/24 (Call 02/15/24)	80	87,673
3.88%, 08/15/25 (Call 05/15/25)	1,051	1,190,415
4.00%, 08/15/23	210	229,482
7.15%, 06/15/23	25	28,981
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	691	710,044
3.08%, 06/15/24 (Call 04/15/24)	760	816,225
3.20%, 03/15/23	94	99,260
3.50%, 11/15/24 (Call 08/15/24)	62	67,724
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)	664	702,558
3.05%, 11/30/22 (Call 10/31/22)	584	610,140
3.25%, 04/15/25 (Call 01/15/25)	1,000	1,092,610

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
3.50%, 06/15/24 (Call 03/17/24)	$310	$338,139
3.75%, 07/15/23 (Call 06/15/23)	842	907,920
3.90%, 02/15/22	186	192,638
4.13%, 11/15/25 (Call 09/15/25)	50	57,283
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	405	432,528
2.75%, 12/01/22 (Call 09/01/22)	948	983,199
3.38%, 08/12/24 (Call 05/12/24)	419	456,350
3.50%, 07/20/22 (Call 05/20/22)	1,088	1,131,868
3.70%, 03/09/23 (Call 02/09/23)	321	342,369
3.88%, 07/20/25 (Call 04/20/25)	1,175	1,322,028
4.10%, 03/25/25 (Call 01/25/25)	278	313,609
4.75%, 12/01/22 (Call 09/01/22)	655	699,258
Elanco Animal Health Inc., 5.27%, 08/28/23 (Call 07/28/23)	340	368,676
Eli Lilly & Co., 2.35%, 05/15/22	495	508,221
EMD Finance LLC
2.95%, 03/19/22 (Call 01/19/22)(b)	425	435,570
3.25%, 03/19/25 (Call 12/19/24)(b)	1,106	1,204,876
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%, 10/15/24 (Call 04/15/21)(b)	200	201,732
9.50%, 07/31/27 (Call 07/31/23)(b)	150	171,322
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	584	614,111
3.38%, 05/15/23	1,025	1,095,243
3.63%, 05/15/25	146	163,732
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	50	50,150
2.85%, 05/08/22	874	902,685
2.88%, 06/01/22 (Call 05/01/22)	800	825,960
3.00%, 06/01/24 (Call 05/01/24)	854	922,533
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(b)	250	273,155
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	690	713,570
2.25%, 03/03/22 (Call 02/03/22)	312	318,437
2.63%, 01/15/25 (Call 11/15/24)	266	286,836
3.38%, 12/05/23	94	102,378
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	416	431,205
2.85%, 03/15/23 (Call 12/15/22)	308	321,383
3.80%, 03/15/24 (Call 12/15/23)	447	488,701
Merck & Co. Inc.
2.35%, 02/10/22	379	387,186
2.40%, 09/15/22 (Call 06/15/22)	313	322,071
2.75%, 02/10/25 (Call 11/10/24)	362	391,065
2.80%, 05/18/23	1,075	1,136,243
2.90%, 03/07/24 (Call 02/07/24)	676	727,092
Mylan Inc.
3.13%, 01/15/23(b)	378	395,959
4.20%, 11/29/23 (Call 08/29/23)	335	365,267
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	155	161,890
2.40%, 05/17/22 (Call 04/17/22)	866	888,525
2.40%, 09/21/22	373	386,197
3.40%, 05/06/24	951	1,042,020
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)	100	102,363
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(b)	205	220,375
Security	Par (000)	Value
Pharmaceuticals (continued)
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	$500	$547,890
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	871	878,133
2.80%, 03/11/22	409	420,493
2.95%, 03/15/24 (Call 02/15/24)	717	772,431
3.00%, 06/15/23	708	752,576
3.20%, 09/15/23 (Call 08/15/23)	638	684,325
3.40%, 05/15/24	476	521,663
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	464	496,206
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	1,294	1,369,712
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	785	867,142
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	208	208,385
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	976	967,235
6.00%, 04/15/24 (Call 01/15/24)	400	420,896
7.13%, 01/31/25 (Call 10/31/24)	750	827,670
Viatris Inc.
1.13%, 06/22/22(b)	196	197,789
1.65%, 06/22/25 (Call 05/22/25)(b)	204	210,071
Wyeth LLC, 6.45%, 02/01/24	239	281,779
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	731	767,221
		68,632,606
Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/21)	285	285,784
7.88%, 05/15/26 (Call 10/15/22)(b)	150	160,557
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 12/15/22)(b)	310	327,134
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	116	120,627
4.95%, 12/15/24 (Call 09/15/24)	344	386,945
Buckeye Partners LP
4.13%, 03/01/25 (Call 02/01/25)(b)	185	187,801
4.15%, 07/01/23 (Call 04/01/23)	200	206,038
4.35%, 10/15/24 (Call 07/15/24)	225	230,796
6.38%, 01/22/78 (Call 01/22/23)(a)	100	78,037
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	564	653,625
7.00%, 06/30/24 (Call 01/01/24)	545	634,146
Cheniere Energy Partners LP, 5.25%, 10/01/25 (Call 10/01/21)	625	641,669
CNPC Global Capital Ltd., 1.13%, 06/23/23 (Call 05/23/23)(d)	1,000	1,001,520
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	20	22,945
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/21)	200	198,008
6.25%, 04/01/23 (Call 04/01/21)	300	301,626
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	212	217,612
4.75%, 09/30/21 (Call 06/30/21)(b)	200	202,316
4.95%, 04/01/22 (Call 01/01/22)	125	128,204
5.38%, 07/15/25 (Call 04/15/25)	375	401,317
5.85%, 05/21/43 (Call 05/21/23)(a)(b)	228	204,505

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 05/15/25 (Call 05/15/21)	$100	$98,734
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	350	362,057
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	717	760,823
2.90%, 07/15/22 (Call 06/15/22)	323	333,808
3.50%, 06/10/24 (Call 03/10/24)	297	322,340
4.00%, 10/01/23 (Call 07/01/23)	513	555,317
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	476	502,156
3.60%, 02/01/23 (Call 11/01/22)	271	283,276
4.05%, 03/15/25 (Call 12/15/24)	510	556,339
4.25%, 03/15/23 (Call 12/15/22)	586	621,224
4.50%, 04/15/24 (Call 03/15/24)	363	398,799
4.90%, 02/01/24 (Call 11/01/23)	267	292,453
5.20%, 02/01/22 (Call 11/01/21)	665	687,118
5.88%, 01/15/24 (Call 10/15/23)	416	466,436
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	375	404,351
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	52	56,385
5.00%, 10/01/22 (Call 07/01/22)	143	151,211
5.88%, 03/01/22 (Call 12/01/21)	519	541,213
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	345	336,220
4.40%, 04/01/24 (Call 01/01/24)	225	222,511
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	885	933,126
3.50%, 02/01/22	534	550,698
3.75%, 02/15/25 (Call 11/15/24)	318	353,635
3.90%, 02/15/24 (Call 11/15/23)	267	291,738
4.05%, 02/15/22	348	361,314
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)	345	330,289
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	175	177,104
4.75%, 07/15/23 (Call 06/15/23)	476	492,869
6.00%, 07/01/25 (Call 04/01/25)(b)	330	345,348
Florida Gas Transmission Co. LLC
3.88%, 07/15/22 (Call 04/15/22)(b)	25	25,942
4.35%, 07/15/25 (Call 04/15/25)(b)	50	56,477
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 06/15/21)	250	235,417
6.50%, 10/01/25 (Call 10/01/21)	200	184,460
Gulfstream Natural Gas System LLC, 4.60%,
09/15/25 (Call 06/15/25)(b)	25	28,541
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	329	345,891
3.50%, 09/01/23 (Call 06/01/23)	287	306,516
3.95%, 09/01/22 (Call 06/01/22)	610	638,444
4.15%, 03/01/22	79	82,018
4.15%, 02/01/24 (Call 11/01/23)	87	95,011
4.25%, 09/01/24 (Call 06/01/24)	374	415,895
4.30%, 05/01/24 (Call 02/01/24)	230	253,934
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	641	672,332
4.30%, 06/01/25 (Call 03/01/25)	106	119,705
5.63%, 11/15/23 (Call 08/15/23)(b)	572	641,927
Security	Par (000)	Value
Pipelines (continued)
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 (Call 03/01/22)(b)	$285	$289,417
3.90%, 04/01/24 (Call 03/01/24)(b)	452	462,003
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,350	1,376,406
3.38%, 03/15/23 (Call 02/15/23)	208	219,642
3.50%, 12/01/22 (Call 11/01/22)	64	67,201
4.00%, 02/15/25 (Call 11/15/24)	24	26,532
4.50%, 07/15/23 (Call 04/15/23)	575	622,667
4.88%, 12/01/24 (Call 09/01/24)	631	716,652
4.88%, 06/01/25 (Call 03/01/25)	566	650,108
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(b)	610	631,191
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(b)	360	364,936
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/21)	75	59,369
7.50%, 11/01/23 (Call 11/01/21)	250	230,375
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 05/15/22)(b)	364	379,743
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(b)	200	204,974
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	150	152,895
5.75%, 10/01/25 (Call 07/01/25)	165	175,760
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	155	163,623
4.25%, 02/01/22 (Call 11/02/21)	506	519,530
7.50%, 09/01/23 (Call 06/01/23)	172	198,209
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	750	778,252
5.00%, 09/15/23 (Call 06/15/23)	10	10,963
PBF Logistics LP/PBF Logistics Finance Corp.,
6.88%, 05/15/23 (Call 05/15/21)	260	249,218
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	343	360,829
3.61%, 02/15/25 (Call 11/15/24)	67	72,632
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	110	118,109
3.65%, 06/01/22 (Call 03/01/22)	371	381,770
3.85%, 10/15/23 (Call 07/15/23)	375	400,864
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(b)	250	261,675
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(b)	220	225,894
Ruby Pipeline LLC, 7.75%, 04/01/22(b)(e)	126	118,765
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	350	382,938
5.63%, 03/01/25 (Call 12/01/24)	1,152	1,343,601
5.75%, 05/15/24 (Call 02/15/24)	830	949,371
6.25%, 03/15/22 (Call 12/15/21)	480	503,323
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(b)	175	174,960
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	31	33,974
4.75%, 03/15/24 (Call 12/15/23)	459	511,992
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	203	211,504
4.25%, 04/01/24 (Call 01/01/24)	64	69,425
4.65%, 02/15/22	37	38,490

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/21)(b)	$212	$215,685
7.50%, 10/01/25 (Call 10/01/22)(b)	260	276,666
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/21)	275	276,743
5.13%, 02/01/25 (Call 02/01/21)	250	256,762
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	117	131,266
Texas Eastern Transmission LP, 2.80%, 10/15/22 (Call 07/15/22)(b)	118	121,895
TransCanada PipeLines Ltd.
2.50%, 08/01/22	487	502,180
3.75%, 10/16/23 (Call 07/16/23)	204	220,036
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	200	204,304
4.00%, 07/01/22 (Call 04/01/22)	363	371,992
4.10%, 02/01/25 (Call 01/01/25)	453	469,100
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	526	544,789
3.60%, 03/15/22 (Call 01/15/22)	782	805,421
3.70%, 01/15/23 (Call 10/15/22)	498	524,459
3.90%, 01/15/25 (Call 10/15/24)	276	304,301
4.30%, 03/04/24 (Call 12/04/23)	354	388,607
4.50%, 11/15/23 (Call 08/15/23)	139	152,616
4.55%, 06/24/24 (Call 03/24/24)	406	452,787
		43,412,005
Private Equity — 0.0%
Owl Rock Technology Finance Corp., 4.75%, 12/15/25 (Call 11/15/25)(b)	100	106,495
Real Estate — 1.0%
Agile Group Holdings Ltd.
5.75%, 01/02/25 (Call 01/02/23)(d)	400	412,180
6.70%, 03/07/22 (Call 03/07/21)(d)	200	206,240
7.88%, (Call 07/31/24)(a)(d)(f)	300	313,032
8.38%, (Call 12/04/23)(a)(d)(f)	200	212,208
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(d)	400	409,740
AT Securities BV, 5.25%, (Call 07/21/23)(a)(d)(f)	250	260,705
Caiyun International Investment Ltd., 5.50%, 04/08/22(d)	400	236,936
Central Plaza Development Ltd.
3.85%, 07/14/25(d)	200	194,162
5.75%, (Call 11/14/24)(a)(d)(f)	200	197,176
CFLD Cayman Investment Ltd.
6.90%, 01/13/23(d)	300	113,397
8.05%, 01/13/25(d)	200	75,484
8.60%, 04/08/24(d)	300	113,010
China Evergrande Group
7.50%, 06/28/23 (Call 06/28/21)(d)	420	364,602
8.25%, 03/23/22 (Call 03/23/21)(d)	800	765,344
8.75%, 06/28/25 (Call 06/28/21)(d)	1,800	1,471,500
9.50%, 04/11/22(d)	400	382,808
9.50%, 03/29/24 (Call 03/29/21)(d)	400	348,176
10.00%, 04/11/23 (Call 04/11/21)(d)	400	368,108
10.50%, 04/11/24 (Call 04/11/22)(d)	200	181,562
11.50%, 01/22/23(d)	400	381,308
12.00%, 01/22/24 (Call 01/22/22)(d)	800	758,392
China Overseas Finance Cayman V Ltd., Series A, 3.95%, 11/15/22(d)	800	835,208
Security	Par (000)	Value

Real Estate (continued)
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(d)	$200	$227,148
China Overseas Finance Cayman VII Ltd., 4.25%, 04/26/23(d)	800	848,104
China Resources Land Ltd.
3.75%, (Call 12/09/24)(a)(d)(f)	400	410,732
3.75%, 08/26/24(d)	600	644,910
China SCE Group Holdings Ltd.
5.88%, 03/10/22 (Call 03/10/21)(d)	600	606,468
7.00%, 05/02/25 (Call 05/02/23)(d)	200	209,108
7.25%, 04/19/23 (Call 07/19/21)(d)	400	415,452
Chouzhou International Investment Ltd.
4.00%, 02/18/25(d)	600	603,210
4.50%, 05/30/22(d)	400	409,088
CIFI Holdings Group Co. Ltd.
5.95%, 10/20/25 (Call 07/20/23)(d)	200	215,032
6.00%, 07/16/25 (Call 01/14/23)(d)	400	426,112
6.45%, 11/07/24 (Call 11/07/22)(d)	200	214,032
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/21)(d)	500	510,765
4.75%, 01/17/23 (Call 01/17/22)(d)	200	204,850
4.75%, 09/28/23 (Call 09/28/21)(d)	400	410,328
5.13%, 01/17/25 (Call 01/17/22)(d)	600	628,518
6.50%, 04/08/24 (Call 04/08/22)(d)	400	431,044
7.13%, 04/25/22 (Call 02/05/21)(d)	260	269,207
8.00%, 01/27/24 (Call 09/27/21)(d)	700	751,849
CPI Property Group SA, 4.75%, 03/08/23(d)	200	214,098
Dar Al-Arkan Sukuk Co. Ltd.
6.75%, 02/15/25(d)	200	200,118
6.88%, 04/10/22(d)	200	204,930
6.88%, 03/21/23(d)	450	463,055
DIFC Sukuk Ltd., 4.33%, 11/12/24(d)	600	634,776
Easy Tactic Ltd.
5.88%, 02/13/23 (Call 11/17/21)(d)	200	182,534
8.13%, 02/27/23 (Call 02/27/21)(d)	600	566,238
Elect Global Investments Ltd., 4.10%, (Call 06/03/25)(a)(d)(f)	400	401,484
EMG SUKUK Ltd., 4.56%, 06/18/24(d)	600	636,168
Esic Sukuk Ltd., 3.94%, 07/30/24(d)	400	417,408
Ezdan Sukuk Co. Ltd., 4.88%, 04/05/22(d)	500	489,215
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/21)(b)	275	290,573
Franshion Brilliant Ltd.
3.60%, 03/03/22(d)	400	406,348
4.00%, (Call 01/03/23)(a)(d)(f)	200	201,496
GLP Pte Ltd., 3.88%, 06/04/25(d)	400	424,868
Greenland Global Investment Ltd.
6.75%, 06/25/22(d)	400	380,940
6.75%, 09/26/23(d)	400	360,776
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/21)(b)	40	41,250
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 06/01/22(d)	400	418,160
Hopson Development Holdings Ltd., 7.50%, 06/27/22 (Call 06/27/21)(d)	400	407,596
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/21)(b)	500	515,020
Huafa 2019 I Co. Ltd., 4.25%, 07/03/24(d)	400	415,844
Kaisa Group Holdings Ltd. 8.50%, 06/30/22 (Call 06/30/21)(d)	500	505,270

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
9.38%, 06/30/24 (Call 06/30/21)(d)	$800	$760,080
9.95%, 07/23/25 (Call 01/23/23)(d)	800	763,640
10.50%, 01/15/25 (Call 01/15/23)(d)	500	488,895
11.25%, 04/09/22 (Call 04/09/21)(d)	600	622,194
11.25%, 04/16/25 (Call 04/16/23)(d)	500	499,415
11.50%, 01/30/23 (Call 05/30/21)(d)	400	414,428
11.95%, 10/22/22 (Call 10/22/21)(d)	400	420,084
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/21)	474	481,361
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 11/10/21)(d)	250	255,320
6.00%, 09/15/22 (Call 03/15/21)(d)	200	203,092
7.88%, 09/01/23 (Call 09/01/21)(d)	200	208,170
Leading Affluence Ltd., 4.50%, 01/24/23(d)	200	209,358
Longfor Group Holdings Ltd., 3.88%, 07/13/22(d)	400	413,896
MAF Global Securities Ltd., 4.75%, 05/07/24(d)	600	654,444
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23 (Call 12/23/22)(b)	200	208,584
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	250	271,248
Ontario Teachers' Cadillac Fairview Properties Trust, 3.13%, 03/20/22 (Call 02/20/22)(b)	825	848,430
Panther Ventures Ltd., 3.80%, (Call 09/17/23)(d)(f)	400	396,296
Poly Developments and Holdings Group Co. Ltd.
3.95%, 02/05/23(d)	400	416,384
4.75%, 09/17/23(d)	200	214,634
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)	205	212,193
7.63%, 06/15/25 (Call 06/15/22)(b)	285	309,635
RongXingDa Development BVI Ltd., 8.00%, 04/24/22 (Call 04/24/21)(d)	200	189,556
Ronshine China Holdings Ltd., 8.75%, 10/25/22 (Call 04/25/21)(d)	400	410,888
Scenery Journey Ltd.
11.50%, 10/24/22 (Call 07/24/22)(d)	900	853,803
12.00%, 10/24/23 (Call 10/24/21)(d)	1,000	936,260
13.00%, 11/06/22 (Call 11/06/21)(d)	200	194,008
13.75%, 11/06/23 (Call 11/06/21)(d)	200	192,300
Shimao Group Holdings Ltd.
5.20%, 01/30/25 (Call 01/30/22)(d)	300	314,997
6.13%, 02/21/24 (Call 02/21/22)(d)	600	636,186
Shui On Development Holding Ltd.
5.75%, 11/12/23 (Call 11/12/21)(d)	400	407,308
6.15%, 08/24/24 (Call 08/24/22)(d)	600	618,630
6.40%, (Call 06/15/22)(a)(d)(f)	200	199,998
Sinochem Offshore Capital Co. Ltd., 3.12%, 05/24/22(d)	250	255,540
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(d)	200	218,966
Sino-Ocean Land Treasure III Ltd., 4.90%, (Call 09/21/22)(a)(d)(f)	200	166,000
Sino-Ocean Land Treasure IV Ltd., 5.25%, 04/30/22 (Call 04/01/22)(d)	650	675,109
Sun Hung Kai Properties Capital Market Ltd., 3.63%, 01/16/23(d)	600	627,894
Sunac China Holdings Ltd.
6.50%, 07/09/23 (Call 07/09/22)(d)	700	715,288
6.50%, 01/10/25 (Call 01/10/23)(d)	400	402,904
7.00%, 07/09/25 (Call 07/09/23)(d)	200	203,704
7.25%, 06/14/22 (Call 06/14/21)(d)	300	307,671
Security	Par (000)	Value
Real Estate (continued)
7.88%, 02/15/22 (Call 02/15/21)(d)	$200	$204,108
7.95%, 08/08/22 (Call 08/08/21)(d)	400	413,672
7.95%, 10/11/23 (Call 10/11/21)(d)	400	420,364
8.35%, 04/19/23 (Call 04/19/21)(d)	200	209,416
Times China Holdings Ltd.
6.75%, 07/16/23 (Call 07/16/22)(d)	400	418,248
6.75%, 07/08/25 (Call 07/08/23)(d)	200	211,930
Vanke Real Estate Hong Kong Co. Ltd.
3.15%, 05/12/25(d)	200	210,262
4.15%, 04/18/23(d)	400	422,156
4.20%, 06/07/24(d)	200	216,312
5.35%, 03/11/24(d)	810	899,724
Wanda Group Overseas Ltd., 7.50%, 07/24/22(d)	200	188,252
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(d)	200	205,102
WeWork Companies Inc., 7.88%, 05/01/25(b)	250	222,418
Wharf REIC Finance BVI Ltd.
2.38%, 05/07/25(d)	400	410,444
2.50%, 09/16/24(d)	400	414,540
White Cap Parent LLC, 8.25%, 03/15/26(b)	40	40,457
Yuzhou Group Holdings Co. Ltd.
6.00%, 10/25/23 (Call 10/25/21)(d)	300	305,382
8.30%, 05/27/25 (Call 11/27/22)(d)	400	426,688
8.38%, 10/30/24 (Call 10/30/22)(d)	200	215,604
8.50%, 02/04/23 (Call 02/04/22)(d)	200	213,156
8.50%, 02/26/24 (Call 02/26/22)(d)	200	214,850
		50,097,276
Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	162	178,863
4.00%, 01/15/24 (Call 12/15/23)	478	525,021
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	78	82,666
4.13%, 07/01/24 (Call 04/01/24)	270	296,587
American Tower Corp.
0.60%, 01/15/24	1,075	1,075,871
1.30%, 09/15/25 (Call 08/15/25)	100	101,360
2.40%, 03/15/25 (Call 02/15/25)	238	251,566
2.95%, 01/15/25 (Call 12/15/24)	442	476,374
3.00%, 06/15/23	343	362,904
3.38%, 05/15/24 (Call 04/15/24)	442	478,713
3.50%, 01/31/23	730	772,887
4.00%, 06/01/25 (Call 03/01/25)	54	60,580
4.70%, 03/15/22	460	481,270
5.00%, 02/15/24	554	624,580
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	401	444,300
3.50%, 11/15/24 (Call 08/15/24)	10	10,997
4.20%, 12/15/23 (Call 09/16/23)	114	125,207
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	206	218,344
3.20%, 01/15/25 (Call 10/15/24)	395	429,152
3.80%, 02/01/24 (Call 11/01/23)	406	441,411
3.85%, 02/01/23 (Call 11/01/22)	834	884,148
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	14	14,558
4.10%, 10/01/24 (Call 07/01/24)	155	165,923
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	378	399,992

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.65%, 06/15/24 (Call 04/15/24)	$75	$81,411
3.85%, 02/01/25 (Call 11/01/24)	260	284,427
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)	121	125,838
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	819	877,346
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	117	124,115
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	128	134,852
5.00%, 07/01/25 (Call 04/01/25)	25	28,592
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	60	61,042
3.15%, 07/15/23 (Call 06/15/23)	531	563,763
3.20%, 09/01/24 (Call 07/01/24)	351	379,512
5.25%, 01/15/23	1,185	1,290,939
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)	98	107,193
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	391	416,673
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	225	235,647
4.75%, 10/01/25 (Call 07/01/25)	25	29,089
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	125	128,634
9.75%, 06/15/25 (Call 06/15/22)	460	522,003
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	202	223,157
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)	285	292,567
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,000	999,310
1.25%, 07/15/25 (Call 06/15/25)	35	35,393
2.63%, 11/18/24 (Call 10/18/24)	297	316,240
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)	100	105,039
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/21)(b)	575	586,431
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	272	286,427
3.50%, 04/01/25 (Call 01/01/25)	10	11,017
3.88%, 05/01/24 (Call 02/01/24)	25	27,351
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	30	32,706
Felcor Lodging LP, 6.00%, 06/01/25 (Call 06/01/21)	200	205,524
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 04/01/21)	150	128,214
5.88%, 10/15/24 (Call 10/15/21)	50	37,750
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	315	335,519
5.25%, 06/01/25 (Call 03/01/25)	30	34,080
5.38%, 11/01/23 (Call 08/01/23)	302	330,781
HAT Holdings I LLC/HAT Holdings II LLC
5.25%, 07/15/24 (Call 07/15/21)(b)	215	223,065
6.00%, 04/15/25 (Call 04/15/22)(b)	180	191,347
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	15	16,432
4.00%, 06/01/25 (Call 03/01/25)	300	338,607
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	70	74,116
Series D, 3.75%, 10/15/23 (Call 07/15/23)	421	445,506
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	225	222,358
4.75%, 10/01/24 (Call 07/01/24)	340	348,405
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	$165	$172,762
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	348	367,944
3.13%, 06/01/23 (Call 03/01/23)	70	73,704
3.30%, 02/01/25 (Call 12/01/24)	117	127,969
3.40%, 11/01/22 (Call 09/01/22)	139	145,429
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(b)	190	190,901
5.25%, 10/01/25 (Call 10/01/21)(b)	150	149,925
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	101,008
4.50%, 04/18/22 (Call 01/18/22)	125	126,932
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.63%, 06/15/25 (Call 03/15/25)(b)	325	345,267
5.63%, 05/01/24 (Call 02/01/24)	465	499,229
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/13/24)	10	10,888
4.30%, 10/15/23 (Call 07/15/23)	252	274,541
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	200	210,856
3.90%, 06/15/24 (Call 03/15/24)	239	259,556
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(b)	225	224,955
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	160	163,877
4.15%, 02/01/22 (Call 12/01/21)	113	114,931
4.25%, 05/15/24 (Call 02/15/24)	10	10,522
4.50%, 02/01/25 (Call 11/01/24)	160	170,411
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	486	526,299
4.50%, 01/15/25 (Call 10/15/24)	63	68,828
4.95%, 04/01/24 (Call 01/01/24)	105	115,166
5.25%, 01/15/26 (Call 10/15/25)	500	572,500
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(b)	275	297,173
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	14	14,615
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	799	824,856
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	83	85,178
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	675	669,607
3.88%, 07/15/24 (Call 04/15/24)	99	109,164
3.88%, 04/15/25 (Call 02/15/25)	53	59,488
4.65%, 08/01/23 (Call 05/01/23)	245	268,527
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 04/15/21)	208	209,044
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)	48	52,487
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/21)	275	277,863
4.88%, 09/01/24 (Call 09/01/21)	441	452,700
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/28/25)(b)	100	107,687
3.50%, 02/12/25 (Call 11/12/24)(b)	322	346,665
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	215	211,154
4.50%, 06/15/23 (Call 12/15/22)	205	206,127

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 03/15/25 (Call 09/15/24)	$130	$127,484
4.65%, 03/15/24 (Call 09/15/23)	330	327,515
5.00%, 08/15/22 (Call 02/15/22)	429	432,535
7.50%, 09/15/25 (Call 06/15/25)	300	337,533
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	749	781,537
2.63%, 06/15/22 (Call 03/15/22)(e)	625	642,112
2.75%, 02/01/23 (Call 11/01/22)	270	281,383
2.75%, 06/01/23 (Call 03/01/23)	299	314,491
3.38%, 10/01/24 (Call 07/01/24)	197	213,979
3.50%, 09/01/25 (Call 06/01/25)	425	473,981
3.75%, 02/01/24 (Call 11/01/23)	263	286,354
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	202	212,304
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	535	554,025
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)	250	251,622
5.50%, 11/01/23 (Call 08/01/23)(b)	145	151,502
Trust Fibra Uno, 5.25%, 12/15/24 (Call 09/15/24)(d)	400	443,900
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/21)(b)	290	298,975
7.88%, 02/15/25 (Call 02/15/22)(b)	1,020	1,095,001
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC
6.00%, 04/15/23 (Call 04/15/21)(b)	200	204,336
8.25%, 10/15/23 (Call 04/15/21)	445	451,475
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	50	53,408
3.10%, 01/15/23 (Call 12/15/22)	360	376,974
3.13%, 06/15/23 (Call 03/15/23)	348	366,660
3.50%, 04/15/24 (Call 03/15/24)	37	40,161
3.50%, 02/01/25 (Call 11/01/24)	44	48,313
3.75%, 05/01/24 (Call 02/01/24)	292	318,043
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	260	287,479
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(b)	330	336,121
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	60	63,331
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)	250	175,965
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)	15	15,602
WEA Finance LLC/Westfield UK & Europe Finance
PLC, 3.75%, 09/17/24 (Call 06/17/24)(b)	540	574,706
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	640	696,429
3.75%, 03/15/23 (Call 12/15/22)	35	37,045
3.95%, 09/01/23 (Call 08/01/23)	19	20,566
4.00%, 06/01/25 (Call 03/01/25)	603	679,267
4.50%, 01/15/24 (Call 10/15/23)	158	174,445
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	56	62,130
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(b)	205	215,180
		41,782,296
Retail — 0.9%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/21)(b)	284	288,964
5.75%, 04/15/25 (Call 04/15/22)(b)	355	378,987
7-Eleven Inc.
0.63%, 02/10/23 (Call 02/10/22)(b)	2,800	2,803,556
Security	Par (000)	Value

Retail (continued)
0.80%, 02/10/24 (Call 02/10/23)(b)	$2,430	$2,433,961
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(b)	155	150,772
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(b)	175	194,322
Alimentation Couche-Tard Inc., 2.70%, 07/26/22 (Call 06/26/22)(b)	312	321,329
At Home Holding III Inc., 8.75%, 09/01/25 (Call 09/01/22)(b)	195	213,457
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	279	301,599
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	227	236,813
3.13%, 07/15/23 (Call 04/15/23)	33	34,965
3.13%, 04/18/24 (Call 03/18/24)	447	481,651
3.25%, 04/15/25 (Call 01/15/25)	69	75,314
3.63%, 04/15/25 (Call 03/15/25)	85	94,535
3.70%, 04/15/22 (Call 01/15/22)	215	221,641
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/21)(b)	550	555,934
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)	125	126,274
Brinker International Inc.
3.88%, 05/15/23	123	123,879
5.00%, 10/01/24 (Call 07/01/24)(b)	150	156,498
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 04/15/22)(b)	100	106,954
Caleres Inc., 6.25%, 08/15/23 (Call 08/15/21)	82	82,410
Carvana Co., 5.63%, 10/01/25 (Call 10/01/22)(b)	220	227,456
Costco Wholesale Corp.
2.30%, 05/18/22 (Call 04/18/22)	1,012	1,037,634
2.75%, 05/18/24 (Call 03/18/24)	350	375,942
Dave & Buster's Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)	250	263,212
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	370	390,287
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	1,107	1,183,582
4.00%, 05/15/25 (Call 03/15/25)	125	140,636
eG Global Finance PLC, 6.75%, 02/07/25 (Call 05/15/21)(b)	250	257,352
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 01/15/22 (Call 03/01/21)	125	122,048
6.75%, 06/15/23 (Call 06/15/21)	100	99,244
10.00%, 04/15/25 (Call 04/15/22)(b)	250	278,050
Gap Inc. (The)
8.38%, 05/15/23(b)	205	235,986
8.63%, 05/15/25 (Call 05/15/22)(b)	375	419,861
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/21)(b)	415	414,992
8.75%, 10/01/25 (Call 10/01/21)(b)(e)	275	285,574
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/22)(b)(e)	20	20,980
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	878	903,910
2.70%, 04/01/23 (Call 01/01/23)	444	464,850
3.25%, 03/01/22	282	291,179
3.75%, 02/15/24 (Call 11/15/23)	468	511,852
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(b)	325	352,739

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Jollibee Worldwide Pte Ltd., 3.90%, (Call 01/23/25)(a)(d)(f)	$200	$192,860
Kohl's Corp.
3.25%, 02/01/23 (Call 11/01/22)	265	273,332
4.25%, 07/17/25 (Call 04/17/25)	100	108,693
9.50%, 05/15/25 (Call 04/15/25)	400	517,084
L Brands Inc.
5.63%, 10/15/23	250	270,897
6.88%, 07/01/25 (Call 07/01/22)(b)	375	408,645
9.38%, 07/01/25(b)	250	308,732
Lithia Motors Inc., 5.25%, 08/01/25 (Call 08/01/21)(b)	125	129,909
Lowe's Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	497	510,146
3.13%, 09/15/24 (Call 06/15/24)	368	399,486
3.38%, 09/15/25 (Call 06/15/25)	100	111,202
3.88%, 09/15/23 (Call 06/15/23)	81	87,698
4.00%, 04/15/25 (Call 03/15/25)	1,060	1,195,977
Macy's Inc., 8.38%, 06/15/25 (Call 06/15/22)(b)	600	664,200
Macy's Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	270	264,757
3.63%, 06/01/24 (Call 03/01/24)(e)	256	248,041
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)	205	211,673
3.25%, 06/10/24	37	40,303
3.30%, 07/01/25 (Call 06/15/25)	444	491,037
3.35%, 04/01/23 (Call 03/01/23)	819	869,213
3.38%, 05/26/25 (Call 02/26/25)	233	256,834
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	203	205,237
O'Reilly Automotive Inc.
3.80%, 09/01/22 (Call 06/01/22)	8	8,352
3.85%, 06/15/23 (Call 03/15/23)	15	16,019
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/22)	245	250,461
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/21)(b)	500	514,185
7.13%, 03/15/23 (Call 03/15/21)(b)	755	757,348
8.88%, 06/01/25 (Call 06/01/21)(b)	275	286,742
QVC Inc.
4.38%, 03/15/23	266	280,622
4.45%, 02/15/25 (Call 11/15/24)	232	248,811
4.85%, 04/01/24	354	383,984
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/21)(b)(e)	200	199,322
7.50%, 07/01/25 (Call 07/01/22)(b)	250	264,747
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	426	489,406
SACI Falabella, 4.38%, 01/27/25 (Call 10/27/24)(d)	400	438,564
Sally Holdings LLC/Sally Capital Inc.
5.50%, 11/01/23 (Call 11/01/21)	75	75,594
8.75%, 04/30/25 (Call 04/30/22)(b)	80	88,569
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(b)	150	156,734
Starbucks Corp.
1.30%, 05/07/22	701	709,468
2.70%, 06/15/22 (Call 04/15/22)	251	258,093
3.10%, 03/01/23 (Call 02/01/23)	592	623,790
3.80%, 08/15/25 (Call 06/15/25)	356	401,465
3.85%, 10/01/23 (Call 07/01/23)	521	563,321
Security	Par (000)	Value

Retail (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/21)	$175	$177,945
5.75%, 03/01/25 (Call 03/01/21)	150	153,144
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	1,115	1,188,099
3.50%, 07/01/24	435	479,509
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	119	124,107
3.50%, 04/15/25 (Call 03/15/25)	1,061	1,178,294
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/21)(b)	100	109,459
Walgreen Co., 3.10%, 09/15/22	729	759,414
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)	952	1,052,265
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	284	294,633
2.55%, 04/11/23 (Call 01/11/23)	786	820,686
2.65%, 12/15/24 (Call 10/15/24)	814	878,949
2.85%, 07/08/24 (Call 06/08/24)	732	790,604
3.30%, 04/22/24 (Call 01/22/24)	460	499,468
3.40%, 06/26/23 (Call 05/26/23)	1,319	1,414,298
3.55%, 06/26/25 (Call 04/26/25)	144	161,891
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	195	204,535
7.75%, 04/01/25 (Call 04/01/22)(b)	270	296,401
		43,026,435
Savings & Loans — 0.1%
Nationwide Building Society
1.00%, 08/28/25(b)	250	250,445
2.00%, 01/27/23(b)	1,010	1,042,482
3.62%, 04/26/23 (Call 04/26/22)(a)(b)	208	215,615
3.77%, 03/08/24 (Call 03/08/23)(a)(b)	335	356,152
4.36%, 08/01/24 (Call 08/01/23)(a)(b)	245	266,854
People's United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	472	494,165
		2,625,713
Semiconductors — 0.3%
Advanced Micro Devices Inc., 7.50%, 08/15/22	147	160,853
Altera Corp., 4.10%, 11/15/23	55	60,436
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(b)	200	219,422
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	5	5,251
2.95%, 04/01/25 (Call 03/01/25)	101	109,594
3.13%, 12/05/23 (Call 10/05/23)	566	607,431
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	50	56,884
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	429	462,870
3.63%, 01/15/24 (Call 11/15/23)	730	788,977
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	705	765,094
3.63%, 10/15/24 (Call 09/15/24)	757	827,446
4.70%, 04/15/25 (Call 03/15/25)	178	202,956
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	513	525,722
2.70%, 12/15/22	470	491,009
2.88%, 05/11/24 (Call 03/11/24)	639	685,724
3.10%, 07/29/22	217	226,164

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Semiconductors (continued)
3.40%, 03/25/25 (Call 02/25/25)	$1,430	$1,582,023
3.70%, 07/29/25 (Call 04/29/25)	51	57,297
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	650	736,554
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	21	23,415
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	218	235,301
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	25	26,291
Microchip Technology Inc.
2.67%, 09/01/23(b)	224	234,286
4.25%, 09/01/25 (Call 09/01/22)(b)	500	522,025
4.33%, 06/01/23 (Call 05/01/23)	445	480,480
Micron Technology Inc.
2.50%, 04/24/23	185	192,946
4.64%, 02/06/24 (Call 01/06/24)	400	443,916
NXP BV/NXP Funding LLC
3.88%, 09/01/22(b)	210	220,763
4.63%, 06/01/23(b)	270	294,605
4.88%, 03/01/24 (Call 02/01/24)(b)	357	401,032
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(b)	190	203,526
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	618	644,240
2.90%, 05/20/24 (Call 03/20/24)	730	783,816
3.00%, 05/20/22	86	89,051
3.45%, 05/20/25 (Call 02/20/25)	208	230,630
SK Hynix Inc., 3.00%, 09/17/24(d)	200	214,500
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	327	337,000
1.85%, 05/15/22 (Call 04/15/22)	71	72,365
2.25%, 05/01/23 (Call 02/01/23)	17	17,657
2.63%, 05/15/24 (Call 03/15/24)	182	194,502
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	338	362,258
		14,796,312
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., Series WI, 3.84%, 05/01/25 (Call 04/01/25)	136	151,735

Software — 0.6%
Adobe Inc.
1.70%, 02/01/23	482	495,645
1.90%, 02/01/25 (Call 01/01/25)	605	636,611
Ascend Learning LLC 6.88%, 08/01/25 (Call 08/01/21)(b)	300	308,892
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	14	14,676
Blackboard Inc., 10.38%, 11/15/24 (Call 03/01/21)(b)(e)	100	104,605
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(b)	250	270,398
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 10/15/21)(b)	144	146,451
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	38	42,496
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	246	274,484
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/21)(b)	551	565,998
Security	Par (000)	Value

Software (continued)
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	$221	$233,955
3.88%, 06/05/24 (Call 03/05/24)	33	36,230
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	891	952,541
3.50%, 10/01/22 (Call 07/01/22)	455	474,979
3.80%, 10/01/23 (Call 09/01/23)	876	950,118
3.85%, 06/01/25 (Call 03/01/25)	188	210,331
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	73	75,344
Intuit Inc.
0.65%, 07/15/23	1,215	1,224,586
0.95%, 07/15/25 (Call 06/15/25)	1,217	1,230,448
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,210	1,259,429
2.13%, 11/15/22	325	335,933
2.38%, 02/12/22 (Call 01/12/22)	760	775,504
2.38%, 05/01/23 (Call 02/01/23)	538	561,059
2.40%, 02/06/22 (Call 01/06/22)	576	587,687
2.65%, 11/03/22 (Call 09/03/22)	555	576,739
2.70%, 02/12/25 (Call 11/12/24)	269	290,563
2.88%, 02/06/24 (Call 12/06/23)	849	910,332
3.13%, 11/03/25 (Call 08/03/25)	500	554,825
3.63%, 12/15/23 (Call 09/15/23)	816	887,433
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	1,094	1,147,836
2.50%, 05/15/22 (Call 03/15/22)	1,631	1,671,220
2.50%, 10/15/22	926	960,771
2.50%, 04/01/25 (Call 03/01/25)	1,530	1,636,366
2.63%, 02/15/23 (Call 01/15/23)	1,214	1,268,326
2.95%, 11/15/24 (Call 09/15/24)	501	543,009
2.95%, 05/15/25 (Call 02/15/25)	97	105,435
3.40%, 07/08/24 (Call 04/08/24)	1,549	1,688,069
3.63%, 07/15/23	284	306,510
PTC Inc., 3.63%, 02/15/25 (Call 02/15/22)(b)	225	231,077
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 03/01/21)(b)(e)	125	86,286
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	660	700,643
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/21)(b)	839	861,972
TSMC Global Ltd., 0.75%, 09/28/25 (Call 08/28/25)(d)	1,600	1,590,800
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/21)(b)	200	200,000
7.50%, 09/01/25 (Call 09/01/21)(b)	750	770,378
10.50%, 02/01/24 (Call 02/01/21)(b)	400	400,840
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	940	973,887
4.50%, 05/15/25 (Call 04/15/25)	72	81,842
		30,213,559
Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 4.97%, 02/26/24(d)	600	646,824
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 05/15/21)(b)	200	201,490
		848,314
Telecommunications — 1.0%
America Movil SAB de CV, 3.13%, 07/16/22	705	731,811
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	404	418,330
3.00%, 06/30/22 (Call 04/30/22)	1,027	1,061,096

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.40%, 05/15/25 (Call 02/15/25)	$1,145	$1,264,446
3.90%, 03/11/24 (Call 12/11/23)	89	97,309
3.95%, 01/15/25 (Call 10/15/24)	272	303,925
4.05%, 12/15/23	239	263,569
4.45%, 04/01/24 (Call 01/01/24)	1,156	1,285,125
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(d)	450	480,856
5.35%, 05/20/24(d)	450	497,862
Bharti Airtel Ltd., 4.38%, 06/10/25(d)	400	434,912
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	225	248,531
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/21)(b)	250	259,955
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	535	559,770
2.60%, 02/28/23	15	15,714
3.00%, 06/15/22	416	431,683
3.50%, 06/15/25	10	11,216
3.63%, 03/04/24	546	601,097
CommScope Inc., 5.50%, 03/01/24 (Call 03/01/21)(b)	520	534,456
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 06/15/21)(b)	558	569,813
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	168	172,484
Deutsche Telekom International Finance BV, 2.49%, 09/19/23 (Call 07/19/23)(b)	200	209,550
Digicel International Finance Ltd./Digicel Holdings
Bermuda Ltd., 8.75%, 05/25/24 (Call 05/27/21)(d)	200	209,090
Digicel Ltd., 6.75%, 03/01/23 (Call 03/01/21)(d)	400	329,852
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/21)(b)	200	207,804
Empresa Nacional de Telecomunicaciones SA,4.88%, 10/30/24 (Call 07/30/24)(d)	400	432,104
Escrow RCN Corp., 11.63%, 04/15/23(j)(k)	100	7,250
Gogo Intermediate Holdings LLC/Gogo Finance Co.Inc., 9.88%, 05/01/24 (Call 05/01/21)(b)	405	430,539
HC2 Holdings Inc., 8.50%, 02/01/26 (Call 02/01/23)(b)	50	50,063
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(d)	300	325,023
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/21)(b)	350	346,224
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 11/26/21)(d)	200	215,442
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)	200	212,118
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 01/15/22)	350	350,305
5.38%, 05/01/25 (Call 05/01/21)	150	154,100
Ligado Networks LLC (15.50% PIK), 15.50%, 11/01/23(b)(g)	1,375	1,386,440
Lumen Technologies Inc.
5.63%, 04/01/25 (Call 01/01/25)	365	397,806
Series T, 5.80%, 03/15/22.	525	548,483
Series W, 6.75%, 12/01/23	275	305,093
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	400	450,644
Motorola Solutions Inc., 4.00%, 09/01/24	184	204,785
MTN Mauritius Investments Ltd., 4.76%, 11/11/24(d)	400	425,588
Network i2i Ltd., 5.65%, (Call 01/11/25)(a)(d)(f)	200	212,128
Nokia OYJ, 3.38%, 06/12/22	179	184,825
Ooredoo International Finance Ltd., 3.25%, 02/21/23(b)	500	523,080
Oztel Holdings SPC Ltd., 5.63%, 10/24/23(d)	200	212,184
Security	Par (000)	Value

Telecommunications (continued)
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(d)	$200	$210,486
Plantronics Inc., 5.50%, 05/31/23 (Call 05/15/21)(b)	295	295,587
Proven Glory Capital Ltd., 3.25%, 02/21/22(d)	600	605,922
Proven Honour Capital Ltd., 4.13%, 05/19/25(d)	200	209,058
Qwest Corp., 7.25%, 09/15/25	175	210,749
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	413	432,597
3.63%, 12/15/25 (Call 09/15/25)	150	168,609
4.10%, 10/01/23 (Call 07/01/23)	358	389,633
SES SA, 3.60%, 04/04/23(b)	7	7,420
Sprint Communications Inc.
6.00%, 11/15/22	880	946,299
9.25%, 04/15/22	75	81,898
11.50%, 11/15/21	150	161,462
Sprint Corp.
7.13%, 06/15/24	995	1,159,961
7.25%, 09/15/21	400	413,632
7.63%, 02/15/25 (Call 11/15/24)	675	806,780
7.88%, 09/15/23	1,675	1,934,725
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 09/20/29(b)	200	216,962
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	750	815,542
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	350	364,179
Telefonica Emisiones SA, 4.57%, 04/27/23	200	218,102
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	10	10,918
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	100	101,059
3.50%, 04/15/25 (Call 03/15/25)(b)	1,761	1,931,306
4.00%, 04/15/22 (Call 03/16/22)	225	231,624
5.13%, 04/15/25 (Call 04/15/21)	150	153,203
6.00%, 03/01/23 (Call 02/08/21)	250	250,583
6.00%, 04/15/24 (Call 04/15/21)	433	437,646
Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25 (Call 11/12/23)(b)	400	395,100
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/21)(b)	160	155,957
Turk Telekomunikasyon AS
4.88%, 06/19/24(d)	300	311,664
6.88%, 02/28/25(d)	200	221,214
VEON Holdings BV
4.00%, 04/09/25 (Call 01/09/25)(b)	800	847,768
4.95%, 06/16/24 (Call 03/16/24)(d)	300	324,834
5.95%, 02/13/23(d)	600	651,036
7.25%, 04/26/23 (Call 01/26/23)(d)	400	439,792
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	5,000	4,993,950
2.45%, 11/01/22 (Call 08/01/22)	537	553,942
2.95%, 03/15/22	1,256	1,293,429
3.38%, 02/15/25	1,102	1,212,453
3.50%, 11/01/24 (Call 08/01/24)	391	430,339
4.15%, 03/15/24 (Call 12/15/23)	228	251,039
5.15%, 09/15/23	1,794	2,011,648
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/21)(b)	400	408,856
Vodafone Group PLC
2.50%, 09/26/22	126	130,251
2.95%, 02/19/23	186	195,497
3.75%, 01/16/24	1,416	1,545,012

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.13%, 05/30/25	$123	$139,655
		47,853,858
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/01/21)(d)	200	172,244
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	623	657,415
		829,659
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	102	105,623
3.00%, 11/19/24 (Call 10/19/24)	177	190,592
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)	141	143,673
6.75%, 12/31/25 (Call 12/31/21)(b)	100	105,113
		545,001
Transportation — 0.5%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/21)(b)	275	247,968
AP Moller - Maersk A/S
3.75%, 09/22/24 (Call 06/22/24)(b)	93	100,889
3.88%, 09/28/25 (Call 06/28/25)(b)	110	122,265
BPHL Capital Management Ltd., 5.95%, 02/27/23(d)	200	181,212
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	452	474,374
3.00%, 04/01/25 (Call 01/01/25)	250	272,400
3.05%, 03/15/22 (Call 12/15/21)	353	361,384
3.05%, 09/01/22 (Call 06/01/22)	387	400,855
3.40%, 09/01/24 (Call 12/01/23)	130	142,276
3.65%, 09/01/25 (Call 06/01/25)	200	224,996
3.75%, 04/01/24 (Call 01/01/24)	630	689,793
3.85%, 09/01/23 (Call 06/01/23)	595	643,070
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	18	19,502
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	691	745,078
4.45%, 03/15/23 (Call 12/15/22)	48	51,513
COSCO Finance 2011 Ltd., 4.00%, 12/03/22(d)	200	209,364
CRCC Chengan Ltd., 3.97%, (Call 06/27/24)(a)(d)(f)	400	408,208
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	323	352,878
Eastern Creation II Investment Holdings Ltd., 2.80%, 07/15/22(d)	400	409,808
FedEx Corp.
2.63%, 08/01/22	581	600,440
3.20%, 02/01/25	77	84,152
3.80%, 05/15/25 (Call 04/15/25)	1,144	1,284,563
4.00%, 01/15/24	357	393,689
Georgian Railway JSC, 7.75%, 07/11/22(d)	200	212,820
Hidrovias International Finance SARL, 5.95%, 01/24/25 (Call 01/24/22)(d)	300	316,653
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	70	72,649
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	345	360,749
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 03/01/21)(b)	140	140,106
Security	Par (000)	Value

Transportation (continued)
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 03/02/21)(b)	$196	$111,720
Navios South American Logistics Inc./Navios Logistics Finance US Inc., 10.75%, 07/01/25 (Call 08/01/22)(d)	200	220,020
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	362	378,200
3.00%, 04/01/22 (Call 01/01/22)	302	309,402
3.65%, 08/01/25 (Call 06/01/25)	190	212,173
3.85%, 01/15/24 (Call 10/15/23)	182	198,458
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(d)	600	655,704
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23(d)	200	212,916
4.88%, 10/01/24(d)	200	220,858
Rumo Luxembourg Sarl, 7.38%, 02/09/24 (Call 02/09/21)(d)	500	518,915
Russian Railways via RZD Capital PLC, 5.70%, 04/05/22(d)	600	631,200
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	239	246,337
2.50%, 09/01/24 (Call 08/01/24)	174	184,464
2.80%, 03/01/22 (Call 02/01/22)	130	133,059
2.88%, 06/01/22 (Call 05/01/22)	117	120,535
3.40%, 03/01/23 (Call 02/01/23)	361	381,620
3.65%, 03/18/24 (Call 02/18/24)	303	330,661
3.75%, 06/09/23 (Call 05/09/23)	250	268,303
3.88%, 12/01/23 (Call 11/01/23)	401	437,162
4.63%, 06/01/25 (Call 05/01/25)	314	361,810
SCF Capital Designated Activity Co., 5.38%, 06/16/23(d)	400	425,992
Teekay Corp., 9.25%, 11/15/22 (Call 11/15/21)(b)	114	113,896
Transnet SOC Ltd., 4.00%, 07/26/22(b)	200	204,294
Ukraine Railways Via Rail Capital Markets PLC,8.25%, 07/09/24(d)	200	210,212
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	89	93,074
2.95%, 03/01/22	263	270,548
2.95%, 01/15/23 (Call 10/15/22)	140	146,014
3.15%, 03/01/24 (Call 02/01/24)	467	503,977
3.25%, 01/15/25 (Call 10/15/24)	173	188,513
3.25%, 08/15/25 (Call 05/15/25)	31	34,232
3.50%, 06/08/23 (Call 05/08/23)	705	753,666
3.65%, 02/15/24 (Call 11/15/23)	477	518,480
3.75%, 03/15/24 (Call 12/15/23)	56	61,222
3.75%, 07/15/25 (Call 05/15/25)	100	112,607
4.16%, 07/15/22 (Call 04/15/22)	356	372,283
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	430	454,936
2.35%, 05/16/22 (Call 04/16/22)	366	375,124
2.45%, 10/01/22	802	830,704
2.50%, 04/01/23 (Call 03/01/23)	610	637,365
2.80%, 11/15/24 (Call 09/15/24)	105	113,331
3.90%, 04/01/25 (Call 03/01/25)	520	585,530
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 08/15/22)(b)	150	167,706
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/21)(b)	162	164,981
6.25%, 05/01/25 (Call 05/01/22)(b)	470	504,023

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
6.75%, 08/15/24 (Call 08/15/21)(b)	$452	$478,017
		23,977,898
Trucking & Leasing — 0.1%
CMB International Leasing Management Ltd., 3.00%, 07/03/24(d)	400	415,324
DAE Funding LLC
4.50%, 08/01/22 (Call 08/01/21)(d)	375	378,368
5.00%, 08/01/24 (Call 08/01/21)(d)	600	622,524
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(b)	415	429,990
6.75%, 03/15/22 (Call 03/15/21)(b)	296	295,908
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	123	133,473
4.35%, 02/15/24 (Call 01/15/24)	214	235,550
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(b)	747	778,733
2.70%, 11/01/24 (Call 10/01/24)(b)	279	297,964
3.38%, 02/01/22 (Call 12/01/21)(b)	459	470,213
3.45%, 07/01/24 (Call 06/01/24)(b)	139	151,210
3.90%, 02/01/24 (Call 01/01/24)(b)	600	654,774
4.00%, 07/15/25 (Call 06/15/25)(b)	37	41,651
4.13%, 08/01/23 (Call 07/01/23)(b)	413	447,469
4.25%, 01/17/23(b)	270	289,227
4.88%, 07/11/22(b)	331	351,343
SMBC Aviation Capital Finance DAC
3.00%, 07/15/22 (Call 06/15/22)(b)	310	318,190
4.13%, 07/15/23 (Call 06/15/23)(b)	260	278,054
		6,589,965
Water — 0.0%
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23 (Call 02/01/21)(d)	300	144,222
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	123	135,839
3.85%, 03/01/24 (Call 12/01/23)	174	189,797
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	25	27,657
		497,515
Total Corporate Bonds & Notes — 37.1%
(Cost: $1,732,183,871)	.	1,785,381,172

Floating Rate Loan Interests
Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 11/01/25(l). USD	242	263,780

Foreign Government Obligations
Angola — 0.0%
Angolan Government International Bond, 9.50%, 11/12/25(d)	500	532,155

Argentina — 0.0%
Provincia de Cordoba, 7.45%, 06/01/27(c)(d)	152	96,701

Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 4.75%, 03/18/24(d)	800	875,880
Security	Par (000)	Value

Azerbaijan (continued)
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(d)	$200	$212,584
		1,088,464
Bahrain — 0.1%
Bahrain Government International Bond
6.13%, 07/05/22(b)(e)	800	838,016
6.13%, 08/01/23(d)	600	645,174
7.00%, 01/26/26(d)	600	693,738
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(d)	600	644,520
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(d)	200	214,522
CBB International Sukuk Programme Co. SPC,6.25%, 11/14/24(d)	600	663,192
		3,699,162
Belarus — 0.0%
Development Bank of the Republic of Belarus JSC, 6.75%, 05/02/24(d)	200	203,078
Republic of Belarus International Bond, 6.88%, 02/28/23(d)	200	208,060
		411,138
Bermuda — 0.0%
Bermuda Government International Bond, 4.85%, 02/06/24(d)	500	556,050

Bolivia — 0.0%
Bolivian Government International Bond, 4.88%, 10/29/22(d)	200	204,348

Brazil — 0.1%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(d)	400	448,036
Brazilian Government International Bond
2.63%, 01/05/23	1,400	1,448,510
2.88%, 06/06/25	600	620,706
4.25%, 01/07/25	1,600	1,746,784
8.75%, 02/04/25(e)	300	377,352
8.88%, 04/15/24	226	280,794
		4,922,182
Canada — 0.9%
Canada Government International Bond
1.63%, 01/22/25	1,270	1,333,297
2.00%, 11/15/22	1,115	1,151,349
CDP Financial Inc.
0.88%, 06/10/25(b)	1,400	1,417,962
1.00%, 04/17/23(b)	1,000	1,015,890
2.75%, 03/07/22(b)	500	513,745
CPPIB Capital Inc., 1.25%, 03/04/25(b)	1,000	1,031,770
Export Development Canada
1.38%, 02/24/23	1,275	1,306,467
2.00%, 05/17/22	1,340	1,371,865
2.50%, 01/24/23	560	585,670
2.63%, 02/21/24	755	808,869
2.75%, 03/15/23	100	105,404
Hydro-Quebec, Series IO, 8.05%, 07/07/24.	580	725,580
OMERS Finance Trust, 2.50%, 05/02/24(b)	500	532,945
Ontario Teachers' Finance Trust
1.38%, 04/15/25(b)	500	516,430
2.13%, 09/19/22(b)	1,260	1,298,354

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Province of Alberta Canada
1.00%, 05/20/25	$1,042	$1,059,537
1.88%, 11/13/24	950	998,118
2.20%, 07/26/22	959	986,926
2.95%, 01/23/24	965	1,037,935
3.35%, 11/01/23	601	650,096
Province of British Columbia Canada
1.75%, 09/27/24	1,500	1,576,350
2.00%, 10/23/22	1,817	1,873,836
Province of Manitoba Canada
2.10%, 09/06/22	515	529,765
2.13%, 05/04/22	519	531,347
3.05%, 05/14/24	257	278,621
Series GX, 2.60%, 04/16/24.	505	540,401
Province of New Brunswick Canada, 2.50%, 12/12/22	106	109,849
Province of Ontario Canada
0.63%, 01/21/26	1,000	998,700
2.20%, 10/03/22	579	597,800
2.25%, 05/18/22	1,141	1,170,723
2.40%, 02/08/22	620	633,764
2.45%, 06/29/22	333	343,320
2.55%, 04/25/22	920	945,916
3.05%, 01/29/24	1,857	2,006,191
3.20%, 05/16/24	1,092	1,191,994
3.40%, 10/17/23	1,162	1,258,585
Province of Quebec Canada
0.60%, 07/23/25	3,000	3,006,390
2.63%, 02/13/23	765	801,858
Series QO, 2.88%, 10/16/24	670	730,320
Series QW, 2.50%, 04/09/24(e)	1,350	1,441,827
Series QX, 1.50%, 02/11/25	1,431	1,489,099
		40,504,865
Chile — 0.0%
Chile Government International Bond, 3.13%, 03/27/25	200	219,344

China — 0.2%
China Development Bank, 1.00%, 10/27/25(d)	1,000	1,000,490
China Government International Bond
0.40%, 10/21/23(d)	1,500	1,503,675
0.55%, 10/21/25(d)	1,500	1,494,195
1.88%, 12/03/22(d)	800	822,872
1.95%, 12/03/24(d)	500	528,015
2.13%, 11/02/22(d)	800	825,416
3.25%, 10/19/23(d)	400	431,624
Export-Import Bank of China (The)
2.63%, 03/14/22(d)	600	613,614
2.75%, 11/28/22(d)	1,000	1,039,050
		8,258,951
Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	900	927,090
4.00%, 02/26/24 (Call 11/26/23)	800	859,704
8.13%, 05/21/24	200	242,614
		2,029,408
Costa Rica — 0.0%
Costa Rica Government International Bond, 4.25%, 01/26/23(d)	1,100	1,089,011
Security	Par (000)	Value

Croatia — 0.0%
Croatia Government International Bond
5.50%, 04/04/23(d)	$900	$993,078
6.00%, 01/26/24(d)	400	461,032
		1,454,110
Denmark — 0.1%
Kommunekredit
0.63%, 06/10/25(d)	2,000	2,013,220
2.25%, 11/16/22(d)	400	414,528
		2,427,748
Dominican Republic — 0.0%
Dominican Republic International Bond
5.50%, 01/27/25(d)	675	753,253
5.88%, 04/18/24(d)	200	217,236
6.88%, 01/29/26(d)	800	946,528
		1,917,017
Egypt — 0.1%
Egypt Government International Bond
4.55%, 11/20/23(d)	200	207,710
5.25%, 10/06/25(d)	600	640,482
5.58%, 02/21/23(d)	600	633,036
5.75%, 05/29/24(d)	1,050	1,131,102
6.20%, 03/01/24(d)	200	216,998
		2,829,328
El Salvador — 0.0%
El Salvador Government International Bond
5.88%, 01/30/25(d)	400	389,696
7.75%, 01/24/23(d)	300	301,515
		691,211
Finland — 0.0%
Finnvera Oyj, 1.63%, 10/23/24(b)	960	1,003,517
Kuntarahoitus Oyj
2.50%, 11/15/23(b)	500	530,735
2.88%, 03/07/23(b)	400	422,108
		1,956,360
France — 0.1%
Caisse d'Amortissement de la Dette Sociale
0.38%, 05/19/23(b)	2,000	2,005,600
0.38%, 09/23/25(b)	2,000	1,983,880
1.88%, 02/12/22(b)(e)	550	559,421
		4,548,901
Gabon — 0.0%
Gabon Government International Bond, 6.38%, 12/12/24(d)	600	627,726

Germany — 0.1%
FMS Wertmanagement
2.00%, 08/01/22	745	765,241
2.75%, 03/06/23	580	610,804
2.75%, 01/30/24	1,510	1,621,393
State of North Rhine-Westphalia Germany, 1.50%, 02/13/23(d)	1,000	1,025,790
		4,023,228
Guatemala — 0.0%
Guatemala Government Bond, 5.75%, 06/06/22(d)	200	210,708

Hong Kong — 0.0%
Hong Kong Government International Bond, 2.50%, 05/28/24(b)	200	213,082

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	$450	$494,370
5.38%, 03/25/24	600	685,362
5.75%, 11/22/23	1,348	1,538,877
		2,718,609
India — 0.0%
Export-Import Bank of India
3.88%, 03/12/24(d)	200	215,100
4.00%, 01/14/23(d)	600	632,862
		847,962
Indonesia — 0.2%
Indonesia Government International Bond
2.95%, 01/11/23	1,140	1,187,128
3.38%, 04/15/23(d)	646	682,434
3.75%, 04/25/22(d)	450	466,551
4.13%, 01/15/25(d)	600	669,174
4.45%, 02/11/24	200	220,546
4.75%, 01/08/26(d)	1,000	1,162,330
5.38%, 10/17/23(d)	400	450,040
5.88%, 01/15/24(d)	800	912,888
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 04/06/24(d)	200	214,134
Perusahaan Penerbit SBSN Indonesia III
2.30%, 06/23/25(d)	600	626,286
3.30%, 11/21/22(d)	200	209,186
3.40%, 03/29/22(d)	400	412,592
3.75%, 03/01/23(d)	700	742,105
3.90%, 08/20/24(d)	800	879,096
4.33%, 05/28/25(d)	300	339,582
4.35%, 09/10/24(d)	400	446,440
		9,620,512
Iraq — 0.0%
Iraq International Bond, 6.75%, 03/09/23(d)	300	294,771

Israel — 0.0%
Israel Government AID Bond, 5.50%, 09/18/23	380	432,174
Israel Government International Bond
3.15%, 06/30/23	500	531,860
4.00%, 06/30/22	500	525,655
		1,489,689
Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	1,475	1,552,644
6.88%, 09/27/23	1,576	1,827,545
		3,380,189
Japan — 0.3%
Development Bank of Japan Inc.
1.88%, 10/02/24(d)	500	524,325
2.50%, 10/18/22(d)	900	932,634
3.13%, 09/06/23(b)	985	1,054,768
Japan Bank for International Cooperation
0.63%, 05/22/23	1,000	1,006,980
0.63%, 07/15/25	1,000	998,950
1.75%, 01/23/23	1,900	1,954,397
1.75%, 10/17/24	250	261,573
2.38%, 07/21/22	700	721,518
2.38%, 11/16/22	910	943,916
2.50%, 06/01/22	940	967,805
2.50%, 05/23/24	1,750	1,868,702
Security	Par (000)	Value
Japan (continued)
2.50%, 05/28/25	$1,000	$1,081,100
3.00%, 05/29/24	500	542,415
3.25%, 07/20/23	655	701,734
3.38%, 10/31/23	400	432,780
Japan Finance Organization for Municipalities, 1.00%, 05/21/25(b)	500	507,180
		14,500,777
Jersey — 0.1%
IDB Trust Services Ltd.
1.81%, 02/26/25(d)	1,000	1,038,310
1.96%, 10/02/24(d)	500	521,090
2.39%, 04/12/22(d)	500	511,265
2.84%, 04/25/24(d)	500	533,910
3.39%, 09/26/23(d)	500	536,335
		3,140,910
Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(d)	200	213,498
6.13%, 01/29/26(d)	600	668,766
		882,264
Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(d)	1,000	1,109,420
5.13%, 07/21/25(d)	200	236,244
		1,345,664
Kenya — 0.0%
Kenya Government International Bond, 6.88%, 06/24/24(d)	700	773,409

Kuwait — 0.0%
Kuwait International Government Bond, 2.75%, 03/20/22(d)	1,400	1,433,502

Lebanon — 0.0%
Lebanon Government International Bond
6.00%, 01/27/23(d)(j)	700	90,335
6.10%, 10/04/22(d)(j)	150	19,875
6.20%, 02/26/25(d)(j)	200	25,970
6.25%, 05/27/22(j)	185	24,666
6.25%, 11/04/24(d)(j)	100	12,930
6.40%, 05/26/23(j)	100	12,936
6.65%, 04/22/24(d)(j)	250	32,320
		219,032
Lithuania — 0.0%
Lithuania Government International Bond, 6.63%, 02/01/22(d)	1,600	1,699,104

Malaysia — 0.0%
1MDB Global Investments Ltd., 4.40%, 03/09/23(d)	1,000	1,002,580
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(d)	652	712,812
		1,715,392
Mexico — 0.1%
Mexico Government International Bond
3.60%, 01/30/25	200	222,262
3.90%, 04/27/25 (Call 03/27/25)	300	336,294
4.00%, 10/02/23	1,670	1,825,377
4.13%, 01/21/26	1,000	1,143,650
8.00%, 09/24/22	300	335,262
		3,862,845

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mongolia — 0.0%
Development Bank of Mongolia LLC, 7.25%, 10/23/23(d)	$200	$217,686
Mongolia Government International Bond
5.13%, 12/05/22(d)	650	671,184
5.63%, 05/01/23(d)	400	419,044
		1,307,914
Morocco — 0.0%
Morocco Government International Bond, 4.25%, 12/11/22(d)	420	442,588
Nigeria — 0.0%
Africa Finance Corp., 3.88%, 04/13/24(d)	200	213,696
Nigeria Government International Bond
6.38%, 07/12/23(d)	200	216,680
7.63%, 11/21/25(d)	600	687,882
		1,118,258
Norway — 0.1%
Kommunalbanken AS
0.38%, 09/11/25(b)	1,000	992,940
0.88%, 03/12/25(b)	1,000	1,017,250
2.00%, 06/19/24(b)	1,050	1,108,138
2.50%, 01/11/23(b)	450	469,881
2.75%, 02/05/24(b)	500	536,575
		4,124,784
Oman — 0.1%
Oman Government International Bond
3.88%, 03/08/22(d)	600	606,330
4.13%, 01/17/23(d)	500	508,125
4.88%, 02/01/25(d)	400	418,596
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(d)	700	722,008
5.93%, 10/31/25(d)	400	441,288
		2,696,347
Pakistan — 0.0%
Pakistan Government International Bond
8.25%, 04/15/24(d)	400	442,704
8.25%, 09/30/25(d)	200	223,488
Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/05/22(d)	400	411,980
		1,078,172
Panama — 0.0%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	700	771,645
4.00%, 09/22/24 (Call 06/24/24)	500	551,040
		1,322,685
Peru — 0.0%
Fondo MIVIVIENDA SA, 3.50%, 01/31/23(d)	570	598,443
Peruvian Government International Bond, 7.35%, 07/21/25	700	890,351
		1,488,794
Philippines — 0.1%
Philippine Government International Bond, 4.20%, 01/21/24	2,000	2,218,000

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	1,368	1,443,267
4.00%, 01/22/24	221	244,064
Security	Par (000)	Value
Poland (continued)
5.00%, 03/23/22	$1,603	$1,691,197
		3,378,528
Qatar — 0.1%
Qatar Government International Bond
3.38%, 03/14/24(d)	800	865,056
3.40%, 04/16/25(d)	1,000	1,099,760
3.88%, 04/23/23(d)	900	965,430
SoQ Sukuk A QSC, 3.24%, 01/18/23(d)	550	578,419
		3,508,665
Romania — 0.0%
Romanian Government International Bond
4.38%, 08/22/23(d)	600	654,522
4.88%, 01/22/24(d)	150	167,628
6.75%, 02/07/22(d)	700	742,966
		1,565,116
Russia — 0.1%
Russian Foreign Bond-Eurobond
4.50%, 04/04/22(d)	1,400	1,456,154
4.88%, 09/16/23(d)	800	880,448
		2,336,602
Saudi Arabia — 0.1%
KSA Sukuk Ltd., 2.89%, 04/20/22(d)	2,000	2,057,820
Saudi Government International Bond
2.88%, 03/04/23(d)	1,450	1,515,105
2.90%, 10/22/25(d)	1,000	1,075,510
4.00%, 04/17/25(d)	1,600	1,784,432
		6,432,867
Senegal — 0.0%
Senegal Government International Bond, 6.25%, 07/30/24(d)	200	221,548

Slovenia — 0.0%
Slovenia Government International Bond, 5.25%, 02/18/24(b)	600	686,754

South Africa — 0.1%
Republic of South Africa Government
International Bond
4.67%, 01/17/24	200	214,650
5.88%, 05/30/22	800	848,920
5.88%, 09/16/25	800	903,280
		1,966,850
South Korea — 0.2%
Export-Import Bank of Korea
1.00%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)	200	202,056
1.13%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)	1,000	1,011,530
1.41%, 04/27/23, (3 mo. LIBOR US + 1.200%)(a)(d)	600	611,646
1.88%, 02/12/25	600	627,246
3.00%, 11/01/22	200	209,128
4.00%, 01/14/24	200	220,746
5.00%, 04/11/22	900	949,599
Industrial Bank of Korea
1.04%, 06/22/25(d)(e)	200	202,350
2.13%, 10/23/24(d)	400	421,860
Korea Development Bank (The)
0.40%, 06/19/24	1,000	998,750
0.50%, 10/27/23	400	401,028
1.25%, 06/03/25(d)	800	817,520

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
South Korea (continued)
1.75%, 02/18/25	$500	$520,450
Korea International Bond
2.00%, 06/19/24	600	631,104
3.88%, 09/11/23	200	218,228
Korea National Oil Corp.
0.88%, 10/05/25(d)	1,000	1,002,170
2.88%, 03/27/22(d)	400	411,264
Suhyup Bank, 3.63%, 01/29/24(d)	200	217,620
		9,674,295
Sri Lanka — 0.0%
Sri Lanka Government International Bond
5.75%, 04/18/23(d)	600	396,024
5.88%, 07/25/22(d)	654	455,635
6.35%, 06/28/24(d)	400	254,052
6.85%, 03/14/24(d)	400	256,024
6.85%, 11/03/25(d)	400	249,504
		1,611,239
Supranational — 2.4%
Africa Finance Corp., 3.13%, 06/16/25(d)	200	208,716
African Development Bank
0.50%, 04/22/22	5	5,020
0.75%, 04/03/23	1,402	1,418,544
1.63%, 09/16/22	167	170,911
2.13%, 11/16/22	1,472	1,522,828
3.00%, 09/20/23	1,609	1,726,039
African Export-Import Bank (The)
4.13%, 06/20/24(d)	250	269,560
5.25%, 10/11/23(d)	650	713,154
Asian Development Bank
0.25%, 07/14/23	28	28,025
0.38%, 09/03/25	2,200	2,187,482
0.63%, 04/07/22	10	10,055
0.63%, 04/29/25	2,005	2,021,020
1.50%, 10/18/24	2,938	3,062,630
1.63%, 01/24/23	1,038	1,067,407
1.75%, 09/13/22	1,848	1,895,142
1.88%, 02/18/22	480	488,606
1.88%, 07/19/22	7	7,175
1.88%, 08/10/22	5	5,130
2.00%, 02/16/22	889	905,989
2.00%, 01/22/25	174	184,988
2.63%, 01/30/24	1,614	1,727,819
2.75%, 03/17/23	1,693	1,784,845
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	245	245,123
0.50%, 05/28/25	508	508,681
2.25%, 05/16/24	2,082	2,214,519
Central American Bank for Economic Integration,2.00%, 05/06/25(b)	400	420,028
Corp. Andina de Fomento, 4.38%, 06/15/22	750	787,972
Council of Europe Development Bank
0.25%, 06/10/23	14	14,010
0.25%, 10/20/23	320	320,099
1.75%, 09/26/22	756	775,482
2.50%, 02/27/24	345	368,405
2.63%, 02/13/23	1,005	1,054,406
European Bank for Reconstruction & Development
0.25%, 07/10/23	269	269,124
0.50%, 05/19/25	1,000	1,002,780
Security	Par (000)	Value
Supranational (continued)
1.50%, 02/13/25	$1,150	$1,200,657
1.63%, 09/27/24	31	32,463
1.88%, 02/23/22	800	814,432
2.13%, 03/07/22	290	296,192
2.75%, 03/07/23	435	458,207
European Investment Bank
0.25%, 09/15/23	1,415	1,416,514
0.63%, 07/25/25	2,715	2,735,362
1.38%, 09/06/22	5	5,096
1.38%, 05/15/23	115	118,091
1.63%, 03/14/25	2,240	2,351,866
1.88%, 02/10/25	635	672,916
2.00%, 12/15/22	1,340	1,385,828
2.25%, 03/15/22	1,175	1,202,612
2.25%, 08/15/22	1,380	1,424,174
2.25%, 06/24/24	1,851	1,973,573
2.38%, 06/15/22	2,541	2,618,018
2.50%, 03/15/23	2,309	2,421,841
2.63%, 05/20/22	1,133	1,169,426
2.63%, 03/15/24	2,910	3,123,739
2.88%, 08/15/23	1,752	1,870,278
3.13%, 12/14/23	399	431,906
3.25%, 01/29/24	3,479	3,790,057
European Stability Mechanism, 1.38%, 09/11/24(b)	1,000	1,036,720
Inter-American Development Bank
0.25%, 11/15/23	115	115,054
0.50%, 05/24/23	2,615	2,633,096
0.88%, 04/03/25	2,108	2,146,914
1.75%, 04/14/22	1,030	1,049,745
1.75%, 09/14/22	973	997,928
1.75%, 03/14/25	1,710	1,803,263
2.13%, 01/15/25	1,071	1,144,021
2.50%, 01/18/23	1,662	1,737,272
2.63%, 01/16/24	1,251	1,338,045
3.00%, 10/04/23	714	766,807
3.00%, 02/21/24	1,737	1,880,963
Inter-American Investment Corp., 1.75%, 10/02/24(d)	2,000	2,096,440
International Bank for Reconstruction & Development
0.38%, 07/28/25	2,151	2,141,277
0.50%, 10/28/25	2,400	2,399,352
0.63%, 04/22/25	3,115	3,141,571
0.75%, 03/11/25	2,115	2,144,166
1.50%, 08/28/24	372	387,475
1.63%, 02/10/22	2,399	2,435,129
1.63%, 01/15/25	1,009	1,058,280
1.75%, 04/19/23	21	21,724
1.88%, 10/07/22	5	5,143
1.88%, 06/19/23	288	299,448
2.13%, 07/01/22	1,055	1,084,318
2.13%, 02/13/23	315	327,361
2.13%, 03/03/25	215	229,990
2.50%, 03/19/24	4,450	4,759,097
2.50%, 11/25/24	1,418	1,533,042
2.50%, 07/29/25	1,563	1,702,404
3.00%, 09/27/23	1,975	2,120,024
7.63%, 01/19/23	1,826	2,092,139
International Development Association, 2.75%, 04/24/23(b)	300	316,782
International Finance Corp.
0.38%, 07/16/25	2,341	2,330,817

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Supranational (continued)
1.38%, 10/16/24	$1,139	$1,182,874
2.00%, 10/24/22	887	915,065
2.88%, 07/31/23	562	599,182
Nordic Investment Bank
0.38%, 09/11/25	2,000	1,989,500
2.13%, 02/01/22	540	550,487
2.25%, 05/21/24	1,000	1,064,180
		116,482,057
Sweden — 0.3%
Kommuninvest I Sverige AB
0.38%, 02/16/24(b)	1,000	1,002,390
1.63%, 10/24/22(b)	1,000	1,024,460
2.63%, 09/15/22(b)(e)	1,000	1,039,230
Svensk Exportkredit AB
0.50%, 08/26/25	2,000	1,990,800
0.63%, 05/14/25	1,050	1,054,630
1.75%, 12/12/23	200	208,314
2.00%, 08/30/22	500	514,075
2.38%, 03/09/22	450	460,624
2.88%, 03/14/23	960	1,013,088
Sweden Government International Bond
0.75%, 03/30/22(b)	1,200	1,208,460
2.38%, 02/15/23(b)	1,325	1,384,188
2.50%, 02/28/22(b)	1,267	1,298,802
		12,199,061
Tunisia — 0.0%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(d)	628	572,353

Turkey — 0.3%
Export Credit Bank of Turkey AS, 4.25%, 09/18/22(d)	400	400,048
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(d)	400	406,724
5.00%, 04/06/23(d)	400	410,784
5.80%, 02/21/22(d)	800	821,088
Istanbul Metropolitan MU, 6.38%, 12/09/25(d)	200	205,510
Turkey Government International Bond
3.25%, 03/23/23	800	797,304
4.25%, 03/13/25	1,200	1,203,696
4.75%, 01/26/26	800	812,416
5.13%, 03/25/22	271	277,439
5.60%, 11/14/24	1,000	1,051,830
5.75%, 03/22/24	800	843,056
6.25%, 09/26/22	980	1,025,403
6.35%, 08/10/24	900	967,626
6.38%, 10/14/25	1,400	1,517,726
7.25%, 12/23/23	1,000	1,095,150
7.38%, 02/05/25	1,150	1,283,964
Turkiye Ihracat Kredi Bankasi AS
5.38%, 10/24/23(d)	200	203,412
8.25%, 01/24/24(d)	400	435,444
		13,758,620
Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 09/01/22(d)	700	743,057
7.75%, 09/01/23(d)	430	468,124
7.75%, 09/01/24(d)	450	496,174
7.75%, 09/01/25(d)	600	669,264
Security	Par (000)	Value
Ukraine (continued)
8.99%, 02/01/24(d)	$400	$450,068
		2,826,687
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
0.75%, 09/02/23(d)	1,000	1,004,170
2.13%, 09/30/24(d)	800	838,144
2.50%, 10/11/22(d)	1,400	1,447,054
2.50%, 04/16/25(d)	1,400	1,491,742
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23(d)	400	420,144
6.45%, 05/02/22(d)	200	214,338
RAK Capital, 3.09%, 03/31/25(d)	500	531,320
		5,946,912
United Kingdom — 0.1%
Bank of England Euro Note, 0.50%, 04/28/23(b)	2,300	2,314,743

Uruguay — 0.0%
Uruguay Government International Bond
4.50%, 08/14/24(e)	400	440,500
8.00%, 11/18/22	320	348,710
		789,210
Venezuela — 0.0%
Venezuela Government International Bond
9.00%, 05/07/23(d)(j)	100	9,568
12.75%, 08/23/22(d)(j)	300	28,500
		38,068
Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(d)	454	512,103

Zambia — 0.0%
Zambia Government International Bond
5.38%, 09/20/22(d)(j)	367	187,229
8.50%, 04/14/24(d)(j)	200	105,960
		293,189
Total Foreign Government Obligations — 7.0%
(Cost: $328,363,352)		335,348,838

Municipal Debt Obligations

California — 0.1%
State of California GO BAB, 5.70%, 11/01/21	2,400	2,498,184
University of California RB, Series BG, 0.88%, 05/15/25 (Call 04/15/25)	70	71,165
		2,569,349
Florida — 0.0%
State Board of Administration Finance Corp. RB 1.26%, 07/01/25	500	513,170
Series A, 2.64%, 07/01/21	100	101,013
		614,183
New York — 0.0%
New York State Urban Development Corp. RB, Series B, 2.10%, 03/15/22	125	126,325

Total Municipal Debt Obligations — 0.1%
(Cost: $3,274,849).	.	3,309,857

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government & Agency Obligations

Mortgage-Backed Securities — 7.1%
Federal Home Loan Mortgage Corp.
1.50%, 02/18/36(m)	$28,075	$28,787,842
2.00%, 02/18/36(m)	59,599	62,269,314
2.50%, 01/01/30	581	610,288
2.50%, 08/01/31	430	457,760
2.50%, 10/01/31	1,128	1,189,261
2.50%, 12/01/31	587	618,487
2.50%, 02/01/32	657	698,699
2.50%, 01/01/33	1,849	1,975,593
2.60%, 02/01/45, (12 mo. LIBOR US + 1.622%)(a)	20	21,112
3.00%, 05/01/29	238	253,384
3.00%, 05/01/30	529	563,834
3.00%, 06/01/30	45	48,405
3.00%, 07/01/30	348	372,069
3.00%, 12/01/30	541	575,780
3.00%, 05/01/31	215	228,783
3.00%, 06/01/31	141	149,127
3.50%, 05/01/32	111	120,351
3.50%, 09/01/32	97	104,915
3.50%, 07/01/33	282	299,807
3.50%, 06/01/34	1,365	1,452,420
4.00%, 05/01/33	251	267,348
Federal National Mortgage Association
2.00%, 12/01/35	9,553	9,991,124
2.50%, 02/15/35(m)	19,739	20,740,600
3.00%, 02/18/36(m)	21,870	23,120,691
3.50%, 02/01/34	4,143	4,535,353
3.50%, 02/18/36(m)	13,399	14,271,243
4.00%, 02/18/36(m)	3,429	3,649,267
4.50%, 02/18/36(m)	112	117,550
5.00%, 02/18/36(m)	178	186,597
Series 2012-M13, Class A2, 2.38%, 05/25/22	514	519,898
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	92	99,400
FHLMC Multifamily Structured Pass Through Certificates
Series K017, Class A2, 2.87%, 12/25/21 (Call 12/25/21)	665	671,805
Series K020, Class A2, 2.37%, 05/25/22 (Call 05/25/22)	100	101,521
Series K022, Class A2, 2.36%, 07/25/22	3,000	3,057,595
Series K027, Class A2, 2.64%, 01/25/23 (Call 01/25/23)	2,358	2,434,681
Series K028, Class A2, 3.11%, 02/25/23 (Call 02/25/23)	500	521,116
Series K030, Class A2, 3.25%, 04/25/23 (Call 04/25/23)(a)	2,500	2,640,446
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	2,000	2,120,443
Series K034, Class A2, 3.53%, 07/25/23 (Call 07/25/23)(a)	1,250	1,340,110
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	500	539,696
Series K038, Class A1, 2.60%, 10/25/23 (Call 01/25/23)	26	26,735
Series K045, Class A1, 2.49%, 11/25/24 (Call 11/25/24)	2,933	2,990,416
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	1,000	1,103,833
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K067, Class A1, 2.90%, 03/25/27 (Call 03/25/27)	$3,634	$3,908,706
Series K-1512, Class A2, 2.99%, 05/25/31	460	518,957
Series K-1512, Class A3, 3.06%, 04/25/34	450	513,522
Series K722, Class A2, 2.41%, 03/25/23 (Call 03/25/23)	1,700	1,746,487
Series K724, Class A2, 3.06%, 11/25/23 (Call 11/25/23)(a)	1,500	1,599,690
Series K725, Class A1, 2.67%, 05/25/23 (Call 05/25/23)	484	490,979
Series K729, Class A1, 2.95%, 02/25/24 (Call 02/25/24)	1,865	1,910,567
Uniform Mortgage-Backed Securities
2.00%, 02/01/36	3,974	4,165,053
2.25%, 12/01/44, (12 mo. LIBOR US + 1.576%)(a)	18	18,217
2.50%, 07/01/28	736	773,426
2.50%, 12/01/29	190	199,397
2.50%, 03/01/30	99	104,831
2.50%, 07/01/30	121	127,984
2.50%, 08/01/30	356	374,753
2.50%, 12/01/30	58	61,362
2.50%, 01/01/31	53	56,228
2.50%, 08/01/31	1,202	1,285,469
2.50%, 09/01/31	1,060	1,116,670
2.50%, 10/01/31	5,136	5,407,687
2.50%, 12/01/31	1,543	1,625,838
2.50%, 01/01/32	6,388	6,789,554
2.50%, 02/01/32	1,158	1,233,387
2.50%, 03/01/32	1,142	1,203,625
2.50%, 04/01/32	7,794	8,301,636
2.50%, 07/01/32	8,722	9,330,346
2.50%, 10/01/32	158	169,539
2.50%, 01/01/33	1,397	1,471,422
2.50%, 07/01/35	10,633	11,399,249
2.50%, 10/01/35	22,420	23,898,578
3.00%, 10/01/27	57	60,040
3.00%, 10/01/28	290	309,617
3.00%, 11/01/28	265	282,028
3.00%, 03/01/30	6,113	6,470,472
3.00%, 04/01/30	126	133,930
3.00%, 07/01/30	81	86,111
3.00%, 08/01/30	301	320,868
3.00%, 09/01/30	491	522,673
3.00%, 10/01/30	222	236,702
3.00%, 11/01/30	61	65,451
3.00%, 12/01/30	214	228,496
3.00%, 01/01/31	2,751	2,943,537
3.00%, 02/01/31	1,406	1,508,408
3.00%, 03/01/31	303	325,658
3.00%, 04/01/31	132	142,521
3.00%, 06/01/31	793	851,687
3.00%, 07/01/31	958	1,038,317
3.00%, 09/01/31	249	267,795
3.00%, 10/01/31	63	67,417
3.00%, 01/01/32	892	964,382
3.00%, 02/01/32	2,926	3,160,579
3.00%, 03/01/32	261	281,317
3.00%, 06/01/32	908	967,211
3.00%, 08/01/32	530	576,084
3.00%, 11/01/32	824	895,932

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/01/32	$1,581	$1,697,449
3.00%, 02/01/33	925	1,005,470
3.00%, 10/01/33	1,259	1,331,567
3.00%, 07/01/34	699	738,535
3.00%, 09/01/34	6,139	6,623,077
3.00%, 11/01/34	845	907,692
3.00%, 12/01/34	8,463	8,934,591
3.50%, 01/01/27	11	11,826
3.50%, 12/01/29	22	24,162
3.50%, 07/01/30	252	271,442
3.50%, 10/01/30	122	131,623
3.50%, 11/01/30	15	15,787
3.50%, 03/01/31	150	161,153
3.50%, 06/01/31	246	266,949
3.50%, 01/01/32	124	135,964
3.50%, 05/01/32	213	232,320
3.50%, 06/01/32	221	241,943
3.50%, 07/01/32	72	77,346
3.50%, 08/01/32	71	77,902
3.50%, 09/01/32	470	507,460
3.50%, 10/01/32	77	84,583
3.50%, 11/01/32	54	58,846
3.50%, 03/01/33	652	713,159
3.50%, 04/01/33	949	1,038,147
3.50%, 05/01/33	541	592,363
3.50%, 06/01/33	1,246	1,326,685
3.50%, 07/01/34	1,952	2,078,677
3.50%, 08/01/34	1,377	1,466,307
3.50%, 01/01/35	801	864,654
3.53%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	52	54,367
4.00%, 07/01/29	147	155,921
4.00%, 07/01/32	480	511,209
4.00%, 05/01/33	566	602,562
4.00%, 06/01/33	270	287,209
4.00%, 07/01/33	186	197,893
4.00%, 12/01/33	1,368	1,455,245
		343,237,176
U.S. Government Agency Obligations — 1.9%
Federal Farm Credit Banks Funding Corp.
1.85%, 07/26/24	35	36,845
1.90%, 06/24/21	115	115,777
2.85%, 09/20/21	645	655,765
Federal Home Loan Banks
1.13%, 07/14/21	970	974,540
1.50%, 08/15/24	260	271,526
1.88%, 11/29/21	200	202,950
2.13%, 06/10/22	600	616,440
2.13%, 06/09/23	300	313,821
2.38%, 09/10/21	600	608,232
2.63%, 12/10/21	650	663,813
2.88%, 12/10/21	275	281,306
3.00%, 12/09/22	3,724	3,921,335
3.38%, 09/08/23	1,105	1,195,323
3.63%, 06/11/21	6,915	6,999,847
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	615	615,117
0.25%, 08/24/23	10,000	10,019,000
0.25%, 12/04/23	2,470	2,472,840
1.13%, 08/12/21	1,150	1,156,360
2.38%, 02/16/21	900	900,810
Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
2.38%, 01/13/22	$3,720	$3,799,794
2.75%, 06/19/23	4,195	4,454,796
Federal National Mortgage Association
0.25%, 07/10/23	15,000	15,034,800
0.50%, 06/17/25	13,000	13,048,100
0.63%, 04/22/25	200	202,010
1.25%, 05/06/21	1,700	1,705,100
1.25%, 08/17/21	900	905,724
1.38%, 02/26/21	850	850,757
1.38%, 10/07/21	875	882,700
1.75%, 07/02/24	6,850	7,196,130
1.88%, 04/05/22	1,500	1,530,930
2.00%, 01/05/22	790	803,975
2.00%, 10/05/22	1,800	1,856,484
2.25%, 04/12/22	525	538,346
2.38%, 01/19/23	2,610	2,724,161
2.50%, 02/05/24	705	752,228
2.63%, 01/11/22	410	419,766
2.63%, 09/06/24	2,350	2,549,914
2.88%, 09/12/23	800	856,160
		92,133,522
U.S. Government Obligations — 43.0%
U.S. Treasury Note/Bond
0.13%, 04/30/22	11,000	11,003,438
0.13%, 05/31/22	2,100	2,100,656
0.13%, 06/30/22	10,000	10,003,125
0.13%, 07/31/22	1,000	1,000,273
0.13%, 08/31/22	10,000	10,002,344
0.13%, 09/30/22	26,000	26,005,078
0.13%, 11/30/22	4,000	4,000,938
0.13%, 12/31/22	22,900	22,904,473
0.13%, 07/15/23	12,000	11,994,375
0.13%, 08/15/23	5,000	4,996,484
0.13%, 09/15/23	50,000	49,957,031
0.13%, 10/15/23	5,000	4,995,313
0.13%, 12/15/23	15,000	14,980,078
0.13%, 01/15/24	12,000	11,980,313
0.25%, 06/15/23	5,000	5,012,891
0.25%, 11/15/23	22,000	22,051,562
0.25%, 05/31/25	10,000	9,960,156
0.25%, 06/30/25	38,100	37,924,383
0.25%, 07/31/25	40,400	40,188,531
0.25%, 08/31/25	32,500	32,312,109
0.25%, 09/30/25	19,400	19,274,203
0.25%, 10/31/25	4,700	4,666,586
0.38%, 03/31/22	30,000	30,096,094
0.38%, 04/30/25	3,100	3,105,570
0.38%, 11/30/25	76,000	75,869,375
0.38%, 12/31/25(e)	16,500	16,461,328
0.38%, 01/31/26	25,000	24,929,285
0.50%, 03/15/23	4,900	4,938,664
0.50%, 03/31/25	30,800	31,031,000
1.13%, 02/28/25	8,000	8,264,375
1.25%, 07/31/23	30,500	31,336,367
1.38%, 10/15/22	7,900	8,069,109
1.38%, 06/30/23	4,000	4,118,438
1.38%, 08/31/23	41,500	42,806,602
1.38%, 09/30/23	36,300	37,476,914
1.38%, 01/31/25	9,000	9,385,313
1.50%, 01/31/22	10,700	10,849,633

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations (continued)
1.50%, 08/15/22	$5,000	$5,107,227
1.50%, 09/15/22	19,700	20,140,941
1.50%, 01/15/23	2,500	2,567,188
1.50%, 02/28/23	13,000	13,368,672
1.50%, 03/31/23	2,000	2,059,063
1.50%, 09/30/24	11,500	12,020,195
1.50%, 10/31/24	15,000	15,687,891
1.63%, 08/15/22	15,200	15,555,063
1.63%, 08/31/22	2,500	2,559,570
1.63%, 11/15/22	30,100	30,908,937
1.63%, 04/30/23	2,000	2,066,563
1.63%, 05/31/23	11,800	12,206,547
1.75%, 11/30/21	3,000	3,041,016
1.75%, 02/28/22	9,550	9,719,363
1.75%, 03/31/22	6,000	6,114,844
1.75%, 04/30/22	6,700	6,837,141
1.75%, 05/15/22	24,550	25,068,810
1.75%, 05/31/22	26,600	27,179,797
1.75%, 06/15/22	16,000	16,359,375
1.75%, 06/30/22	5,900	6,036,668
1.75%, 07/15/22	6,500	6,654,883
1.75%, 09/30/22	30,900	31,741,301
1.75%, 01/31/23	18,000	18,585,000
1.75%, 05/15/23	16,000	16,588,750
1.75%, 06/30/24	11,500	12,095,664
1.75%, 07/31/24	12,500	13,160,156
1.75%, 12/31/24	15,000	15,851,953
1.88%, 11/30/21	5,000	5,073,438
1.88%, 02/28/22	26,250	26,751,416
1.88%, 03/31/22	8,200	8,368,484
1.88%, 04/30/22	15,250	15,586,572
1.88%, 05/31/22	12,400	12,691,594
1.88%, 07/31/22	8,500	8,724,785
1.88%, 08/31/22	14,200	14,594,937
1.88%, 09/30/22	22,650	23,311,805
1.88%, 10/31/22	4,000	4,122,500
1.88%, 08/31/24	19,800	20,949,328
2.00%, 02/15/22	14,300	14,582,090
2.00%, 07/31/22	9,100	9,357,004
2.00%, 10/31/22	13,400	13,839,687
2.00%, 11/30/22	20,900	21,618,437
2.00%, 02/15/23	8,000	8,304,375
2.00%, 04/30/24	34,500	36,497,227
2.00%, 06/30/24	14,000	14,844,375
2.00%, 02/15/25	27,500	29,377,734
2.00%, 08/15/25	7,600	8,161,688
2.13%, 05/15/22	9,900	10,156,395
2.13%, 06/30/22	20,700	21,288,656
2.13%, 12/31/22	24,300	25,229,285
2.13%, 11/30/23	7,000	7,388,828
2.13%, 02/29/24	37,000	39,193,985
2.13%, 03/31/24	18,000	19,089,844
2.13%, 07/31/24	13,900	14,815,445
2.13%, 09/30/24	15,000	16,019,531
2.13%, 11/30/24	7,800	8,348,438
2.13%, 05/15/25	2,000	2,152,656
2.25%, 04/15/22	9,500	9,744,922
2.25%, 12/31/23	8,350	8,854,262
2.25%, 01/31/24	23,000	24,419,531
2.25%, 04/30/24	12,600	13,430,813
Security	Par/ Shares (000)	Value
U.S. Government Obligations (continued)
2.25%, 10/31/24	$7,200	$7,731,563
2.25%, 11/15/24	19,600	21,062,344
2.25%, 12/31/24	9,000	9,688,359
2.25%, 11/15/25	10,000	10,876,563
2.38%, 03/15/22	22,500	23,069,531
2.38%, 01/31/23	7,000	7,314,180
2.38%, 02/29/24	14,000	14,937,344
2.38%, 08/15/24	23,400	25,169,625
2.50%, 02/15/22	12,000	12,298,594
2.50%, 03/31/23	8,000	8,410,000
2.50%, 08/15/23	6,000	6,358,125
2.50%, 01/31/24	16,500	17,642,109
2.50%, 05/15/24	28,000	30,102,188
2.50%, 01/31/25	9,300	10,116,656
2.63%, 02/28/23	5,500	5,784,883
2.63%, 06/30/23	8,750	9,274,316
2.63%, 03/31/25	5,250	5,750,391
2.75%, 04/30/23	13,800	14,608,594
2.75%, 05/31/23	5,000	5,303,125
2.75%, 07/31/23	16,500	17,571,211
2.75%, 08/31/23	12,000	12,802,500
2.75%, 02/28/25	12,450	13,685,273
2.75%, 06/30/25	14,000	15,470,000
2.75%, 08/31/25	12,000	13,291,875
2.88%, 09/30/23	14,200	15,225,062
2.88%, 10/31/23	4,800	5,156,625
2.88%, 11/30/23	9,900	10,655,648
2.88%, 04/30/25	22,100	24,470,570
2.88%, 05/31/25	35,000	38,811,719
2.88%, 07/31/25	6,000	6,672,656
3.00%, 09/30/25	34,600	38,776,328
3.00%, 10/31/25	8,000	8,978,750
6.88%, 08/15/25	4,300	5,554,391
7.13%, 02/15/23	6,500	7,421,680
7.25%, 08/15/22	1,000	1,109,258
7.50%, 11/15/24	20,000	25,457,813
		2,068,834,901
Total U.S. Government & Agency Obligations — 52.0%
(Cost: $2,452,074,543)			2,504,205,599

Common Stocks

Diversified Financial Services — 0.0%
HoldCo.(i)	16		0	(n)

Oil, Gas & Consumable Fuels — 0.0%
Pioneer Energy Services Corp.(i)(k)	0	(o)	787
Whiting Petroleum Corp.(k)	1		6,631
			7,418
Total Common Stocks — 0.0%
(Cost $68,342)			7,418

Preferred Stocks

Diversified Financial Services — 0.0%
HoldCo. Preference Shares(i)	0	(o)	0	(n)

Total Preferred Stocks — 0.0%
(Cost $97)	.		. —

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares/ Par (000)	Value
Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)(i)(k)	0 (o)	$0 (n)

Oil & Gas — 0.0%
SM Energy Co. (Expires 06/30/23)(k)	5	39,897

Total Warrants — 0.0%
(Cost $20,425)		39,897

Short-Term Investments

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(p)(q)(r)	155,502	155,595,728
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(p)(q)(s)	29,124	29,123,813
		184,719,541
Total Short-Term Investments — 3.8%
(Cost: $184,670,197)		184,719,541

Total Investments Before TBA Sales Commitments — 102.1%
(Cost: $4,802,259,929)		4,916,546,842

TBA Sales Commitments
Mortgage-Backed Securities — (0.2)%
Uniform Mortgage-Backed Securities
2.00%, 02/18/36(m)	(3,974)	(4,152,054)
3.50%, 02/18/36(m)	(4,150)	(4,420,155)
		(8,572,209)
Total TBA Sales Commitments — (0.2)%
(Proceeds: $(8,547,547))		(8,572,209)
Total Investments, Net of TBA Sales Commitments — 101.9%
(Cost: $4,793,712,382)		4,907,974,633
Other Assets, Less Liabilities — (1.9)%		(93,382,863)

Net Assets — 100.0%		$4,814,591,770

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	All or a portion of this security is on loan.

(f)	Perpetual security with no stated maturity date.

(g)	Payment-in-kind ("PIK") bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.

(h)	Zero-coupon bond.

(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(j)	Issuer filed for bankruptcy and/or is in default.

(k)	Non-income producing security.

(l)	Fixed rate.

(m)	TBA transaction.

(n)	Rounds to less than $1.

(o)	Rounds to less than 1,000.

(p)	Affiliate of the Fund.

(q)	Annualized 7-day yield as of period-end.

(r)	All or a portion of this security has been pledged as collateral in connection with outstanding TBA agreements.

(s)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$158,997,427	$—	$(3,387,731)	(a)	$(12,834)	$(1,134)	$155,595,728	155,502	$77,802	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,795,447	—	(1,671,634)	(a)	—	—	29,123,813	29,124	49,747		—
					$(12,834)	$(1,134)	$184,719,541		$127,549		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$28,525,228	$—	$28,525,228
Collaterized Mortgage Obligations	—	74,745,512	—	74,745,512
Corporate Bonds & Notes	—	1,785,211,422	169,750	1,785,381,172
Floating Rate Loan Interests.	—	263,780	—	263,780
Foreign Government Obligations.	—	335,348,838	—	335,348,838
Municipal Debt Obligations	—	3,309,857	—	3,309,857
U.S. Government & Agency Obligations	—	2,504,205,599	—	2,504,205,599
Common Stocks	6,631	—	787	7,418
Preferred Stocks	—	—	—	—
Warrants	—	39,897	—	39,897
Money Market Funds.	184,719,541	—	—	184,719,541
	184,726,172	4,731,650,133	170,537	4,916,546,842
Liabilities
TBA Sales Commitments	—	(8,572,209)	—	(8,572,209)
	$184,726,172	$4,723,077,924	$170,537	$4,907,974,633

Portfolio Abbreviations - Equity

JSC.	Joint Stock Company
REIT	Real Estate Investment Trust

Portfolio Abbreviations - Fixed Income

BAB.	Build America Bond
GO	General Obligation
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
RB	Revenue Bond
TBA.	To-Be-Announced